UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 05/31/2019

Item 1 – Report to Stockholders

MAY 31, 2019

ANNUAL REPORT

BlackRock California Municipal Series Trust

➢	BlackRock California Municipal Opportunities Fund

BlackRock Multi-State Municipal Series Trust

➢	BlackRock New Jersey Municipal Bond Fund
➢	BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Series Trust

➢	BlackRock Strategic Municipal Opportunities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call 1-800-441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended May 31, 2019, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds posted positive returns, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — all declined during the reporting period.

Volatility rose in emerging markets, as the rising U.S. dollar and higher interest rates in the United States disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe also led to negative performance for European equities. However, recent economic data indicates that Europe may emerge from its economic soft patch, reinvigorated by a manufacturing rebound and China’s economic stimulus.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil in several countries, including the United States. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

By comparison, fixed-income securities delivered modest positive returns with relatively low volatility. Short-term U.S. Treasury yields rose, while longer-term yields declined. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment-grade and high-yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

As global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted to a more patient perspective on the economy in January 2019, which led to a strong rebound in the equity market. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Relatively low inflation and modest economic growth give the Fed room to maintain support for the economy until the economic data builds the case for changing interest rates. Signs of slowing economic growth also prompted investors to increase expectations for Fed rate cuts in the latter half of 2019. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

We continue to believe the probability of recession in 2019 remains relatively low. In our view, a slowing expansion with room to run is the most likely scenario. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

Despite the crosscurrents, U.S. and emerging market equities remain relatively attractive. Within U.S. equities, we believe that companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of May 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.74%	3.78%
U.S. small cap equities (Russell 2000® Index)	(3.72)	(9.04)
International equities (MSCI Europe, Australasia, Far East Index)	2.41	(5.75)
Emerging market equities (MSCI Emerging Markets Index)	1.33	(8.70)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.20	2.26
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	9.11	8.81
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	6.72	6.40
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.68	6.06
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.19	5.50
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of May 31, 2019	BlackRock California Municipal Opportunities Fund

Investment Objective

BlackRock California Municipal Opportunities Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from Federal and California income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended May 31, 2019, the Fund underperformed its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® California Municipal Bond Index. The following discussion of relative performance pertains to the S&P® California Municipal Bond Index.

What factors influenced performance?

Municipal bonds produced a healthy gain in the 12-month period, largely as a result of the sharp decline in U.S. Treasury yields from November onward. Government bonds were boosted by the combination of slowing economic growth and the Fed’s pivot toward a more accommodative monetary policy. Tax-exempt issues gained a further boost from the continued improvement in municipal finances and a favorable supply-and-demand trends in the market. California municipal debt slightly lagged the national index, primarily due to elevated new issuance and a reversion from the state’s outperformance in 2017 and the first half of 2018.

The Fund’s use of U.S. Treasury futures to manage interest rate risk was the largest detractor to Fund performance, as it prevented the Fund from gaining the full benefit of falling rates.

On the positive side, the Fund benefited from its positions in longer-maturity securities, which outperformed shorter-dated issues. Overweight allocations to the transportation and utilities sectors added value, as did security selection in the tobacco sector. The use of leverage also contributed to results in the rising market.

Describe recent portfolio activity.

The Fund aims to deliver a balance of competitive total return and tax-free income using a tactical strategy that is designed to take advantage of credit, yield curve and interest rate trends.

The investment adviser put cash to work in late 2018 and 2019 to take advantage of elevated yields. Cash reserves, which started the period near 5% of net assets, fell below 1% by early 2019 as a result. Later in the period, the Fund sought to capitalize on robust market performance by selling select holdings to lock in profits.

The Fund continued to seek opportunities to manage interest rate risk by actively adjusting its positioning in U.S. Treasury futures. Once rates began to decline in the second half of the period, the investment adviser reduced the size of the position.

The Fund used market volatility to add to the portfolio’s weighting in bonds rated below investment grade. The Fund had a 9% allocation to the category as of May 31, 2019, with the majority held in the tobacco sector and Puerto Rico. The portfolio’s allocation to taxable bonds, which stood at 5.2% of assets at the close of the period, remained relatively steady.

Describe portfolio positioning at period end.

The Fund closed the period with an elevated cash weighting of 8%. The investment adviser made an active decision to reduce duration (interest-rate sensitivity) by selling some positions in longer-term bonds that had performed well in the rally. In addition, the combination of low absolute yields and tight yield spreads indicated that valuations had become less compelling. The investment adviser therefore kept some cash on hand in the event that less favorable market conditions created more attractive values. Strong inflows into the Fund also played a role in the larger cash position. The investment adviser chose to take a cautious approach and await better opportunities to deploy these assets rather than buying securities at rich valuations. The Fund’s higher cash position had no material impact on Fund performance.

The Fund was positioned defensively at the close of the period. In addition to maintaining the above-average cash weighting and using interest-rate risk-management strategies, the Fund held a duration below that of the benchmark. The Fund’s portfolio duration stood at 4.8 years on May 31, 2019 when risk-management strategies were included. The Fund also maintained an above-average credit quality of AA, as elevated valuations for lower-quality securities indicated a higher degree of potential risk.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of May 31, 2019 (continued)	BlackRock California Municipal Opportunities Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 14 for more information about the performance of Investor A Shares.

(b)

Under normal circumstances, the Fund will invest at least 80% of its assets in California municipal bonds. The Fund’s total returns prior to January 26, 2015 are the returns of the Fund when it followed different investment strategies under the name BlackRock California Municipal Bond Fund.

(c)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(d)	The S&P® California Municipal Bond Index includes all California bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended May 31, 2019

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.03%	2.01%	4.08%	4.28%	N/A	4.30%	N/A	5.54%	N/A
Investor A	1.71	1.68	3.95	4.02	(0.40)%	4.05	3.15%	5.30	4.85%
Investor A1	1.86	1.84	4.04	4.18	N/A	4.18	N/A	5.46	N/A
Investor C	1.03	1.01	3.57	3.24	2.25	3.25	3.25	4.52	4.52
Investor C1	1.47	1.45	3.79	3.68	N/A	3.66	N/A	4.93	N/A
Class K	2.08	2.06	4.03	4.33	N/A	4.31	N/A	5.55	N/A
S&P® Municipal Bond Index	—	—	5.68	6.06	N/A	3.55	N/A	4.72	N/A
S&P® California Municipal Bond Index	—	—	5.74	5.79	N/A	3.80	N/A	5.27	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its assets in California municipal bonds. The Fund’s total returns prior to January 26, 2015 are the returns of the Fund when it followed different investment strategies under the name BlackRock California Municipal Bond Fund.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	5

Fund Summary as of May 31, 2019	BlackRock New Jersey Municipal Bond Fund

Investment Objective

BlackRock New Jersey Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from Federal income tax and New Jersey personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended May 31, 2019, the Fund underperformed its primary benchmark, the S&P® Municipal Bond Index, except for the Fund’s Institutional Shares, which performed in line with the primary benchmark, and Class K Shares, which outperformed. For the same period, the Fund underperformed its secondary benchmark, the Custom New Jersey Index. The following discussion of relative performance pertains to the Custom New Jersey Index.

What factors influenced performance?

Municipal bonds produced a healthy gain in the 12-month period, largely as a result of the sharp decline in U.S. Treasury yields from November onward. Government bonds were boosted by the combination of slowing economic growth and the Fed’s pivot toward a more accommodative monetary policy. Tax-exempt issues gained further support from the continued improvement in municipal finances and favorable supply-and-demand trends in the market.

New Jersey municipal bonds benefited from positive fundamental revenue surprises and thriving investor demand, which pushed yield spreads tighter and helped the state outperform the broader, national index. Investors’ appetite for income led to outperformance for both longer-dated and lower-quality issues. Supply-and-demand factors in the state were also supportive in the year-to-date period ended May 31, 2019, as net negative supply in New Jersey exceeded $10 billion.

The Fund sought to manage interest rate risk using U.S. Treasury futures. Since Treasury yields fell, as prices rose, this aspect of the Fund’s positioning detracted from returns. Underweight positions in the state tax-backed and transportation sectors, both of which outperformed the broader market, hurt relative Fund performance. The Fund’s allocation to higher-rated securities, which underperformed lower-quality bonds, also detracted from returns. Reinvestment had an adverse effect on the Fund’s income, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at lower prevailing rates.

The Fund benefited from its overweight position in the long end of the yield curve (bonds with maturities of 20 years and above). At the sector level, overweights in health care and education issues helped performance. A modest amount of portfolio leverage augmented returns and provided additional income.

Describe recent portfolio activity.

Portfolio activity centered on reinvesting the proceeds from income, as well as from bonds that matured or were called. The Fund’s purchases were focused on longer-term securities in revenue sectors, together with a few select local general obligation issues that augmented diversification. The Fund’s investment adviser took the opportunity to diversify into Puerto Rico bonds at attractive yields, which helped total returns for the period.

Describe portfolio positioning at period end.

The Fund continued to favor higher-yielding, lower-rated investment-grade issues in revenue sectors such as health care and higher education. Conversely, it had a less favorable view on state general obligation debt. Despite the recent positive revenue surprises, New Jersey’s credit rating and yield spreads continued to reflect the state’s high unfunded pension liabilities. The Fund closed the period with a modestly long duration (above-average interest-rate sensitivity) and an emphasis on longer-term bonds, particularly those with maturities of 20 years and above.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of May 31, 2019 (continued)	BlackRock New Jersey Municipal Bond Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 14 for more information about the performance of Investor A Shares.

(b)	The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds.
(c)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(d)

The Custom New Jersey Index is a customized benchmark that reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.

Performance Summary for the Period Ended May 31, 2019

				Average Annual Total Returns (a)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.29%	2.15%	5.94%	6.05%	N/A	4.04%	N/A	5.44%	N/A
Service	2.04	1.92	5.81	5.79	N/A	3.85	N/A	5.26	N/A
Investor A	1.96	1.87	5.81	5.79	1.29%	3.85	2.96%	5.26	4.81%
Investor A1	2.11	2.03	5.79	5.95	N/A	4.00	N/A	5.41	N/A
Investor C	1.31	1.22	5.42	5.00	4.00	3.09	3.09	4.47	4.47
Investor C1	1.76	1.67	5.65	5.45	N/A	3.48	N/A	4.89	N/A
Class K	2.34	2.23	5.97	6.20	N/A	4.06	N/A	5.44	N/A
S&P® Municipal Bond Index	—	—	5.68	6.06	N/A	3.55	N/A	4.72	N/A
Custom New Jersey Index	—	—	7.97	8.71	N/A	5.01	N/A	5.59	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of May 31, 2019	BlackRock Pennsylvania Municipal Bond Fund

Investment Objective

BlackRock Pennsylvania Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from Federal income tax and Pennsylvania personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended May 31, 2019, the Fund underperformed both its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the Custom Pennsylvania Index. The following discussion of relative performance pertains to the Custom Pennsylvania Index.

What factors influenced performance?

Municipal bonds produced a healthy gain in the 12-month period, largely as a result of the sharp decline in U.S. Treasury yields from November onward. Government bonds were boosted by the combination of slowing economic growth and the Fed’s pivot toward a more accommodative monetary policy. Tax-exempt issues gained further support from the continued improvement in municipal finances and favorable supply-and-demand trends in the market.

Pennsylvania municipal bonds benefited from a positive fundamental backdrop with growing tax collections. Demand for higher-yielding investment-grade debt led to tightening yield spreads on the state’s general obligation bonds and helped the state outperform the broader, national index.

The Fund sought to manage interest rate risk using U.S. Treasury futures. Since Treasury yields fell, as prices rose, this aspect of the Fund’s positioning detracted from Fund returns. The Fund’s allocation to higher-rated securities, which underperformed lower-quality bonds, also detracted. Reinvestment had an adverse effect on the Fund’s income, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at lower prevailing rates.

The Fund benefited from overweight positions in the health and education sectors. However, an underweight position in the state tax-backed sector, which outperformed the broader market, hurt relative performance. A sizable overweight in pre-refunded bonds, while generating positive absolute returns, lagged other sectors due to its low duration characteristics. (Duration is a measure of interest-rate sensitivity.) The Fund’s preference for these bonds reflects their higher yields and low risk profile.

The Fund was helped by its overweight in the long end of the yield curve (bonds with maturities of 20 years and above). A modest amount of portfolio leverage augmented returns and provided additional income.

Describe recent portfolio activity.

The Fund’s investment adviser took the opportunity to diversify into Puerto Rico bonds at attractive yields, which helped total returns. This move also contributed to an increase in the Fund’s duration, as well as a decline in its average credit quality. New-issue bonds provided the Fund with opportunities to capitalize on the contrast between the dearth of supply and the record pace of mutual fund inflows in the year-to-date period ended May 31, 2019.

The Fund remained fully invested, leaving its barbell strategy intact and using pre-refunded bonds as a source of income and to fund new purchases. (A barbell structure is an overweight in long- and short-term bonds, with a corresponding underweight in intermediate-term issues.)

Describe portfolio positioning at period end.

The Fund continued to favor higher-yielding, lower-rated investment-grade issues in revenue sectors such as health care and higher education. Conversely, it had a less favorable view toward state general obligation debt. The Fund closed the period with an above-benchmark duration and a barbell curve structure with concentrations in bonds maturing in zero to two years as well as 20 years and above.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of May 31, 2019 (continued)	BlackRock Pennsylvania Municipal Bond Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 14 for more information about the performance of Investor A Shares.

(b)	The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds.
(c)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(d)

The Custom Pennsylvania Index is customized benchmark that reflects the returns of the S&P® Pennsylvania Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those Pennsylvania bonds in the S&P® Pennsylvania Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.

Performance Summary for the Period Ended May 31, 2019

				Average Annual Total Returns (a)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.33%	2.18%	5.45%	5.22%	N/A	3.91%	N/A	5.10%	N/A
Service	2.08	1.94	5.41	5.05	N/A	3.70	N/A	4.91	N/A
Investor A	2.00	1.94	5.41	5.05	0.59%	3.68	2.79%	4.89	4.44%
Investor A1	2.14	2.07	5.39	5.11	N/A	3.85	N/A	5.05	N/A
Investor C	1.34	1.28	4.92	4.18	3.18	2.90	2.90	4.07	4.07
Investor C1	1.61	1.39	5.14	4.62	N/A	3.32	N/A	4.51	N/A
Class K	2.41	2.33	5.47	5.28	N/A	3.92	N/A	5.10	N/A
S&P® Municipal Bond Index	—	—	5.68	6.06	N/A	3.55	N/A	4.72	N/A
Custom Pennsylvania Index	—	—	7.49	7.69	N/A	4.67	N/A	5.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	9

Fund Summary as of May 31, 2019	BlackRock Strategic Municipal Opportunities Fund

Investment Objective

BlackRock Strategic Municipal Opportunities Fund’s (the “Fund”) investment objective is to provide shareholders with a high level of income exempt from Federal income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended May 31, 2019, the Fund underperformed its primary benchmark, the S&P® Municipal Bond Index, as well as its custom blended secondary benchmark comprised of 65% S&P® Municipal Bond Investment Grade Index, 30% S&P® Municipal Bond High Yield Index and 5% Bloomberg Barclays Taxable Municipal: U.S. Aggregate Eligible Index. The following discussion of relative performance pertains to the custom blended benchmark.

What factors influenced performance?

Municipal bonds produced a healthy gain in the 12-month period, largely as a result of the sharp decline in U.S. Treasury yields from November onward. Government bonds were boosted by the combination of slowing economic growth and the Fed’s pivot toward a more accommodative monetary policy. Tax-exempt issues gained further support from the continued improvement in municipal finances and favorable supply-and-demand trends in the market.

The Fund’s use of U.S. Treasury futures to manage interest rate risk detracted from performance by preventing the Fund from gaining the full benefit of falling rates. Underweight positions in bonds with 10- to 18-year maturities also detracted, as did an underweight in non-rated issues.

The Fund’s sector allocations helped offset some of the underperformance, with positive contributions coming from overweight positions in transportation, housing and health care. From a credit perspective, overweight positions in A and BBB rated debt outperformed the benchmark. Long-term bonds with maturities of 20 years and above further contributed to the Fund’s performance.

Describe recent portfolio activity.

The Fund opened the period with a duration of 4.65 years and closed at 4.5 years. (Duration is a measure of interest-rate sensitivity.) In comparison, the benchmark’s duration stood at 6.6 years as of May 31, 2019.

At the sector level, the Fund’s investment adviser made the largest increases in housing and state tax-backed issues. The Fund maintained a high-quality bias with its largest allocations to the AA and A rating tiers. About 18% of the Fund’s assets were invested in high yield (below investment-grade) bonds at period end, with the majority held in the tobacco sector and Puerto Rico. In comparison, the Fund had a 19% weighting in this area at the start of the period. The Fund held an allocation of approximately 58% to bonds with maturities of 20 years and above as of May 31, 2019, up from 55% one year ago. The portfolio’s weighting in taxable securities remained at 6%. Toward the end of the period, the Fund’s activity focused on taking gains in strong recent performers.

Describe portfolio positioning at period end.

The Fund was notably overweight in the transportation and housing sectors and underweight in school district, local tax-backed and pre-refunded/escrowed bonds. The Fund’s average credit quality remained at A+.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of May 31, 2019 (continued)	BlackRock Strategic Municipal Opportunities Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 14 for more information about the performance of Investor A Shares.

(b)

Under normal circumstances the Fund invests at least 80% of its assets in municipal bonds. The Fund’s returns prior to January 27, 2014 are the returns of the Fund when it followed different investment strategies under the name BlackRock Intermediate Municipal Fund.

(c)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(d)	See “About Fund Performance” on page 14 for descriptions of the indexes.

Performance Summary for the Period Ended May 31, 2019

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.36%	2.31%	4.32%	4.41%	N/A	4.16%	N/A	5.32%	N/A
Investor A	2.05	2.00	4.12	4.17	(0.26)%	3.92	3.02%	5.08	4.63%
Investor A1	2.27	2.22	4.29	4.33	N/A	4.08	N/A	5.23	N/A
Investor C	1.39	1.33	3.82	3.39	2.39	3.14	3.14	4.29	4.29
Class K	2.42	2.37	4.36	4.47	N/A	4.18	N/A	5.33	N/A
S&P® Municipal Bond Index	—	—	5.68	6.06	N/A	3.55	N/A	4.72	N/A
S&P® Municipal Bond Investment Grade Index	—	—	5.61	5.97	N/A	3.41	N/A	4.52	N/A
S&P® Municipal Bond High Yield Index	—	—	6.83	7.62	N/A	5.70	N/A	8.44	N/A
Bloomberg Barclays Taxable Municipal: U.S. Aggregate Eligible Index	—	—	12.28	10.33	N/A	5.92	N/A	8.06	N/A
65% S&P® Municipal Bond Investment Grade Index, 30% S&P® Municipal Bond High Yield Index and 5% Bloomberg Barclays Taxable Municipal: U.S. Aggregate Eligible Index	—	—	6.31	6.68	N/A	4.23	N/A	5.88	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund invests at least 80% of its assets in municipal bonds. The Fund’s returns prior to January 27, 2014 are the returns of the Fund when it followed different investment strategies under the name BlackRock Intermediate Municipal Fund.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	11

Portfolio Information  as of May 31, 2019

BlackRock California Municipal Opportunities Fund

SECTOR ALLOCATION (a)

Sector	Percent of Total Investments (b)
County/City/Special District/School District	31%
Utilities	26
Transportation	15
Education	10
Health	8
State	6
Tobacco	4

CREDIT QUALITY ALLOCATION (c)

Credit Rating	Percent of Total Investments (b)
AAA/Aaa	14%
AA/Aa	58
A	15
BB/Ba	1
B/B	2
CC	2
N/R(d)	8

CALL/MATURITY SCHEDULE (e)

Percent of Total Investments (b)
Calendar Year Ended December 31,
2019	6%
2020	5
2021	6
2022	7
2023	1

BlackRock New Jersey Municipal Bond Fund

SECTOR ALLOCATION (a)

Sector	Percent of Total Investments (b)
Transportation	23%
Health	20
Education	19
County/City/Special District/School District	15
State	10
Corporate	5
Utilities	4
Housing	2
Tobacco	2

CREDIT QUALITY ALLOCATION (c)

Credit Rating	Percent of Total Investments (b)
AAA/Aaa	3%
AA/Aa	37
A	18
BBB/Baa	29
BB/Ba	4
CC	1
N/R(d)	8

CALL/MATURITY SCHEDULE (e)

Percent of Total Investments (b)
Calendar Year Ended December 31,
2019	5%
2020	4
2021	12
2022	6
2023	6

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(b)	Excludes short-term securities.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represented less than 1% of the Fund’s long-term investments.

(e)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

12	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Portfolio Information  as of May 31, 2019 (continued)

BlackRock Pennsylvania Municipal Bond Fund

SECTOR ALLOCATION (a)

Sector	Percent of Total Investments (b)
Health	26%
Education	23
County/City/Special District/School District	15
Transportation	12
State	9
Utilities	7
Housing	5
Tobacco	2
Corporate	1

CREDIT QUALITY ALLOCATION (c)

Credit Rating	Percent of Total Investments (b)
AAA/Aaa	—	%(e)
AA/Aa	44
A	30
BBB/Baa	9
BB/Ba	1
N/R(d)	16

CALL/MATURITY SCHEDULE (f)

Percent of Total Investments (b)
Calendar Year Ended December 31,
2019	5%
2020	14
2021	12
2022	4
2023	3

BlackRock Strategic Municipal Opportunities Fund

SECTOR ALLOCATION (a)

Sector	Percent of Total Investments (b)
Transportation	23%
State	16
County/City/Special District/School District	13
Housing	12
Utilities	12
Health	11
Education	6
Tobacco	4
Corporate	3

CREDIT QUALITY ALLOCATION (c)

Credit Rating	Percent of Total Investments (b)
AAA/Aaa	13%
AA/Aa	36
A	19
BBB/Baa	15
BB/Ba	2
B/B	5
CC	2
N/R(d)	8

CALL/MATURITY SCHEDULE (f)

Percent of Total Investments (b)
Calendar Year Ended December 31,
2019	6%
2020	3
2021	5
2022	10
2023	7

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(b)	Excludes short-term securities.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represented 2% for BlackRock Pennsylvania Municipal Bond Fund and less than 1% for BlackRock Strategic Municipal Opportunities Fund long-term investments.

(e)	Represents less than 1% of total investments.
(f)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

PORTFOLIO INFORMATION	13

About Fund Performance

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. For each Fund, Class K Shares performance shown prior to the Class K January 25, 2018 inception date is that of Institutional Shares. The performance of the Funds’ Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Service Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor A1 Shares (for all Funds except BlackRock Strategic Municipal Opportunities Fund) are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.10% per year (but no distribution fee). Investor A1 Shares for BlackRock Strategic Municipal Opportunities Fund incur a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Funds. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders and, for BlackRock California Municipal Opportunities Fund only, fee based programs previously approved by the Fund.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Effective November 8, 2018, each Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares and, thereafter, investors will be subject to lower ongoing fees.

Investor C1 Shares (available in all Funds except BlackRock Strategic Municipal Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders and, for BlackRock California Municipal Opportunities Fund only, fee based programs previously approved by the Fund. In addition, these shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. Effective November 8, 2018, each Fund adopted an automatic conversion feature whereby Investor C1 Shares held for approximately ten years will be automatically converted into Investor A Shares and, thereafter, investors will be subject to lower ongoing fees.

Investor A1 and Investor C1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans and, for BlackRock California Municipal Opportunities Fund only, fee based programs previously approved by the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

The Manager voluntarily waived a portion of each Fund’s expenses. Without such waiver, each Fund’s performance would have been lower. The Manager is under no obligation to waive or to continue waiving its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 6 of the Notes to Financial Statements for additional information on waivers.

Bloomberg Barclays Taxable Municipal: U.S. Aggregate Eligible Index — represents securities that are taxable, dollar-denominated, and issued by a U.S. state or territory, and have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding, and are rated investment-grade (at least BBB- by S&P or Fitch Ratings (“Fitch”) and/or Baa3 by Moody’s) by at least two of the following ratings agencies: S&P, Moody’s and Fitch.

S&P® Municipal Bond High Yield Index — a market-value-weighted index that consists of bonds in the S&P Municipal Bond Index that are nonrated or that are rated BB+ by S&P and/or Ba1 by Moody’s or lower; bonds that are prerefunded or escrowed to maturity are not included in this index.

S&P® Municipal Bond Investment Grade Index — a market-value-weighted index that consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P and/or Baa3 by Moody’s.

14	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on December 1, 2018 and held through May 31, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual				Hypothetical (c)
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
BlackRock California Municipal Opportunities Fund	Beginning Account Value (12/01/18)	Ending Account Value (05/31/19)	Expenses Paid During the Period (a)	Expenses Paid During the Period (b)	Beginning Account Value (12/01/18)	Ending Account Value (05/31/19)	Expenses Paid During the Period (a)	Ending Account Value (05/31/19)	Expenses Paid During the Period (b)
Institutional	$1,000.00	$1,040.80	$3.15	$2.24	$1,000.00	$1,021.84	$3.13	$1,022.74	$2.22
Investor A	1,000.00	1,039.50	4.42	3.51	1,000.00	1,020.59	4.38	1,021.49	3.48
Investor A1	1,000.00	1,040.40	3.61	2.70	1,000.00	1,021.39	3.58	1,022.29	2.67
Investor C	1,000.00	1,035.70	8.22	7.31	1,000.00	1,016.85	8.15	1,017.75	7.24
Investor C1	1,000.00	1,037.90	6.76	5.13	1,000.00	1,018.30	6.69	1,019.90	5.09
Class K	1,000.00	1,040.30	2.90	1.98	1,000.00	1,022.09	2.87	1,022.99	1.97

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.62% for Institutional, 0.87% for Investor A, 0.71% for Investor A1, 1.62% for Investor C, 1.33% for Investor C1 and 0.57% for Class K), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.44% for Institutional, 0.69% for Investor A, 0.53% for Investor A1, 1.44% for Investor C, 1.01% for Investor C1 and 0.39% for Class K), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period shown).

(c)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

	Actual				Hypothetical (c)
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
BlackRock New Jersey Municipal Bond Fund	Beginning Account Value (12/01/18)	Ending Account Value (05/31/19)	Expenses Paid During the Period (a)	Expenses Paid During the Period (b)	Beginning Account Value (12/01/18)	Ending Account Value (05/31/19)	Expenses Paid During the Period (a)	Ending Account Value (05/31/19)	Expenses Paid During the Period (b)
Institutional	$1,000.00	$1,059.40	$3.34	$2.67	$1,000.00	$1,021.69	$3.28	$1,022.34	$2.62
Service	1,000.00	1,058.10	4.62	3.95	1,000.00	1,020.44	4.53	1,021.09	3.88
Investor A	1,000.00	1,058.10	4.62	3.95	1,000.00	1,020.44	4.53	1,021.09	3.88
Investor A1	1,000.00	1,057.90	3.80	3.13	1,000.00	1,021.24	3.73	1,021.89	3.07
Investor C	1,000.00	1,054.20	8.40	7.78	1,000.00	1,016.75	8.25	1,017.35	7.64
Investor C1	1,000.00	1,056.50	6.77	5.54	1,000.00	1,018.35	6.64	1,019.55	5.44
Class K	1,000.00	1,059.70	3.08	2.41	1,000.00	1,021.94	3.02	1,022.59	2.37

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.65% for Institutional, 0.90% for Service, 0.90% for Investor A, 0.74% for Investor A1, 1.64% for Investor C, 1.32% for Investor C1 and 0.60% for Class K), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.52% for Institutional, 0.77% for Service, 0.77% for Investor A, 0.61% for Investor A1, 1.52% for Investor C, 1.08% for Investor C1 and 0.47% for Class K), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

(c)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

DISCLOSURE OF EXPENSES	15

Disclosure of Expenses (continued)

Expense Examples (continued)

	Actual				Hypothetical (c)
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
BlackRock Pennsylvania Municipal Bond Fund	Beginning Account Value (12/01/18)	Ending Account Value (05/31/19)	Expenses Paid During the Period (a)	Expenses Paid During the Period (b)	Beginning Account Value (12/01/18)	Ending Account Value (05/31/19)	Expenses Paid During the Period (a)	Ending Account Value (05/31/19)	Expenses Paid During the Period (b)
Institutional	$1,000.00	$1,054.50	$4.30	$2.77	$1,000.00	$1,020.74	$4.23	$1,022.24	$2.72
Service	1,000.00	1,054.10	5.58	4.05	1,000.00	1,019.50	5.49	1,020.99	3.98
Investor A	1,000.00	1,054.10	5.58	4.05	1,000.00	1,019.50	5.49	1,020.99	3.98
Investor A1	1,000.00	1,053.90	4.86	3.28	1,000.00	1,020.20	4.78	1,021.74	3.22
Investor C	1,000.00	1,049.20	9.40	7.87	1,000.00	1,015.76	9.25	1,017.25	7.75
Investor C1	1,000.00	1,051.40	7.67	5.68	1,000.00	1,017.45	7.54	1,019.40	5.59
Class K	1,000.00	1,054.70	4.10	2.51	1,000.00	1,020.94	4.03	1,020.94	2.47

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.84% for Institutional, 1.09% for Service, 1.09% for Investor A, 0.95% for Investor A1, 1.84% for Investor C, 1.50% for Investor C1 and 0.80% for Class K), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.54% for Institutional, 0.79% for Service, 0.79% for Investor A, 0.64% for Investor A1, 1.53% for Investor C, 1.10% for Investor C1 and 0.49% for Class K), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

(c)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

	Actual				Hypothetical (c)
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
BlackRock Strategic Municipal Opportunities Fund	Beginning Account Value (12/01/18)	Ending Account Value (05/31/19)	Expenses Paid During the Period (a)	Expenses Paid During the Period (b)	Beginning Account Value (12/01/18)	Ending Account Value (05/31/19)	Expenses Paid During the Period (a)	Ending Account Value (05/31/19)	Expenses Paid During the Period (b)
Institutional	$1,000.00	$1,043.20	$3.92	$2.80	$1,000.00	$1,021.09	$3.88	$1,022.19	$2.77
Investor A	1,000.00	1,041.20	5.09	3.97	1,000.00	1,019.95	5.04	1,021.04	3.93
Investor A1	1,000.00	1,042.90	4.28	3.16	1,000.00	1,020.74	4.23	1,021.84	3.12
Investor C	1,000.00	1,038.20	8.89	7.77	1,000.00	1,016.21	8.80	1,017.30	7.70
Class K	1,000.00	1,043.60	3.62	2.50	1,000.00	1,021.39	3.58	1,021.39	2.47

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.77% for Institutional, 1.00% for Investor A, 0.84% for Investor A1, 1.75% for Investor C and 0.71% for Class K), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.55% for Institutional, 0.78% for Investor A, 0.62% for Investor A1, 1.53% for Investor C and 0.49% for Class K), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

(c)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

16	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance returns and NAV. However, there is no guarantee that these objectives can be achieved in all interest rate environments.

Each Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, the Funds transfer municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect the Funds’ NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, such Fund’s shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Funds’ shareholders, and the value of these portfolio holdings is reflected in the Funds’ per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.

Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by such Fund’s shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

THE BENEFITS AND RISKS OF LEVERAGING / DERIVATIVE FINANCIAL INSTRUMENTS	17

Schedule of Investments May 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 1.2%

Commercial Services & Supplies — 0.1%
Waste Management, Inc., 3.45%, 06/15/29	$1,979	$2,022,871

Consumer Finance — 0.1%
Capital One Financial Corp., 3.80%, 01/31/28	3,411	3,407,245

Education — 0.3%
Pepperdine University, 3.95%, 12/01/57	9,385	10,111,193
University of Southern California, 3.03%, 10/01/39	1,765	1,708,994

		11,820,187

Health Care Providers & Services — 0.3%
Kaiser Foundation Hospitals, 3.50%, 04/01/22	4,880	5,041,574
Valley Children’s Hospital, Series A, 4.40%, 03/15/48	4,000	4,334,899

		9,376,473

IT Services — 0.3%
International Business Machines Corp., 3.50%, 05/15/29	8,605	8,762,160

Pharmaceuticals — 0.1%
AbbVie, Inc., 4.88%, 11/14/48	2,871	2,884,693

Total Corporate Bonds — 1.2% (Cost — $36,526,216)		38,273,629

	Shares

Investment Companies — 1.1%
iShares National Muni Bond ETF(k)	335,000	37,811,450

Total Investment Companies — 1.1% (Cost — $36,719,283)		37,811,450

	Par (000)

Municipal Bonds — 79.7%

California — 75.1%

County/City/Special District/School District — 25.3%
Anaheim California City School District, GO, Election 2016, Series A, 4.00%, 08/01/42	$2,385	2,597,193
Anaheim Public Financing Authority, Refunding RB, Series A, 5.00%, 05/01/39	2,500	2,851,600
Butte-Glenn Community College District, GO, Election of 2016, Series A, 5.25%, 08/01/46	12,360	15,034,086
California Infrastructure & Economic Development Bank, RB:
Build America Bonds, 6.49%, 05/15/49	2,125	2,993,742
Goodwill Industry San Joaquin, 5.85%, 09/01/37	2,830	2,831,953
California Pollution Control Financing Authority, RB, Republic Services, Inc. Project, AMT, 1.90%, 11/01/42(a)(b)	7,000	7,001,400
California Pollution Control Financing Authority, Refunding RB, Republic Services, Inc. Project, Series A, AMT, 1.90%, 08/01/23(a)(b)	37,715	37,726,314
California Statewide Communities Development Authority, RB, Lancer Educational Student Housing Project, 5.00%, 06/01/51(a)	1,035	1,161,239
California Statewide Communities Development Authority, Special Assessment, Statewide Community Infrastructure Program, Series A:
5.00%, 09/02/39	1,210	1,392,057
5.00%, 09/02/44	715	814,557
5.00%, 09/02/48	715	811,904

Security	Par (000)	Value

County/City/Special District/School District (continued)
City & County of San Francisco California, GO:
Public Health & Safety, Series E, 5.00%, 06/15/20	$1,175	$1,221,460
Public Health & Safety, Series E, 5.00%, 06/15/21	1,295	1,395,052
Series B, 5.00%, 06/15/20	2,225	2,312,977
Series C, 5.00%, 06/15/20	4,855	5,046,967
Series C, 5.00%, 06/15/21	2,110	2,273,019
City & County of San Francisco California Community Facilities District No. 2014-1, Special Tax, Green Bond, Series B:
3.78%, 09/01/30	1,110	1,164,901
3.92%, 09/01/31	3,410	3,604,779
3.97%, 09/01/32	1,880	1,985,656
4.02%, 09/01/33	2,070	2,186,562
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Series D:
Mission Bay South Redevelopment Project, 0.00%, 08/01/23(a)(c)	1,000	851,600
Mission Bay South Redevelopment Project, 0.00%, 08/01/31(a)(c)	3,000	1,706,100
3.13%, 08/01/28	1,150	1,175,427
3.25%, 08/01/29	1,000	1,024,300
3.38%, 08/01/30	1,250	1,285,075
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,014,480
City of Los Angeles California, RB, 4.00%, 06/27/19	50,000	50,087,000
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 08/01/19(d)	6,035	6,079,237
City of Sacramento California Transient Occupancy Tax Revenue, RB, Convention Center Complex, Series A, 5.00%, 06/01/43	10,590	12,671,464
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 05/01/42	2,395	2,613,807
Corona Community Facilities District, Improvement Area No.1, Special Tax Bonds, Series A:
5.00%, 09/01/34	800	906,592
5.00%, 09/01/43	1,355	1,517,424
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A:
Green Bond, 5.00%, 07/01/44	46,155	56,433,718
4.00%, 07/01/31	7,825	8,679,490
5.00%, 07/01/42	28,395	34,124,543
County of North Orange Community College District California, GO, Election of 2014, Series B, 4.00%, 08/01/44(e)	9,000	10,035,450
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	11,200	13,243,216
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(d)	2,895	3,130,074
Fremont Union High School District, GO, Series A, 4.00%, 08/01/46(e)	16,450	18,064,238
Glendale Community California College District, GO, Election of 2016, Series A, 5.25%, 08/01/41	8,700	10,623,570
Hacienda La Puente Unified School District, GO, Election 2016, Series A, 5.25%, 08/01/42	5,000	6,110,650
Hayward Unified School District, GO, Series A (BAM), 5.00%, 08/01/44	6,450	7,726,648
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42	3,500	4,289,285
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 08/01/42	8,870	13,146,138

18	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(d)	$16,250	$16,371,062
Los Angeles Community College District California, GO, Series G, 4.00%, 08/01/39	5,645	6,084,407
Los Angeles Unified School District California, GO, Refunding, Series A:
5.00%, 07/01/20	37,070	38,578,008
5.00%, 07/01/21	29,250	31,470,952
5.00%, 07/01/22	30,705	34,116,325
Millbrae School District, GO, Series B-2, 6.00%, 07/01/21(d)	2,585	2,836,831
Mount San Antonio Community College District, GO, Refunding Election of 2018, Series A:
5.00%, 08/01/41	5,000	6,223,800
5.00%, 08/01/44	30,000	37,234,500
Mountain View-Whisman School District, GO, Election of 2012, Series A, 4.00%, 09/01/42	12,000	13,057,200
Palmdale Elementary School District, GO:
Election of 2012, Series B, 5.25%, 08/01/42	2,050	2,505,366
Election of 2016, Series A, 5.25%, 08/01/42	7,695	9,404,290
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 08/01/45	3,000	3,659,640
Pomona Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, 3.98%, 02/01/27	4,155	4,522,551
Redwood City School District, GO, Election of 2015, 5.25%, 08/01/44	5,000	6,234,500
San Diego Community College District, Refunding, GO, Refunding, 5.00%, 08/01/41	20,000	23,827,000
San Diego Public Facilities Financing Authority Sewer Revenue, Refunding RB, Series A, 5.00%, 05/15/38	13,595	16,162,960
San Francisco Bay Area Rapid Transit District, GO, Green Bond, Election of 2016, Series A, 5.00%, 08/01/47	7,870	9,443,292
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 05/01/42	2,010	2,165,715
San Jose Evergreen Community College District, GO, Election of 2010, Series C, 4.13%, 09/01/43	18,435	19,791,447
San Jose Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A-T, 3.25%, 08/01/29	8,730	8,967,718
San Jose Unified School District, GO, Election of 2012, Series E, 4.00%, 08/01/42	15,000	16,437,750
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	5,000	5,422,700
San Mateo County Community College District, GO, Election of 2014, Series B, 5.00%, 09/01/45	24,000	29,385,360
Santa Clara County Financing Authority, RB, Country Facilities, Series A, 4.00%, 04/01/38	6,560	7,289,341
Simi Valley Unified School District, GO, Series B, 4.00%, 08/01/48(e)	3,250	3,532,912
State of California, GO, Refunding:
5.00%, 04/01/21	50,175	53,511,637
5.00%, 09/01/21	1,125	1,218,431
Various Purpose, 5.00%, 09/01/21	5,020	5,436,911
Various Purposes-Bid Group, 5.00%, 08/01/37	40,000	49,544,800
State of California, GO, Various Purpose, 5.00%, 03/01/22	1,000	1,027,810
Tracy Community Facilities District, Special Tax Bonds, Series 1:
5.00%, 09/01/38	1,070	1,223,213
5.00%, 09/01/43	1,635	1,861,170
5.00%, 09/01/48	1,795	2,037,146

Security	Par (000)	Value

County/City/Special District/School District (continued)
Whittier City School District, GO, Election of 2012, Series C, 5.25%, 08/01/46	$5,365	$6,539,077

		843,072,766

Education — 5.7%
California Educational Facilities Authority, RB, Chapman University, Series A:
3.43%, 04/01/30	1,000	1,018,340
3.56%, 04/01/31	2,000	2,040,560
California Educational Facilities Authority, Refunding RB, Pitzer College, 6.00%, 04/01/20(d)	2,500	2,597,100
California Municipal Finance Authority, RB:
Emerson College, 6.00%, 01/01/22(d)	7,000	7,836,080
Urban Discovery Academy Project, 5.50%, 08/01/34(a)	300	313,794
Vista Charter Middle School, 6.00%, 07/01/44	500	552,265
California Municipal Finance Authority, Refunding RB:
Republic Services, Inc. Project, 1.72%, 09/01/21(b)	26,575	26,577,392
William Jessup University, 5.00%, 08/01/39	1,785	1,968,784
William Jessup University, 5.00%, 08/01/48	2,140	2,328,277
California School Finance Authority, RB, Series A:
Kipp Socal Projects, 5.00%, 07/01/49(e)	650	760,656
Larchmont Charter School Project, 5.00%, 06/01/33(a)	525	569,956
Larchmont Charter School Project, 5.00%, 06/01/43(a)	525	561,719
Larchmont Charter School Project, 5.00%, 06/01/55(a)	1,000	1,059,400
6.00%, 07/01/51(a)	1,500	1,708,980
Menifee Union School District, GO, Series A, 5.25%, 08/01/42	7,275	8,836,651
State of California University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/41	28,545	33,519,537
5.00%, 11/01/42	20,000	23,874,600
University of California, RB:
Build America Bonds, 6.30%, 05/15/50	3,790	4,746,406
General, Series BD, 3.35%, 07/01/29	5,325	5,618,354
Limited Project, Series M, 5.00%, 05/15/42	7,150	8,509,715
Series AV, 5.25%, 05/15/42	12,220	14,862,942
University of California, Refunding RB, General:
Series AJ, 4.60%, 05/15/31	16,170	18,545,373
Series AZ, 5.00%, 05/15/43	16,315	19,813,589

		188,220,470

Health — 6.8%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(d)	3,775	3,804,294
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	7,000	7,574,560
Scripps Health, Series A, 5.00%, 11/15/40	20,220	21,714,662
Sutter Health, Series B, 6.00%, 08/15/20(d)	9,775	10,317,610
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 07/01/19(d)	8,075	8,102,536
Kaiser Permanente, Sub-Series A, 4.00%, 11/01/38	11,250	12,430,463
Stanford Health Care, Series A, 4.00%, 11/15/40	35,000	38,383,100
Sutter Health, Series B, 5.00%, 11/15/46	19,175	22,332,355
California Statewide Communities Development Authority, RB(a):
Lancer Educational student Housing Project, Series A, 5.00%, 06/01/46	4,100	4,475,847
Loma Linda University Medical Center, 5.50%, 12/01/58	11,375	13,160,306

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (continued) May 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
California Statewide Communities Development Authority, Refunding RB:
Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	$2,900	$3,211,286
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,372,350
Marin Healthcare District, GO, Election of 2013:
4.00%, 08/01/40	11,535	12,430,462
Series A, 5.00%, 08/01/41	21,670	26,095,664
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L:
4.00%, 05/15/37	11,295	12,307,936
4.00%, 05/15/44(e)	11,000	11,792,550
State of California Public Works Board, Refunding RB, Various Capital Projects, Series C, 5.00%, 11/01/34	11,000	13,222,110

		226,728,091

Housing — 0.5%
California Community Housing Agency, RB, M/F Housing, Annadel Apartments, Series A, 5.00%, 04/01/49(a)	14,165	15,425,827

State — 2.9%
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40	2,000	3,192,820
State of California, GO, Refunding, Various Purpose:
5.00%, 10/01/39	13,575	16,016,599
5.25%, 10/01/39	10,170	12,159,761
State of California, GO, Various Purposes-Bid Group, Series B, 2.65%, 04/01/26	25,000	25,284,250
State of California Public Works Board, LRB:
Various Capital Projects, Series I, 5.25%, 11/01/32	1,115	1,285,383
Various Capital Projects, Series I, 5.50%, 11/01/33	2,315	2,688,433
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(d)	1,725	1,761,156
State of California Public Works Board, RB:
Judicial Council Projects, Series D, 5.00%, 12/01/19	2,500	2,546,925
Various Capital Projects, Series A-1, 5.75%, 03/01/20(d)	4,950	5,115,677
State of California Public Works Board, Refunding RB:
Series G, 5.00%, 01/01/21	2,830	2,990,857
Various Capital Projects, Series C, 5.00%, 11/01/33	20,000	24,116,200

		97,158,061

Tobacco — 4.1%
County of California Tobacco Securitization Agency, Refunding RB:
Asset-Backed, Merced County, Series A, 5.13%, 06/01/38	1,000	1,000,070
Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	4,765	4,765,334
Gold Country Settlement Funding Corp., 5.25%, 06/01/46	11,500	11,488,040
Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/36	2,410	2,410,072
Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/47	2,595	2,595,026
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.60%, 06/01/36	1,980	1,993,979
5.70%, 06/01/46	8,590	8,645,491
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	38,550	38,243,142
Series A-2, 5.00%, 06/01/47	27,720	27,499,349

Security	Par (000)	Value

Tobacco (continued)
Inland Empire Tobacco Securitization Authority, Refunding RB, 3.68%, 06/01/38	$9,460	$9,672,188
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	16,505	16,588,350
5.13%, 06/01/46	12,640	12,667,176

		137,568,217

Transportation — 10.1%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 04/01/50	4,720	7,603,354
Burbank-Glendale-Pasadena California Airport Authority, ARB, Series B, 5.56%, 07/01/32	1,000	1,176,830
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
5.00%, 05/01/38	12,750	15,562,395
5.00%, 05/01/44	12,125	13,606,918
5.00%, 05/01/44	10,000	12,065,800
Second, 5.25%, 05/01/33	2,630	2,966,929
5.25%, 05/01/42	5,000	5,968,950
City & County of San Francisco California Airports Commission, Refunding RB, AMT:
San Francisco International Airport, Series D, 5.00%, 05/01/43	11,275	13,423,790
Series A, 5.00%, 05/01/20	8,210	8,469,682
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	11,195	13,338,731
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airport, Series D, AMT, 5.00%, 05/15/41	5,000	5,704,000
Los Angeles International Airport, Sub-Series A, AMT, 5.00%, 05/15/42	10,000	11,584,300
Los Angeles International Airports, Series A, AMT, 5.25%, 05/15/38	5,200	6,397,664
Senior Series A, AMT, 5.00%, 05/15/40	6,615	7,554,462
Sub-Series B, 5.00%, 05/15/42	11,915	14,219,004
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport:
5.00%, 05/15/43	10,000	12,337,700
Senior, Series A, 5.00%, 05/15/40	37,690	38,925,855
City of Los Angeles Department of Airports, ARB, Subordinate, Series C, AMT:
5.00%, 05/15/36	13,270	15,968,056
5.00%, 05/15/37	10,940	13,120,123
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	20,000	23,272,800
Series A-1, 5.75%, 03/01/34	6,720	7,178,102
Series A-1, 6.25%, 03/01/34	2,920	3,149,249
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/36	5,645	6,815,096
Port of Oakland, Refunding RB, Senior Lien, Series P, AMT:
5.00%, 05/01/23	4,000	4,377,760
5.00%, 05/01/26	4,800	5,251,872
5.00%, 05/01/27	12,850	14,052,117
San Diego County Regional Airport Authority, ARB, Consolidated Rental Car Facility Project, Series B, 5.59%, 07/01/43	4,710	5,265,780
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, AMT:
Series D, 5.00%, 05/01/21	3,940	4,199,173
Second Series, Series A, 5.00%, 05/01/27	17,775	19,448,338
Second Series, Series C, 5.00%, 05/01/20	2,720	2,806,034

20	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
San Joaquin County Transportation Authority, Refunding RB, Measure K Sale Tax Revenue, 5.00%, 03/01/41	$17,955	$21,447,786

		337,258,650

Utilities — 19.7%
California Infrastructure & Economic Development Bank, RB, Green Bond, 5.00%, 10/01/20	21,050	22,103,763
City & County of San Francisco Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/38	5,110	6,312,076
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	17,010	17,932,963
City of Los Angeles California Department of Water & Power, RB:
Build America Bonds, 6.60%, 07/01/50	1,105	1,730,762
Power System, Series A, 5.00%, 07/01/42	9,250	10,967,910
Series A, 5.00%, 07/01/41	28,185	32,926,563
City of Los Angeles California Department of Water & Power, Refunding RB:
Series B, 5.00%, 07/01/43	38,815	47,347,701
Water System, Series A, 5.25%, 07/01/39	8,000	8,465,760
City of Los Angeles California Wastewater System Revenue, Refunding RB, Green Bond, Sub-Series A:
5.00%, 06/01/37	9,050	11,170,596
5.00%, 06/01/43	10,000	12,190,000
5.25%, 06/01/47	22,890	27,858,274
City of Petaluma California Wastewater Revenue, Refunding RB, 6.00%, 05/01/21(d)	5,625	6,135,075
City of Riverside California Electric Revenue, RB, Build America Bond, 7.61%, 10/01/40	2,500	3,875,600
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	7,744,682
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Public Utilities Commission, 4.00%, 11/01/30	19,910	23,189,575
Eastern Municipal Water District Financing Authority, RB:
Series B, 5.00%, 07/01/40	12,495	14,524,813
Series D, 5.25%, 07/01/42	18,500	22,664,350
Los Angeles Department of Water, Refunding RB:
Series A, 5.00%, 07/01/41	22,685	27,034,395
Series A, 5.25%, 07/01/44	10,650	12,838,468
Series B, 5.00%, 07/01/48	16,500	19,958,235
Los Angeles Department of Water & Power System Revenue, RB, Power System:
Series A, 5.00%, 07/01/45	32,975	40,365,687
Series B, 5.00%, 07/01/25	10,000	10,404,500
Los Angeles Department of Water & Power System Revenue, Refunding RB, Series D, 5.00%, 07/01/43	19,050	23,150,893
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 07/01/40	15,605	18,295,302
Metropolitan Water District of Southern California, Refunding RB:
5.00%, 01/01/38	7,000	8,738,800
Series A, 5.00%, 10/01/35	5,000	5,485,400
Northern California Power Agency, RB, Build America Bonds, Series B, 7.31%, 06/01/40	2,150	3,040,917
Orange County Sanitation District, Refunding RB, Series B, 5.00%, 02/01/20	1,000	1,025,360
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A:
5.00%, 12/01/31	3,355	3,912,500
5.00%, 12/01/32	3,610	4,200,452

Security	Par (000)	Value

Utilities (continued)
San Diego County Water Authority Financing Corp., Refunding RB, Series B, 5.00%, 05/01/38	$20,405	$24,357,040
San Diego Public Facilities Financing Authority, Refunding RB, Subordinate, Series A, 5.00%, 08/01/43	41,760	51,167,275
San Diego Public Facilities Financing Authority, Refunding RB, Series A:
5.00%, 05/15/20	2,000	2,072,120
5.00%, 05/15/36	5,000	6,017,300
Subordinate, 5.00%, 08/01/37	9,360	11,664,058
Subordinated, 5.25%, 08/01/47	15,445	19,175,894
San Diego Public Facilities Financing Authority Water Revenue, Refunding RB, Series B, 5.00%, 08/01/38	16,460	19,599,910
San Mateo Foster City Public Financing Authority, RB, Clean Water Program, 4.00%, 08/01/44(e)	5,000	5,554,600
State of California Department of Water Resources, Refunding RB, Water System:
Central Valley Project Revenue Bonds, Series AW, 4.00%, 12/01/34	26,885	30,747,568
Revenue, Series AW, 4.00%, 12/01/20	2,790	2,906,845
Series AS, 5.00%, 12/01/20	5,335	5,637,068
Series BA, 5.00%, 12/01/20	3,785	3,999,307
State of California Department of Water Resources Power Supply Revenue, Refunding RB, Series N, 5.00%, 05/01/20	1,500	1,552,020
Vista Joint Powers Financing Authority, Refunding LRB, Lease, 5.25%, 05/01/37	15,000	17,704,050

		657,746,427

Total Municipal Bonds in California		2,503,178,509

Florida — 0.0%

Transportation — 0.0%
Florida Development Finance Corp., Refunding RB, Virgin Trains USA Passenger Rail Project, Series A, AMT, 6.38%, 01/01/49(a)(b)	1,345	1,352,573

Total Municipal Bonds in Florida		1,352,573

Illinois — 0.8%

County/City/Special District/School District — 0.8%
Chicago Board of Education, GO:
Build America Bonds, 6.52%, 12/01/40	6,930	7,464,095
Taxable Build America Bonds, 6.04%, 12/01/29	4,875	5,150,389
Taxable Build America Bonds, 6.14%, 12/01/39	13,850	14,719,226
Taxable Qualified School Construction Bonds, 6.32%, 11/01/29	200	214,642

Total Municipal Bonds in Illinois		27,548,352

Puerto Rico — 3.8%

State — 1.7%
Commonwealth of Puerto Rico, GO, Refunding(f)(g):
Public Improvement, 5.00%, 07/01/18	470	350,150
Public Improvement, Series A, 5.50%, 07/01/39	3,235	1,799,469
Series A, 8.00%, 07/01/35	3,285	1,601,437
Commonwealth of Puerto Rico, GO, Series A, 6.00%, 07/01/38(f)(g)	1,630	1,214,350
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F, 5.25%, 07/01/24(f)(g)	500	400,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 0.00%, 07/01/24(c)	417	352,461
Series A-1, 0.00%, 07/01/27(c)	707	535,934
Series A-1, 0.00%, 07/01/29(c)	689	471,972

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (continued) May 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Series A-1, 0.00%, 07/01/31(c)	$888	$546,671
Series A-1, 0.00%, 07/01/33(c)	1,000	547,950
Series A-1, 0.00%, 07/01/46(c)	9,513	2,177,526
Series A-1, 0.00%, 07/01/51(c)	7,750	1,302,698
Series A-1, 4.50%, 07/01/34	732	750,300
Series A-1, 4.55%, 07/01/40	371	368,566
Series A-1, 4.75%, 07/01/53	11,719	11,305,202
Series A-1, 5.00%, 07/01/58	14,278	14,193,046
Series A-2, 4.55%, 07/01/40	3,765	3,572,081
Series A-2, 4.75%, 07/01/53	114	106,421
Series A-2, 5.00%, 07/01/58	14,165	13,545,281

		55,141,515

Utilities — 2.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	3,665	3,637,512
5.13%, 07/01/37	5,430	5,389,275
5.25%, 07/01/42	6,565	6,565,000
5.75%, 07/01/37	3,065	3,095,650
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	11,935	11,935,000
6.00%, 07/01/44	5,815	5,815,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series B:
5.00%, 07/01/23	3,445	3,307,200
5.35%, 07/01/27	5,770	5,503,137
6.15%, 07/01/38	1,695	1,622,962
Puerto Rico Electric Power Authority, RB(f)(g):
Series A, 5.00%, 07/01/29	4,130	3,293,675
Series A, 5.00%, 07/01/42	6,455	5,147,862
Series A, 7.00%, 07/01/33	920	763,600
Series A, 7.00%, 07/01/43	955	792,650
Series TT, 5.00%, 07/01/25	480	382,800
Series TT, 5.00%, 07/01/26	1,285	1,024,788
Series TT, 5.00%, 07/01/32	1,075	857,313
Series WW, 5.38%, 07/01/24	875	702,188
Series WW, 5.50%, 07/01/38	1,170	938,925
Series XX, 5.25%, 07/01/27	645	516,000
Series XX, 5.25%, 07/01/40	2,120	1,696,000
Puerto Rico Electric Power Authority, Refunding RB(f)(g):
Build America Bonds, 6.13%, 07/01/40	1,030	820,138
Series AAA, 5.25%, 07/01/28	1,570	1,256,000
Series AAA, 5.25%, 07/01/29	530	424,000
Series BBB, 5.40%, 07/01/28	2,805	2,215,950
Series ZZ, 5.00%, 07/01/28	990	789,525
Series ZZ, 5.25%, 07/01/21	250	200,000
Series ZZ, 5.25%, 07/01/24	1,990	1,592,000

		70,284,150

Total Municipal Bonds in Puerto Rico		125,425,665

Total Municipal Bonds — 79.7% (Cost — $2,550,750,750)		2,657,505,099

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 17.9%

County/City/Special District/School District — 3.7%
County of Santa Clara California, GO, Election of 2008, Series B, 4.00%, 08/01/42	14,995	15,815,123

Security	Par (000)	Value

County/City/Special District/School District (continued)
Grossmont-Cuyamaca Community College District, GO, Election of 2008, Series B, 5.00%, 08/01/44	$30,215	$36,451,552
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(i)	17,685	21,658,928
Ohlone Community College District, GO, Election of 2010, Series B, 4.00%, 08/01/44	47,250	50,123,272

		124,048,875

Education — 3.9%
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/42	10,000	11,930,600
5.00%, 11/01/43	35,250	43,183,189
University of California, RB, Limited Project, Series M, 5.00%, 05/15/42	20,000	23,788,300
University of California, Refunding RB, Series AZ, 5.00%, 05/15/43	41,740	50,642,933

		129,545,022

Health — 0.5%
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 11/15/38	15,000	18,052,425

State — 0.6%
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	18,150	21,687,979

Transportation — 4.7%
City & County of San Francisco California, Refunding ARB, Series A, AMT, 5.25%, 05/01/42	40,370	48,163,429
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/42	26,950	31,587,017
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, Series B, AMT, 5.00%, 05/01/41	22,475	25,956,925
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	18,717	21,704,246
Sub-Series A, 5.00%, 05/15/42	23,625	27,799,594

		155,211,211

Utilities — 4.5%
City & County of San Francisco California Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	41,405	50,516,301
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/42	27,045	32,584,539
Eastern Municipal Water District Financing Authority, RB, Series D, 5.00%, 07/01/47	36,105	42,969,595
Irvine Ranch Water District, 5.00%, 03/01/46	19,330	22,768,227

		148,838,662

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.9% (Cost — $570,352,968)		597,384,174

Total Long-Term Investments — 99.9% (Cost — $3,194,349,217)		3,330,974,352

22	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities — 7.7%
BlackRock Liquidity Funds California Money Fund,
Institutional Class, 0.96%(j)(k)	$256,535,508	$256,586,815

Total Short-Term Securities — 7.7% (Cost — $256,586,815)		256,586,815

Total Investments — 107.6% (Cost — $3,450,936,032)		3,587,561,167

Other Assets Less Liabilities — 0.0%		573,566

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.6)%		(253,900,970)

Net Assets — 100.0%		$3,334,233,763

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on January 1, 2026, is $9,322,126. See Note 4 of the Notes to Financial Statements for details.

(j)	Annualized 7-day yield as of period end.

(k)

During the year ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 05/31/18	Shares Purchased		Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	—	256,535,508	(b)	—		256,535,508	$256,586,815	$1,465,742	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class*	148,286,820	—		(148,286,820	)(c)	—	—	935,295	15,111	(11,753)
iShares California Muni Bond ETF*	—	875,000		(875,000)		—	—	184,090	(656,616)	—
iShares National Municipal Bond Fund	250,000	1,705,000		(1,620,000)		335,000	37,811,450	1,178,819	565,715	897,167

							$294,398,265	$3,763,946	$(75,790)	$885,414

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	4,200	09/19/19	$532,350	$(3,527,630)
Long U.S. Treasury Bond	4,777	09/19/19	734,314	(7,642,709)

				$(11,170,339)

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (continued) May 31, 2019	BlackRock California Municipal Opportunities Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$11,170,339	$—	$11,170,339

(a)

Net cumulative unrealized appreciation (depreciation) on futures, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended May 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(76,470,437)	$—	$(76,470,437)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(2,193,285)	$—	$(2,193,285)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	$1,047,362,734

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$37,811,450	$3,293,162,902	$—	$3,330,974,352
Short-Term Securities	256,586,815	—	—	256,586,815

	$294,398,265	$3,293,162,902	$—	$3,587,561,167

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(11,170,339)	$—	$—	$(11,170,339)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $253,167,157 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

24	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments May 31, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 90.2%

New Jersey — 87.2%

Corporate — 5.3%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	$3,500	$3,837,365
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,000	1,147,400
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	265	288,664
Series A, 5.00%, 06/15/42	4,545	5,114,488
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,463,265
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,031,330
New Jersey American Water Co., Inc. Project, Series D, AMT, 4.88%, 11/01/29	1,000	1,037,390
Provident Group-Monteclair Properties LLC (AGM), 5.00%, 06/01/37	2,760	3,210,653
Sub Series A, 5.00%, 07/01/33	125	143,003
Sub Series A, 4.00%, 07/01/34	165	173,346

		17,446,904

County/City/Special District/School District — 11.9%
Carlstadt School District, GO, Refunding, 4.00%, 05/01/30	1,415	1,526,120
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,020	1,106,700
5.25%, 11/01/44	1,590	1,722,717
(AGM), 4.00%, 11/01/34	500	526,900
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 07/01/39	660	762,491
City of East Orange New Jersey, GO, Refunding, (AGM):
3.00%, 09/15/30	2,200	2,296,844
3.00%, 09/15/31	2,200	2,278,078
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 07/01/35	600	601,086
5.00%, 07/01/36	145	145,258
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20(a)	501	515,920
County of Essex New Jersey Improvement Authority, RB:
AMT, 5.25%, 07/01/45(b)	1,000	1,008,790
Newark Project, Series A (AGM), 6.00%, 11/01/20(c)	1,090	1,157,449
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	2,019,690
County of Mercer New Jersey, GO, Refunding, 3.00%, 02/15/31	1,585	1,644,136
County of Union New Jersey Utilities Authority, Refunding RB, Covanta Union, Inc., Series A, AMT, 4.75%, 12/01/31	1,250	1,335,600
Ewing Township Board of Education, GO:
4.00%, 07/15/38	920	1,008,044
4.00%, 07/15/39	840	916,667
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,285,944
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	1,920	2,229,677
School Facilities Construction, Series EEE, 5.00%, 06/15/43	2,155	2,450,321
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	2,500	2,941,375

Security	Par (000)	Value

County/City/Special District/School District (continued)
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 03/01/21(a)	$805	$860,271
Township of Bloomfield New Jersey, GO, Refunding, General Improvement Bonds:
3.00%, 02/01/32	1,000	1,030,410
3.00%, 02/01/33	1,040	1,066,364
Township of Egg Harbor New Jersey School District, GO, Refunding, (AGM), 5.75%, 07/15/25	2,000	2,480,880
Township of Irvington New Jersey, GO, Refunding, Series A (AGM), 5.00%, 07/15/31	2,445	2,783,975
Township of Sparta New Jersey Board of Education, GO, Refunding, 5.00%, 02/15/36	1,350	1,552,608

		39,254,315

Education — 17.0%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	1,250	1,329,787
County of Gloucester New Jersey Improvement Authority, RB:
Rowan University General Capital Improvement Projects, 5.00%, 07/01/44	530	600,389
Rowan University General Capital Improvement Projects, Series A, 5.00%, 07/01/34	1,855	2,133,844
Rowan University Project, 4.00%, 07/01/48	2,000	2,225,320
New Jersey EDA, RB:
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/50	200	220,340
Golden Door Charter School Project, Series A, 6.25%, 11/01/38(b)	210	232,323
Golden Door Charter School Project, Series A, 6.50%, 11/01/52(b)	1,210	1,343,874
Golden Door Charter School Project, Series A, 5.13%, 11/01/29(b)	100	105,375
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(b)	170	180,302
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(b)	470	488,786
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(b)	815	845,481
Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 06/15/38	2,000	2,230,440
Series AAA, 5.00%, 06/15/41	1,990	2,216,243
Team Academy Charter School Project, Series A, 5.00%, 12/01/48	2,190	2,417,760
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,111,180
New Jersey EDA, Refunding RB:
Greater Brunswick Charter School, Inc. Project, Series A, 4.75%, 08/01/24(b)	300	309,390
Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 08/01/34(b)	250	260,583
Greater Brunswick Charter School, Inc. Project, Series A, 5.88%, 08/01/44(b)	430	447,088
School Facilities Construction, Series PP, 4.00%, 06/15/30	4,875	5,110,462
Teaneck Community Charter School Project, Series A, 3.50%, 09/01/22(b)	125	125,363
Teaneck Community Charter School Project, Series A, 5.00%, 09/01/37(b)	315	335,544
Teaneck Community Charter School Project, Series A, 5.13%, 09/01/52(b)	1,000	1,055,970

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) May 31, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/33	$1,750	$1,924,002
Rider University Issue, Series F, 4.00%, 07/01/42	940	958,010
Rider University Issue, Series F, 5.00%, 07/01/47	1,670	1,851,429
New Jersey Educational Facilities Authority, Refunding RB:
Kean University, Series A, 5.25%, 09/01/19(c)	1,705	1,720,908
Kean University, Series A (AGC), 5.50%, 09/01/19(c)	1,000	1,009,930
Kean University, Series H, 4.00%, 07/01/39	715	766,995
Montclair State University, Series A, 5.00%, 07/01/33	2,005	2,279,384
Montclair State University, Series B, 5.00%, 07/01/32	2,465	2,925,733
Ramapo College, Series B, 5.00%, 07/01/42	560	605,461
University of Medicine & Dentistry, Series B, 7.50%, 06/01/19(c)	2,500	2,500,000
William Paterson University (AGC), 5.00%, 07/01/38	240	240,238
William Paterson University, Series C, 4.00%, 07/01/35	1,500	1,616,625
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, AMT, Sub-Series C, 4.00%, 12/01/48	700	731,689
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	455	488,602
Series 1A, 5.00%, 12/01/25	45	45,753
Series 1A, 5.00%, 12/01/26	290	294,802
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/22(c)	460	819,661
5.00%, 07/01/32	1,040	1,130,241
5.00%, 07/01/40	5,000	5,738,550
5.00%, 07/01/42	635	685,762
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,000	2,265,900

		55,925,519

Health — 16.9%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 01/01/38	3,175	3,175,222
New Jersey EDA, RB, Refunding Cranes Mill Project:
5.00%, 01/01/34	270	305,597
5.00%, 01/01/39	270	301,955
5.00%, 01/01/49	540	599,665
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital Project, Series A, 5.00%, 09/15/29	2,000	2,186,160
Inspira Health Obligated Group, 5.00%, 07/01/42	4,660	5,428,154
Robert Wood Johnson University Hospital, Series A, 5.25%, 07/01/35	1,460	1,638,091
Robert Wood Johnson University Hospital, Series A, 5.00%, 07/01/39	1,150	1,308,895
Robert Wood Johnson University Hospital, Series A, 5.00%, 07/01/43	1,535	1,745,694
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	920	1,042,314
Virtua Health, Series A (AGC), 5.50%, 07/01/38	3,620	3,631,005
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(c)	2,985	3,261,590
AHS Hospital Corp., 4.00%, 07/01/41	1,000	1,066,290
General Hospital Center at Passaic (AGM), 6.75%, 07/01/19(a)	30	30,119
Hackensack Meridian Health Obligated Group, Series A, 5.00%, 07/01/37	6,000	7,130,880
Holy Name Medical Center, 5.00%, 07/01/25	500	516,770
Hunterdon Medical Center, 5.00%, 07/01/31	300	336,564

Security	Par (000)	Value

Health (continued)
Hunterdon Medical Center, 5.00%, 07/01/45	$2,650	$2,901,697
Meridian Health System Obligated Group, 5.00%, 07/01/27	1,500	1,646,625
Princeton Healthcare System, 5.00%, 07/01/34	1,000	1,184,550
Princeton Healthcare System, 5.00%, 07/01/39	4,060	4,750,525
Robert Wood Johnson University Hospital, 5.00%, 01/01/20(c)	1,500	1,530,195
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/32	2,300	2,536,716
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	1,290	1,498,670
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(c)	1,540	1,669,283
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	2,230	2,448,674
St. Luke’s Warren Hospital Obligated Group, 5.00%, 08/15/34	460	503,976
Virtua Health, 5.00%, 07/01/29	285	324,823
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 07/01/24	1,000	1,099,330

		55,800,029

Housing — 2.1%
New Jersey EDA, Refunding RB, Provident Group-Montclair Properties LLC (AGM), 5.00%, 06/01/42	690	794,714
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A:
M/F Housing, 4.00%, 11/01/48	150	158,786
M/F Housing, 4.10%, 11/01/53	100	105,502
S/F Housing, 3.75%, 10/01/35	1,155	1,222,036
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,854,332
4.38%, 12/01/33	2,515	2,726,235

		6,861,605

State — 8.6%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/27(d)	4,135	3,403,560
CAB, Series B, 0.00%, 11/01/24(d)	10,000	8,996,900
Election of 2005, Series A, 5.75%, 11/01/28	2,565	3,221,563
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 07/01/21(d)	1,675	1,597,062
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	3,000	3,356,640
School Facilities Construction, Series KK, 5.00%, 03/01/38	1,070	1,141,059
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 03/15/21(d)	2,000	1,919,960
Cigarette Tax, 5.00%, 06/15/22	1,700	1,848,631
Cigarette Tax, 5.00%, 06/15/29	640	685,056
State of New Jersey, COP, Equipment Lease Purchase, Series A(c):
5.25%, 06/15/19	1,000	2,112,469

		28,282,900

Tobacco — 2.0%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	915	1,043,676
Sub-Series B, 5.00%, 06/01/46	5,085	5,430,221

		6,473,897

26	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 20.5%
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/20(c)	$1,875	$1,913,831
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 01/01/40	1,500	1,683,930
New Jersey EDA, RB, AMT, Goethals Bridge Replacement Project:
(AGM), 5.13%, 07/01/42	1,000	1,110,050
5.13%, 01/01/39	1,000	1,118,590
Private Activity Bond, 5.38%, 01/01/43	905	1,012,234
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 01/01/30	1,000	1,320,820
Series B, 5.00%, 01/01/34	1,600	1,948,896
Series I, 5.00%, 01/01/20(c)	2,500	2,551,775
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,720	1,998,244
CAB, Transportation System, Series A, 0.00%, 12/15/32(d)	10,000	6,381,800
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	8,900	5,018,087
CAB, Transportation System, Series A, 0.00%, 12/15/38(d)	10,000	4,937,500
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	1,250	1,444,275
Series B, 5.25%, 06/15/26	1,500	1,598,340
Transportation Program, Series AA, 5.25%, 06/15/31	2,000	2,198,320
Transportation Program, Series AA, 5.00%, 06/15/45	1,000	1,095,180
Transportation System, Series A, 6.00%, 06/15/35	3,185	3,415,753
Transportation System, Series B, 5.00%, 06/15/42	600	626,694
New Jersey Transportation Trust Fund Authority, Refunding RB:
Federal Highway Reimbursement, Series A, 5.00%, 06/15/31	2,730	3,138,981
Transportation System, Series A, 5.00%, 12/15/32	1,775	2,077,460
Transportation System, Series A, 5.00%, 12/15/35	1,005	1,163,619
Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	1,961,442
New Jersey Turnpike Authority, Refunding RB, Series E, 5.00%, 01/01/32	1,350	1,657,409
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,201,960
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	1,645	1,704,845
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,058,700
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 178th Series, 5.00%, 12/01/43	285	317,205
Consolidated,186th Series, 5.00%, 10/15/44	3,000	3,378,540
Port Authority of New York & New Jersey, Refunding RB, Consolidated 205th series, 5.00%, 11/15/42	1,975	2,381,218
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, 5.00%, 01/01/48	2,380	2,665,719
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	322,886
5.00%, 11/01/29	295	322,037
5.00%, 11/01/32	440	495,497
5.00%, 11/01/33	250	280,928
5.00%, 11/01/34	250	280,123
5.00%, 11/01/39	1,500	1,664,955

		67,447,843

Security	Par (000)	Value

Utilities — 2.9%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	$500	$541,070
New Jersey EDA, Refunding RB, New Jersey Natural Gas Company Project:
3.38%, 04/01/38	960	980,246
3.50%, 04/01/42	720	735,754
New Jersey Environmental Infrastructure Trust, RB, Series B, AMT, 5.00%, 09/01/28	1,355	1,455,961
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 0.00%, 08/01/21(a)(d)	5,000	4,825,800
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/20(c)	980	1,046,630

		9,585,461

Total Municipal Bonds in New Jersey		287,078,473

Puerto Rico — 3.0%

State — 1.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	17	17,425
Series A-1, 4.75%, 07/01/53	1,470	1,418,094
Series A-1, 5.00%, 07/01/58	2,628	2,612,363
Series A-2, 5.00%, 07/01/58	1,226	1,172,363

		5,220,245

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	640	646,611

Utilities — 1.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,025	1,017,312
5.13%, 07/01/37	455	451,588
5.25%, 07/01/42	2,430	2,430,000

		3,898,900

Total Municipal Bonds in Puerto Rico		9,765,756

Total Municipal Bonds — 90.2% (Cost — $273,113,519)		296,844,229

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 8.7%

New Jersey — 8.7%

County/City/Special District/School District — 3.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	1,440	1,680,952
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	2,000	2,124,560
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	6,300	6,812,536

		10,618,048

Education — 0.8%
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	2,500	2,775,913

Health — 2.4%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	7,332	7,852,499

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (continued) May 31, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 2.3%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	$5,001	$5,264,729
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	528,361
194th Series, 5.25%, 10/15/55	1,455	1,702,069

		7,495,159

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.7% (Cost — $27,179,821)		28,741,619

Total Long-Term Investments — 98.9% (Cost — $300,293,340)		325,585,848

Security	Shares	Value

Short-Term Securities — 4.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.36%(g)(h)	15,937,171	$15,940,358

Total Short-Term Securities — 4.8% (Cost — $15,939,256)		15,940,358

Total Investments — 103.7% (Cost — $316,232,596)		341,526,206

Other Assets Less Liabilities — 1.3%		4,318,476

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.0)%		(16,523,203)

Net Assets — 100.0%		$329,321,479

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on December 15, 2020, is $3,884,927. See Note 4 of the Notes to Financial Statements for details.

(g)	Annualized 7-day yield as of period end.
(h)

During the year ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,956,992	10,980,179	15,937,171	$15,940,358	$159,329	$1,377	$606

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	99	09/19/19	$12,548	$(83,151)
Long U.S. Treasury Bond	104	09/19/19	15,987	(166,389)
5-Year U.S. Treasury Note	81	09/30/19	9,507	(38,729)

				$(288,269)

28	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock New Jersey Municipal Bond Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$288,269	$—	$288,269

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended May 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(2,490,449)	$—	$(2,490,449)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(86,994)	$—	$(86,994)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$31,872,486

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$325,585,848	$—	$325,585,848
Short-Term Securities	15,940,358	—	—	15,940,358

	$15,940,358	$325,585,848	$—	$341,526,206

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(288,269)	$—	$—	$(288,269)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $16,418,726 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments May 31, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 90.2%

Pennsylvania — 87.0%

Corporate — 2.8%
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 07/01/43	$5,000	$5,063,000
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	3,490	3,501,378
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,031,140
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,606,143
National Gypsum Co., 5.50%, 11/01/44	1,355	1,438,698

		14,640,359

County/City/Special District/School District — 16.8%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	330	364,403
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	2,310	2,432,407
5.00%, 05/01/42	3,900	4,075,656
Altoona Area School District, GO:
5.00%, 12/01/36	215	247,446
5.00%, 12/01/45	1,000	1,132,000
Altoona Area School District, GOL, Series A (AGM), 5.00%, 12/01/36	2,895	3,331,884
Bethlehem Area School District, GO, (BAM), Series A:
5.00%, 08/01/34	2,390	2,780,048
5.00%, 08/01/35	1,790	2,080,374
Boyertown Area School District, GO:
5.00%, 10/01/36	890	1,002,087
5.00%, 10/01/38	1,335	1,500,019
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 09/01/31	290	290,328
County of Chester IDA, Special Assessment Bonds, Woodlands At Greystone Project(a):
5.00%, 03/01/38	525	551,901
5.13%, 03/01/48	1,050	1,102,343
County of Delaware Springfield School District, GO, 5.00%, 03/01/40	1,710	2,025,358
County of Lancaster Pennsylvania, GO, Refunding:
4.00%, 11/01/34	500	550,600
4.00%, 11/01/35	520	570,502
4.00%, 11/01/36	540	590,657
4.00%, 11/01/37	565	616,217
4.00%, 11/01/38	585	636,550
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/19(b)	825	838,151
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	1,710	1,928,470
County of Washington Redevelopment Authority, Refunding, Tax Allocation Bonds:
4.00%, 07/01/23	850	857,744
5.00%, 07/01/28	600	632,796
County of York Pennsylvania, GO, Refunding, 5.00%, 09/01/20(b)	2,500	2,609,075
Dallastown Area School District, GO, Refunding, 5.00%, 04/15/34	1,835	2,107,332
Fox Chapel Area School District, GO:
5.00%, 02/01/39	4,100	4,847,717
5.00%, 02/01/42	6,365	7,494,024
North Allegheny School District, GOL(c):
4.00%, 05/01/37	1,245	1,383,456

Security	Par (000)	Value

County/City/Special District/School District (continued)
4.00%, 05/01/38	$2,325	$2,573,775
4.00%, 05/01/39	1,000	1,103,080
4.00%, 05/01/44	1,895	2,073,130
School District of Philadelphia, Refunding, GOL, Series F, 5.00%, 09/01/37	1,815	2,086,270
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 07/15/34	5,070	5,391,844
State Public School Building Authority, Refunding RB, Philadelphia School District (AGM), 5.00%, 06/01/33	5,000	5,839,750
Township of Bristol Pennsylvania School District, GO:
5.25%, 06/01/43	5,980	6,656,159
(BAM), 5.00%, 06/01/42	2,550	2,942,878
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,277,855
Township of Lower Paxton Pennsylvania, GO, 5.00%, 04/01/42	630	715,604
Tredyffrin Easttown School District, GOL, 5.00%, 02/15/39	1,130	1,338,643
West Shore School District Pennsylvania, GOL:
5.00%, 11/15/43	4,045	4,720,555
5.00%, 11/15/48	1,975	2,294,792
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,512,300

		90,106,180

Education — 18.8%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 08/15/24	580	602,423
5.00%, 08/15/25	765	794,575
5.00%, 08/15/26	760	789,382
County of Allegheny Higher Education Building Authority, Refunding RB, Carnegie Mellon University Revenue Bonds, Series A, 5.00%, 08/01/27	965	1,220,358
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/19(b)	1,000	1,014,340
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 08/01/40	1,795	2,065,524
5.00%, 08/01/45	3,695	4,239,421
County of Delaware Pennsylvania Authority, Refunding RB:
Cabrini University, 5.00%, 07/01/47	3,870	4,328,053
Haverford College, 5.00%, 11/15/35	1,100	1,130,899
Villanova University, 5.25%, 12/01/19(b)	600	611,100
County of Montgomery Higher Education & Health Authority, Refunding RB, Series A:
Thomas Jefferson University, 5.00%, 09/01/48	2,500	2,919,100
Thomas Jeferson University, 5.00%, 09/01/37	1,365	1,618,699
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Moravian College, 5.00%, 10/01/36	890	999,292
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,500	2,998,350
Northeastern Pennsylvania Hospital & Education Authority, Refunding RB, Kings College Project:
5.00%, 05/01/44	715	828,199
5.00%, 05/01/49	1,315	1,516,037
Pennsylvania Higher Educational Facilities Authority, RB, Thomas Jefferson University, 5.00%, 03/01/20(b)	11,000	11,284,350
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	5,790	6,300,099
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 4.00%, 05/01/36	500	529,625
Drexel University, Series A, 5.25%, 05/01/21(b)	6,720	7,192,214

30	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Drexel University, Series A, 5.25%, 05/01/41	$420	$444,305
La Salle University, 5.00%, 05/01/37	1,595	1,675,404
La Salle University, 5.00%, 05/01/42	2,655	2,778,298
State System of Higher Education, Series AL, 5.00%, 06/15/35	1,425	1,470,743
Thomas Jefferson University, 5.00%, 09/01/45	3,000	3,376,230
University of Science in Philadelphia, 5.00%, 11/01/36	5,165	5,799,624
Widener University, Series A, 5.25%, 07/15/33	2,420	2,639,760
Widener University, Series A, 5.50%, 07/15/38	365	397,507
Pennsylvania State University, RB:
5.00%, 03/01/40	10,000	10,241,200
5.00%, 09/01/48	2,615	3,164,124
Philadelphia Authority for Industrial Development, RB, University of Sciences, 5.00%, 11/01/42	3,525	3,997,843
Philadelphia Authority for Industrial Development, Refunding RB:
1st Series, 5.00%, 04/01/45	3,330	3,744,518
La Salle University, 4.00%, 05/01/42	4,780	4,834,205
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 07/01/35	630	682,731
5.00%, 07/01/35	765	809,401
5.00%, 07/01/45	450	470,714
5.00%, 07/01/47	1,180	1,256,794

		100,765,441

Health — 21.2%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 07/01/41	5,000	5,718,750
County of Allegheny Hospital Development Authority, Refunding RB, Series A:
Allegheny Health Network Obligated Group Issue, 4.00%, 04/01/37	4,300	4,660,383
Allegheny Health Network Obligated Group Issue, 5.00%, 04/01/47	1,950	2,258,042
University Pittsburgh Medical Center, 4.00%, 07/15/38	2,500	2,743,500
University Pittsburgh Medical Center, 4.00%, 07/15/39	2,520	2,755,570
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A3:
5.50%, 11/01/19(b)	5,000	5,080,800
5.50%, 11/01/31	5,000	5,077,500
County of Bucks Pennsylvania IDA, Refunding RB, Pennswood Village Project, 5.00%, 10/01/37	1,560	1,738,776
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21(b)	4,110	4,645,821
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project:
5.00%, 12/01/35	1,000	1,036,990
Series A, 5.25%, 12/01/45	1,500	1,572,180
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries:
4.00%, 01/01/36	645	671,123
4.13%, 01/01/38	260	271,097
5.00%, 01/01/38	4,400	4,781,700
5.00%, 01/01/39	1,240	1,410,984
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, Series A:
6.00%, 06/01/19(b)	2,385	2,385,000
6.00%, 06/01/29	2,615	2,623,080
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Brethren Village Project, 5.25%, 07/01/41	1,500	1,619,655
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	925	1,031,273

Security	Par (000)	Value

Health (continued)
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB:
Abington Memorial Hospital Obligated Group, Series A, 5.13%, 06/01/19(b)	$3,255	$3,255,000
Ursinus College Project, 4.00%, 11/01/46	1,580	1,598,439
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19(b)	480	490,205
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,505,384
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	971,102
Waverly Heights, Ltd. Project, 5.00%, 12/01/44	635	720,427
Waverly Heights, Ltd. Project, 5.00%, 12/01/49	475	537,387
Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	5,000	5,106,250
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
St. Luke’s University Health Network Project, 5.00%, 08/15/46	1,350	1,537,259
St. Luke’s University Health Network Project, 5.00%, 08/15/48	1,875	2,188,125
DuBois Hospital Authority, Refunding RB, Penn Highlands Healthcare, 4.00%, 07/15/48	3,440	3,612,619
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 02/15/39	5,950	6,925,740
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 05/01/28	730	795,634
5.75%, 05/01/35	1,285	1,412,369
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	4,000	4,304,680
Mount Lebanon Hospital Authority, RB, St. Clair Memorial Hospital Project, 4.00%, 07/01/48	3,910	4,159,614
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	4,000	4,285,320
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 05/15/31	4,800	4,945,872
Philadelphia Authority for Industrial Development, Refunding RB, Children’s Hospital of Philadelphia, 4.00%, 07/01/35	2,450	2,708,205
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 05/15/20(b)	6,000	6,197,280
Presbyterian Medical Center, 6.65%, 12/01/19(d)	470	481,999
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 07/01/20(b)	3,590	3,734,210

		113,555,344

Housing — 4.9%
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	600	578,046
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	600	587,874
S/F Housing Mortgage, Series 128B, 4.00%, 10/01/47	6,220	6,561,727
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	3,000	3,136,170
S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	3,480	3,654,592
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	2,400	2,500,344
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	1,210	1,188,280
4.00%, 12/01/46	5,740	5,796,309
4.00%, 12/01/51	2,260	2,272,453

		26,275,795

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (continued) May 31, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 2.9%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 06/01/31	$3,420	$3,420,000
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	10,500	11,727,765

		15,147,765

Tobacco — 0.7%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	1,000	1,202,400
5.00%, 06/01/35	2,205	2,631,932

		3,834,332

Transportation — 11.9%
City of Philadelphia Pennsylvania, ARB, Series A, 5.00%, 06/15/40	14,000	14,417,480
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/37	2,140	2,496,567
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B:
5.00%, 07/01/37	1,800	2,106,162
5.00%, 07/01/47	2,545	2,939,755
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 07/01/42	2,500	2,953,850
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/20(b)	7,500	7,655,325
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	1,510	1,627,916
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42(e)	6,740	2,850,818
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40(e)	2,225	1,088,915
Series A, 5.25%, 12/01/44	1,500	1,830,435
Series A-1, 5.00%, 12/01/41	100	115,929
Sub-Series B, 5.25%, 12/01/48	3,215	3,840,575
Sub-Series B-1, 5.00%, 06/01/42	3,705	4,267,271
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	4,730	5,403,079
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts, 5.00%, 06/01/21(b)	7,295	7,801,564
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,483,602

		63,879,243

Utilities — 7.0%
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	4,021,060
City of Philadelphia Pennsylvania Gas Works, RB:
12th Series B (NPFGC), 7.00%, 05/15/20(d)	200	210,228
9th Series, 5.25%, 08/01/20(b)	1,280	1,335,040
9th Series, 5.25%, 08/01/40	2,020	2,099,346
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 08/01/30	700	811,860
5.00%, 08/01/31	900	1,040,661
5.00%, 08/01/32	1,200	1,383,360
5.00%, 08/01/33	600	690,126
5.00%, 08/01/34	1,050	1,203,741
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 10/01/52	1,190	1,416,528
Series C (AGM), 5.00%, 08/01/20(b)	2,650	2,757,934
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/43	3,460	4,126,534
County of Allegheny Pennsylvania Sanitary Authority, RB:
5.00%, 06/01/43	4,000	4,747,320
Sewer Improvement (BAM), 5.25%, 12/01/41	2,090	2,381,137

Security	Par (000)	Value

Utilities (continued)
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 06/01/40	$1,000	$1,045,790
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 05/01/23(b)	980	1,111,310
New Kensington Municipal Sanitary Authority, RB(c):
3.15%, 12/01/45	1,140	1,126,936
3.25%, 12/01/47	2,055	2,038,334
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 01/01/32	3,895	3,974,263

		37,521,508

Total Municipal Bonds in Pennsylvania		465,725,967

Puerto Rico — 3.2%

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,100	1,111,363

Utilities — 1.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,830	1,816,275
5.13%, 07/01/37	810	803,925
5.25%, 07/01/42	4,390	4,390,000

		7,010,200

State — 1.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	31	31,775
Series A-1, 4.75%, 07/01/53	2,613	2,520,735
Series A-1, 5.00%, 07/01/58	4,709	4,680,981
Series A-2, 5.00%, 07/01/58	2,158	2,063,588

		9,297,079

Total Municipal Bonds in Puerto Rico		17,418,642

Total Municipal Bonds — 90.2% (Cost — $460,014,863)		483,144,609

Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 23.1%

Pennsylvania — 23.1%

Education — 7.2%
County of Northampton General Purpose Authority, Refunding RB, Lafayette College:
4.00%, 11/01/38(g)	6,002	6,582,386
5.00%, 11/01/47	6,100	7,190,146
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	5,007	5,742,723
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 08/15/21(b)	9,280	10,138,771
Philadelphia Authority for Industrial Development, RB, Philadelphia College of osteopathic Medicine, 4.00%, 12/01/48(g)	8,090	8,635,306

		38,289,332

Health — 8.6%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 06/01/19(b)	7,460	7,460,000
Series A, 5.25%, 06/01/19(b)	6,000	6,000,000
Series A-1, 5.13%, 06/01/41	12,570	13,321,498
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 03/15/40	2,000	2,129,980

32	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	$9,380	$9,915,223
Saint Mary Pennsylvania Hospital Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/48	6,096	7,208,485

		46,035,186

Housing — 1.0%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 114A, AMT, 3.70%, 10/01/42(g)	5,194	5,265,880

State — 5.1%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	11,000	12,032,130
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group:
4.00%, 06/01/49	9,015	9,792,093
Series A, 5.00%, 06/01/44	5,000	5,540,275

		27,364,498

Transportation — 1.2%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,520	2,999,212
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	2,900	3,398,553

		6,397,765

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.1% (Cost — $116,903,418)		123,352,661

Security	Value

Total Investments — 113.3% (Cost — $576,918,281)	$606,497,270

Liabilities in Excess of Other Assets — (1.2)%	(6,224,009)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.1)%	(64,752,124)

Net Assets — 100.0%	$535,521,137

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Zero-coupon bond.
(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2020 to June 1, 2039, is $17,887,359. See Note 4 of the Notes to Financial Statements for details.

During the year ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class*	8,267,642	(8,267,642)	—	$—	$93,613	$1,529	$(827)

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	147	09/19/19	$18,632	$(123,466)
U.S. Treasury Long Bond	234	09/19/19	35,970	(374,368)
5-Year U.S. Treasury Note	72	09/30/19	8,450	(34,426)

				$(532,260)

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (continued) May 31, 2019	BlackRock Pennsylvania Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$532,260	$—	$532,260

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended May 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(4,197,684)	$—	$(4,197,684)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(174,646)	$—	$(174,646)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$52,946,908

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$606,497,270	$—	$606,497,270

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(532,260)	$—	$—	$(532,260)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $64,404,012 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

34	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 1.2%

Commercial Services & Supplies — 0.1%
Waste Management, Inc., 3.45%, 06/15/29	$6,628	$6,774,931

Consumer Finance — 0.1%
Capital One Financial Corp., 3.80%, 01/31/28	13,401	13,386,248

Diversified Financial Services — 0.0%
Western Group Housing LP, 6.75%, 03/15/57(a)	2,473	3,235,632

Education — 0.1%
George Washington University, Series 2018, 4.13%, 09/15/48	1,403	1,561,127
Pepperdine University, 3.95%, 12/01/57	4,855	5,230,671
Wesleyan University, 4.78%, 07/01/16	203	226,368

		7,018,166

Health Care Providers & Services — 0.5%
CommonSpirit Health, 2.95%, 11/01/22	25,385	25,500,420
Novant Health, Inc., 5.85%, 11/01/19	5,055	5,117,080
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	232	276,861
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23	9,811	10,203,597
Sutter Health, Series 2018, 3.70%, 08/15/28	240	254,133
Toledo Hospital, 5.75%, 11/15/38	15,827	18,107,418

		59,459,509

IT Services — 0.3%
International Business Machines Corp., 3.50%, 05/15/29	28,910	29,438,005

Pharmaceuticals — 0.1%
AbbVie, Inc., 4.88%, 11/14/48	10,329	10,378,265

Total Corporate Bonds — 1.2% (Cost — $125,665,602)		129,690,756

	Shares

Investment Companies — 0.1%
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	5,836,000
VanEck Vectors High-Yield Municipal Index ETF	150,000	9,540,000

Total Investment Companies — 0.1% (Cost — $14,623,500)		15,376,000

	Par (000)

Municipal Bonds — 93.2%

Alabama — 0.5%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 06/01/35	$1,200	1,353,480
5.75%, 06/01/45	2,145	2,378,870
6.00%, 06/01/50	2,700	3,026,511
Auburn University, RB, Series A, 5.00%, 06/01/43	5,000	6,027,400
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D:
7.00%, 10/01/51	3,000	3,643,740
6.50%, 10/01/53	15,110	18,018,826
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A(a):
4.50%, 05/01/32	7,395	7,964,489
5.25%, 05/01/44	9,425	10,355,530
UAB Medicine Finance Authority, Refunding RB, 5.00%, 09/01/30	5,000	6,012,450

		58,781,296

Security	Par (000)	Value

Alaska — 0.3%
Alaska Housing Finance Corp., RB, S/F, Series A:
3.70%, 12/01/38	$4,310	$4,502,700
3.75%, 12/01/40	2,655	2,770,068
Alaska Municipal Bond Bank Authority, RB, Series Three, 5.00%, 08/01/48	10,000	10,935,400
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 06/01/46	8,000	7,900,000
State of Alaska International Airports System, Refunding RB, Series B:
5.00%, 10/01/32	5,000	5,793,850
5.00%, 10/01/34	5,000	5,757,500

		37,659,518

Arizona — 2.2%
Arizona Health Facilities Authority, Refunding RB:
5.00%, 12/01/39	5,000	5,605,800
Banner Health, Series B, 2.55%, 01/01/37(b)	50,000	49,388,500
Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	5,000	5,333,300
Arizona State University, RB, Green Bonds, Series B, 5.00%, 07/01/42	5,000	5,865,050
Arizona Water Infrastructure Finance Authority, Refunding RB, Series A, 5.00%, 10/01/21	5,000	5,412,300
City of Phoenix Arizona IDA, RB, Series A(a):
Legacy Traditional Schools Project, 6.50%, 07/01/34	965	1,105,755
Legacy Traditional Schools Projects, 6.75%, 07/01/44	1,690	1,928,966
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	2,795	2,984,725
Basis Schools, Inc. Projects, 5.00%, 07/01/45	6,155	6,470,321
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	1,775	1,895,487
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	1,950	2,048,826
Legacy Traditional School Projects, 5.00%, 07/01/35	2,205	2,350,971
Legacy Traditional School Projects, 5.00%, 07/01/45	1,495	1,569,122
City of Phoenix Civic Improvement Corp., Refunding RB:
Junior Lien Airport, Series D, 5.00%, 07/01/37	10,000	11,949,600
Series B, 5.00%, 07/01/38	5,000	5,980,950
City of Phoenix Industrial Development Authority, RB, Legacy Traditional Schools Projects, Series A(a):
5.00%, 07/01/36	7,315	7,850,165
5.00%, 07/01/41	10,075	10,690,179
McAllister Academic Village LLC, Refunding RB, Arizona State University:
5.00%, 07/01/30	5,000	6,031,450
5.00%, 07/01/32	5,000	5,978,050
5.00%, 07/01/34	5,000	5,944,400
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	25,000	28,841,750
State of Arizona, COP, Refunding, Series A(c):
5.00%, 10/01/20	5,000	5,216,350
5.00%, 10/01/21	5,000	5,387,300
5.00%, 10/01/22	5,000	5,554,850
5.00%, 10/01/23	5,000	5,709,200
5.00%, 10/01/24	5,000	5,864,800
5.00%, 10/01/25	5,000	5,999,400
5.00%, 10/01/26	5,000	6,115,550
5.00%, 10/01/27	5,000	6,225,100
5.00%, 10/01/28	5,000	6,299,500
5.00%, 10/01/29	5,000	6,382,950

		233,980,667

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	$41,345	$42,575,014

California — 8.3%
Acalanes Union High School District, GO, Election of 2010, Series B, 0.00%, 08/01/21(d)(e)	5,000	806,650
Alameda Unified School District-Alameda County of California, GO, Election of 2004, Series B (AGM), 0.00%, 08/01/32(e)	9,505	6,870,309
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 04/01/50	635	1,022,909
California County Tobacco Securitization Agency, RB, Asset-Backed, Alameda County Securitization Corp., Series A, 6.00%, 06/01/42	885	893,045
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/48	10,335	12,161,918
California Health Facilities Financing Authority, Childrens Hospital, RB, El Camino Hospital:
5.00%, 02/01/36	5,000	5,922,850
5.00%, 02/01/37	5,000	5,886,150
California Health Facilities Financing Authority, Refunding RB:
Series A, 5.00%, 08/15/42	5,000	5,787,050
Series A, 5.00%, 08/15/47	10,000	11,530,600
Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	25,000	35,959,750
California Municipal Finance Authority, ARB, AMT:
Senior Lien, Linxs APM Project, 5.00%, 12/31/43	5,000	5,803,600
Senior Lien-Linxs APM Project, 5.00%, 12/31/47	10,000	11,564,600
California Municipal Finance Authority, RB:
(BAM), 5.00%, 05/15/29	6,760	8,423,230
Caritas Affordable Housing Inc., 5.88%, 08/15/49	1,000	1,090,040
Sycamore Academy Project, 5.38%, 07/01/34(a)	1,000	1,057,380
Sycamore Academy Project, 5.63%, 07/01/44(a)	2,760	2,907,053
Urban Discovery Academy Project, 6.00%, 08/01/44(a)	330	348,035
Urban Discovery Academy Project, 6.13%, 08/01/49(a)	285	301,519
Vista Charter Middle School, 6.00%, 07/01/44	1,960	2,164,879
California Municipal Finance Authority, Refunding RB, Eisenhower Medical Center, Series A, 5.00%, 07/01/47	10,000	11,335,000
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT(a):
5.00%, 07/01/30	4,000	4,331,200
5.00%, 07/01/37	25,000	26,761,750
5.00%, 11/21/45	50,000	53,233,500
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., Series A-1, AMT, 3.38%, 07/01/25	10,000	10,621,600
California School Finance Authority, RB, Series A:
Alta Public Schools Project, 6.50%, 11/01/34(a)	1,015	1,086,314
Alta Public Schools Project, 6.75%, 11/01/45(a)	1,395	1,490,306
Kipp Socal Projects, 5.00%, 07/01/39(c)	1,000	1,186,420
Kipp Socal Projects, 5.00%, 07/01/54(c)	1,000	1,160,840
California Statewide Communities Development Authority, RB:
5.00%, 02/01/45	15,000	16,396,350
Beverly Community Hospital Association, 5.00%, 02/01/30	1,800	2,035,962
Kaiser Permanente, Series A, 5.00%, 04/01/42	5,000	5,457,650
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41(a)	4,205	4,658,467

Security	Par (000)	Value

California (continued)
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	$4,665	$5,144,889
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56(a)	7,175	7,997,470
University of California, Irvine East Campus Apartment, Series A, 5.00%, 05/15/47	5,000	5,792,400
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(a)	1,250	1,367,850
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 05/01/37	585	588,838
Series A, 6.00%, 05/01/43	3,800	3,821,014
Series B, 6.00%, 05/01/37	265	266,738
Series B, 6.00%, 05/01/43	7,425	7,466,060
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 08/01/29	5,000	5,687,500
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, AMT:
Series B, 5.00%, 05/01/46	25,000	28,788,750
Series C, 5.00%, 05/01/46	5,000	5,830,000
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(a):
0.00%, 08/01/26(e)	1,170	858,101
0.00%, 08/01/43(e)	20,000	6,178,200
3.00%, 08/01/21	3,825	3,895,610
City of Irvine California, Community Facilities District No. 2013-3, Great Park Improvement Area No. 1, 5.00%, 09/01/49	1,500	1,638,900
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, 6.60%, 07/01/50	2,835	4,440,461
City of Los Angeles Department of Airports, RB, AMT, Sub-Series A:
5.00%, 05/15/28	5,000	6,056,750
5.00%, 05/15/32	5,000	5,931,450
City of San Francisco California Public Utilities Commission Wastewater Revenue, RB, Green Bond, Series A:
5.00%, 10/01/31	5,000	6,044,300
5.00%, 10/01/32	5,000	6,014,250
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A, AMT, 5.00%, 03/01/47	5,000	5,786,350
City of San Jose California Airport Revenue, Refunding ARB, AMT, Series A, 5.00%, 03/01/23	5,000	5,612,100
Coast Community College District, GO, Election of 2002, Series B (AGM)(e):
0.00%, 08/01/28	22,900	18,963,032
0.00%, 08/01/30	33,620	26,048,776
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.60%, 06/01/36	8,150	8,207,539
5.70%, 06/01/46	21,800	21,940,828
County of Sacramento Sanitation Districts Financing Authority, Refunding RB, (AGC), 2.22%, 12/01/35(b)	5,000	4,907,450
Foothill-De Anza Community College District, GO, Series A (AMBAC)(e):
0.00%, 08/01/34	15,495	10,403,498
0.00%, 08/01/36	16,760	10,518,408

36	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Series A (AGM), 5.00%, 06/01/40	$5,000	$5,705,700
Series A-1, 5.00%, 06/01/25	5,000	5,777,300
Series A-1, 5.00%, 06/01/27	5,000	5,972,350
Series A-1, 5.00%, 06/01/28	5,000	5,927,050
Series A-1, 5.00%, 06/01/29	5,000	5,888,500
Series A-1, 5.00%, 06/01/47	20,535	20,371,541
Series A-1, 5.25%, 06/01/47	9,085	9,142,326
Series A-2, 5.00%, 06/01/47	46,975	46,601,079
Modesto Irrigation District, RB, Index-Domestic Water Project (NPFCG), 2.32%, 09/01/37(b)	10,000	9,824,800
Natomas Unified School District, GO, Refunding, (BAM), 5.00%, 08/01/32	5,000	5,961,750
Newport Mesa Unified School District, GO, Election of 2005, (NPFCG)(e):
0.00%, 08/01/29	13,915	11,173,745
0.00%, 08/01/30	14,750	11,466,208
0.00%, 08/01/31	15,635	11,746,106
Northern California Gas Authority No. 1, RB, Series B, 2.46%, 07/01/27(b)	5,000	4,884,600
Port of Oakland, Refunding RB, AMT, Series O, 5.00%, 05/01/23	5,000	5,314,500
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B (NPFGC), 2.22%, 12/01/35(b)	100,000	98,149,000
Sacramento County Water Financing Authority, RB, Series B (NPFGC), 2.24%, 06/01/34(b)	10,000	9,641,400
San Jose Unified School District, GO, Capital Appreciation Election of 2002, Series C (NPFCG), 0.00%, 06/01/31(e)	29,035	21,763,765
San Mateo Union High School District, GO, Refunding, Election of 2010, Series A, 6.70%, 09/01/41(f)	19,185	19,174,256
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40	2,725	4,350,217
State of California, GO, Refunding:
Various Purpose, 5.00%, 10/01/24	5,000	5,939,350
Various Purpose, 5.00%, 11/01/24	5,000	5,777,650
Various Purpose, 5.00%, 11/01/24	5,000	5,953,300
Various Purpose, 5.00%, 12/01/24	5,000	5,791,750
Various Purposes-Bid Group, 5.00%, 08/01/24	10,000	11,822,900
State of California, GO, Various Purposes-Bid Group, Series B, 2.65%, 04/01/26	25,000	25,284,250
State of California Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 04/01/37	5,000	5,447,950
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A-1, Tobacco Settlement, Asset-Backed:
5.00%, 06/01/37	12,735	12,799,312
5.13%, 06/01/46	7,440	7,455,996
University of California, Refunding RB, General, Series AI, 5.00%, 05/15/38	5,000	5,613,400

		897,176,489

Colorado — 1.3%
Boulder Valley School District No. Re-2 Boulder, GO, Refunding, Series B, 5.00%, 12/01/20	5,000	5,267,100
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	5,125	5,317,495
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Sub-System, Series A, 5.25%, 12/01/48	10,000	12,102,900
City of Aurora Colorado Water Revenue, Refunding RB, Green Bond, 5.00%, 08/01/41	25,000	29,456,250

Security	Par (000)	Value

Colorado (continued)
City of Colorado Springs Colorado Utilities System Revenue, GO, Refunding, Series A-3, 5.00%, 11/15/22	$5,000	$5,605,650
City of Colorado Springs Colorado Utilities System Revenue, Refunding RB, Series A-2, 5.00%, 11/15/47	5,000	5,961,850
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23(a)	1,000	1,035,940
Colorado Educational & Cultural Facilities Authority, RB:
Charter Littleton Preparatory School, 5.00%, 12/01/22	105	108,445
Loveland Classical Schools, 5.00%, 07/01/46(a)	2,000	2,083,320
Colorado Educational & Cultural Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	916,303
5.13%, 11/01/49	765	794,766
Colorado Health Facilities Authority, RB, Liberty Height, 0.00%, 07/15/22(e)(g)	12,085	11,489,330
Colorado Health Facilities Authority, RB, The Evangelical Lutheran Good Samaritan Society Project, Series R:
5.00%, 06/01/20	1,000	1,031,010
5.00%, 06/01/22	1,000	1,088,200
5.00%, 06/01/24	1,235	1,399,527
5.00%, 06/01/26	1,000	1,175,630
5.00%, 06/01/28	1,500	1,788,405
5.00%, 06/01/29	1,315	1,561,589
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series A, 5.00%, 02/01/21	5,000	5,250,400
Catholic Health Initiatives, Series A, 5.25%, 02/01/31	5,000	5,287,150
NCMC, Inc. Project, 5.00%, 05/15/28	5,000	5,980,850
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	10,000	10,890,900
Colorado Housing & Finance Authority, RB, S/F, Mortgage Class I Bond (Ginnie Mae):
3.60%, 11/01/38	5,000	5,235,700
3.70%, 11/01/42	5,000	5,218,300
Denver International Business Center Metropolitan District No. 1, GOL, Subordinate, Series B, 6.00%, 12/01/48	1,145	1,154,984
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	5,000	6,392,550
Rampart Range Metropolitan District No. 1, Refunding RB, (AGM), 5.00%, 12/01/47	5,000	5,841,000
State of Colorado, COP, Series N, 5.00%, 03/15/38	5,000	6,009,850

		145,445,394

Connecticut — 1.2%
Connecticut Housing Finance Authority, RB:
M/F, Series B-1, 4.10%, 11/15/39	2,250	2,370,937
M/F, Series B-1, 4.15%, 11/15/44	5,420	5,713,710
S/F, Series A, 3.85%, 05/15/45	5,800	5,987,746
Connecticut Housing Finance Authority, Refunding RB:
M/F Housing, Series A-1, 2.88%, 11/15/30	5,700	5,822,550
M/F, Sub-Series C-1, 3.63%, 11/15/38	9,775	10,180,565
M/F, Sub Series F-1, 3.90%, 11/15/44	1,500	1,550,880
M/F, Sub-Series F-1, 4.00%, 11/15/49	2,000	2,070,420
M/F, Sub-Series F-1, 4.05%, 11/15/54	2,000	2,067,560
S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	5,000	5,286,500
Sub Series C-1,M/F, 3.95%, 05/15/38	2,225	2,257,530
Connecticut State Health & Educational Facility Authority, RB, Hartford Healthcare Obligated Group, Series F, 5.00%, 07/01/45	5,000	5,455,800

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	$8,655	$9,000,681
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	5,537	5,927,763
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C(a):
5.75%, 02/01/24	3,320	3,541,212
5.75%, 02/01/25	3,755	4,037,376
6.25%, 02/01/30	4,930	5,493,252
State of Connecticut, GO, Series A:
3.14%, 04/15/25	6,500	6,676,540
5.85%, 03/15/32	30,130	37,616,702
State of Connecticut Bradley International Airport CFC Revenue, ARB, AMT, Ground Transportation Center, Series A, 5.00%, 07/01/49	6,125	7,235,646

		128,293,370

Delaware — 0.5%
State of Delaware, GO, Series A:
5.00%, 02/01/23	10,000	11,293,500
5.00%, 03/01/23	5,000	5,660,800
5.00%, 02/01/24	10,000	11,629,600
5.00%, 03/01/24	5,000	5,828,650
State of Delaware, GO, Refunding:
5.00%, 08/01/22	5,000	5,560,100
5.00%, 01/01/25	5,000	5,957,400
Series B, 5.00%, 07/01/24	5,000	5,884,000

		51,814,050

District of Columbia — 0.9%
District of Columbia, GO, Series A, 5.00%, 06/01/41	10,000	11,711,500
District of Columbia Housing Finance Agency, RB, M/F Housing, Petworth Station, Series A-2 (FHA), 3.40%, 03/01/40	7,705	7,877,669
District of Columbia Water & Sewer Authority, RB, Subordinate Lien, Series A, 5.00%, 10/01/48	5,000	5,562,950
District of Columbia Water & Sewer Authority, Refunding RB, Subordinate Lien, Series C, 5.00%, 10/01/39	10,000	11,424,800
Metropolitan Washington Airports Authority, Refunding ARB:
AMT, 5.00%, 10/01/24	5,000	5,835,650
AMT, 5.00%, 10/01/27	5,000	6,190,550
AMT, Series A, 5.00%, 10/01/24	5,000	5,830,100
AMT, Series A, 5.00%, 10/01/30	5,000	5,750,400
Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	10,000	10,648,500
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/32	10,000	11,803,700
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	4,015	6,342,415
Washington Metropolitan Area Transit Authority, RB, Series B:
5.00%, 07/01/34	5,000	6,062,800
5.00%, 07/01/35	5,000	6,039,750

		101,080,784

Florida — 2.9%
Alta Lakes Community Development District, Special Assessment Bonds(c):
3.50%, 05/01/24	465	464,158
3.75%, 05/01/29	555	552,713
4.40%, 05/01/39	1,035	1,032,237
4.63%, 05/01/49	1,780	1,782,723

Security	Par (000)	Value

Florida (continued)
Babcock Ranch Community Independent Special District, Special Assessment Bonds:
4.75%, 11/01/26	$400	$417,256
5.00%, 11/01/31	500	522,825
5.25%, 11/01/46	3,490	3,669,875
Canaveral Port Authority, ARB:
Series A, AMT, 5.00%, 06/01/45	10,000	11,490,700
Series B, 5.00%, 06/01/48	10,000	11,814,100
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project(h)(i):
1st Mortgage, Series A, 8.00%, 01/01/34	550	385,000
1st Mortgage, Series A, 8.25%, 01/01/44	940	658,000
1st Mortgage, Series A, 8.25%, 01/01/49	3,010	2,107,000
Series A, 5.75%, 01/01/50	395	375,250
Series B, 7.00%, 01/01/35(b)	1,390	1,320,236
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 05/01/24	250	258,610
5.00%, 05/01/34	750	768,975
5.13%, 05/01/45	1,030	1,053,927
Charlotte County Industrial Development Authority, RB, AMT, Town & Country Utilities Project, 5.50%, 10/01/36(a)	3,500	3,654,980
City of Jacksonville Florida, RB, Jacksonville University Project, Series B, 5.00%, 06/01/53(a)	3,250	3,485,820
City of Tampa Florida, RB, Baycare Health System Issue, Series A, 5.00%, 11/15/46	10,000	11,511,200
County of Brevard Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/31	5,000	5,498,000
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.25%, 05/15/49(a)	1,000	995,410
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series F, 5.00%, 10/01/48	5,000	6,002,350
County of Hillsborough Florida District Port Authority, ARB, Tampa Port Authority Project, Series B, AMT, 5.00%, 06/01/46	5,000	5,786,950
County of Miami-Dade Florida Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	5,000	5,852,400
County of Miami-Dade Florida Aviation Revenue, Refunding RB:
AMT, Series A, 5.00%, 10/01/36	5,000	5,631,900
Taxable, Series C, 4.06%, 10/01/31	11,120	12,008,599
County of Miami-Dade Florida Educational Facilities Authority, RB, Series A, 5.00%, 04/01/53	5,000	5,817,350
County of Miami-Dade Florida School Board, GO, Series A, 5.00%, 03/15/44	10,000	11,376,700
County of Miami-Dade Florida Transit System, Refunding RB, (AGM), 5.00%, 07/01/42	10,000	10,898,700
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/28	5,000	5,611,450
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 06/01/49	1,000	1,131,010
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	10,000	11,673,900
Crossings at Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 05/01/44	2,350	2,469,309
Florida Development Finance Corp., RB:
Midtown Compus Properties, 7.00%, 12/01/48(a)	5,500	5,560,665

38	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Renaissance Charter School, Series A, 5.75%, 06/15/29	$365	$393,496
Renaissance Charter School, Series A, 6.00%, 06/15/34	440	474,333
Renaissance Charter School, Series A, 6.13%, 06/15/44	1,685	1,803,102
Florida Development Finance Corp., Refunding RB, Virgin Trains USA Passenger Rail Project, Series A, AMT(a)(b):
6.38%, 01/01/49	6,960	6,999,185
6.50%, 01/01/49	6,030	6,063,949
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 04/01/27	5,000	5,387,150
Florida Housing Finance Corp., RB, S/F Housing, Homeowner Mortgage, Series 1 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.60%, 07/01/37	9,575	10,016,790
Florida Housing Finance Corp., Refunding RB, S/F, Homeowner Mortgage, Series 2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac):
4.05%, 07/01/38	5,000	5,374,200
4.20%, 01/01/45	10,000	10,779,600
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/42	5,000	5,846,000
Lakewood Ranch Stewardship District, Lakewood Centre North Projects, Village of Lakewood Ranch Sector Projects:
Special Assessment Bonds, Cresswind Project, 4.50%, 05/01/49	805	806,884
Special Assessment Bonds, Lake Club Phase 4 project, 4.40%, 05/01/39	1,000	1,007,160
Special Assessment Bonds, Lake Club Phase 4 project, 4.50%, 05/01/49	1,140	1,142,668
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.00%, 05/01/21	405	410,184
Special Assessment Bonds, 4.25%, 05/01/25	485	496,659
Special Assessment Bonds, 4.88%, 05/01/35	1,175	1,212,353
Special Assessment Bonds, 4.88%, 05/01/45	2,420	2,477,330
4.25%, 05/01/26	1,065	1,093,446
5.13%, 05/01/46	6,075	6,303,420
Lee Memorial Health System, Refunding RB, Series A-1, 4.00%, 04/01/49	5,000	5,358,000
Mid-Bay Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,640,200
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 05/01/37	1,870	1,961,125
Orlando-Orange County Expressway Authority, Refunding RB, Series B (AGM), 5.00%, 07/01/23	10,000	11,374,200
Sarasota County Health Facilities Authority, RB, Sunnyside Village Project:
5.00%, 05/15/38	1,040	1,158,799
5.00%, 05/15/48	1,275	1,419,547
School Board of Miami-Dade County, COP, Qualified School Construction Bonds, 6.24%, 06/15/27	25,000	30,978,750
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	10,000	11,601,800
State of Florida Department of Transportation, RB, 5.00%, 07/01/36	5,000	5,592,500
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10(h)(i)	143	91,229
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,030	2,229,488

Security	Par (000)	Value

Florida (continued)
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A3, 6.61%, 05/01/40	$355	$355,181
Convertible CAB, Series A4, 6.61%, 05/01/40(f)	190	159,942
Series 2015-2, 6.61%, 05/01/40(f)	490	334,626
Tolomato Community Development District:(h)(i)
Series 1, 6.61%, 05/01/40(f)	800	663,232
Series 3, 6.61%, 05/01/40	535	5
Special Assessment, Series 3, 6.38%, 05/01/17	425	4
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 05/01/35	2,355	2,473,386
5.63%, 05/01/45	3,665	3,836,046
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,688,175
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 05/01/23	1,620	1,710,769

		310,355,191

Georgia — 2.3%
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 3.95%, 12/01/43	3,820	4,038,466
Georgia Housing & Finance Authority, RB, S/F:
Housing, Mortgage Bonds, Series C, 3.25%, 12/01/33	3,525	3,667,480
Series A, 3.60%, 12/01/33	2,500	2,649,400
Series B, 3.80%, 12/01/33	2,305	2,486,888
Series B, 4.05%, 12/01/38	6,555	7,044,658
Series B, 4.15%, 12/01/43	12,375	13,304,734
Series B, 4.20%, 12/01/48	18,000	19,383,120
Series B-1, 3.65%, 06/01/44	9,490	9,716,526
Series C, 3.75%, 06/01/48	5,025	5,234,090
Georgia Housing & Finance Authority, Refunding RB, S/F, Mortgage Bonds, Series A:
3.05%, 12/01/34	1,500	1,536,720
3.35%, 12/01/39	5,380	5,545,865
3.60%, 12/01/44	21,765	22,640,824
3.70%, 06/01/49	12,400	12,940,888
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/23	1,750	1,935,780
5.00%, 05/15/24	1,500	1,693,650
5.00%, 05/15/25	2,500	2,879,200
5.00%, 05/15/26	3,000	3,515,700
5.00%, 05/15/27	2,000	2,381,180
5.00%, 05/15/28	3,800	4,589,488
5.00%, 05/15/29	1,250	1,525,763
Metropolitan Atlanta Rapid Transit Authority, RB:
Series A, 5.00%, 07/01/41	5,000	5,784,450
Series A, 5.00%, 07/01/43	10,000	11,552,100
Series A, 5.00%, 07/01/44	10,000	11,546,700
Series A, 5.00%, 07/01/45	10,000	11,541,100
Series B, 5.00%, 07/01/44	10,000	11,710,400
Series B, 5.00%, 07/01/45	10,000	11,703,900
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series A, 4.00%, 07/01/25	10,000	11,462,900
Municipal Electric Authority of Georgia, Refunding RB, Series A:
Build America Bonds, 6.66%, 04/01/57	16,782	21,679,659
Project One, 5.00%, 01/01/35	5,000	5,579,150
State of Georgia, GO, Refunding:
Series C, 5.00%, 10/01/20	5,000	5,237,400
Series C-1, 5.00%, 07/01/24	10,000	11,746,600

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
State of Georgia, GO, Series A-1, 5.00%, 02/01/24	$5,000	$5,805,000

		254,059,779

Guam — 0.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	125	127,235

Hawaii — 0.1%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	5,000	5,658,350

Illinois — 5.8%
Chicago Board of Education, GO, Dedicated Revenues, Series H, 5.00%, 12/01/46	5,000	5,421,450
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/26	5,000	5,659,600
Dedicated Revenues, Series C, 5.00%, 12/01/27	4,585	5,241,985
Dedicated Revenues, Series C, 5.00%, 12/01/34	5,590	6,185,111
Dedicated Revenues, Series F, 5.00%, 12/01/23	7,220	7,844,097
Series B, 4.00%, 12/01/35	11,230	10,964,635
Series C, 5.00%, 12/01/23	4,145	4,503,294
Series C, 5.00%, 12/01/24	4,280	4,722,980
Series C, 5.00%, 12/01/25	1,440	1,611,173
Series C, 5.00%, 12/01/26	2,945	3,333,504
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	50,165	52,280,458
Series C, 5.25%, 12/01/39	7,050	7,593,132
Series D, 5.00%, 12/01/46	10,615	11,569,076
Series D, 5.00%, 12/01/46	27,465	28,874,504
Taxable Build America Bonds, 6.04%, 12/01/29	12,125	12,809,941
Taxable Build America Bonds, 6.14%, 12/01/39	8,460	8,990,950
Taxable Qualified School Construction Bonds, 6.32%, 11/01/29	14,270	15,314,707
Chicago O’Hare International Airport, Refunding RB, AMT:
Series A, 5.00%, 01/01/26	10,000	11,069,600
Series B, 5.00%, 01/01/24	5,000	5,417,150
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	11,020	12,787,938
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D, AMT, 5.00%, 01/01/52	5,000	5,671,100
City of Chicago Illinois O’Hare International Airport, Refunding RB, AMT, General, Senior Lien, Series A, 5.00%, 01/01/21	5,000	5,258,500
Illinois Finance Authority, Refunding RB:
Mercy Health System Obligation, 5.00%, 12/01/21	5,000	5,381,200
Mercy Health System Obligation, 5.00%, 12/01/23	5,000	5,658,700
Mercy Health System Obligation, 5.00%, 12/01/46	5,000	5,547,250
Presence Health Network, Series C, 5.00%, 02/15/23	5,000	5,616,700
Presence Health Network, Series C, 5.00%, 02/15/25	5,000	5,907,950
Presence Health Network, Series C, 5.00%, 02/15/26	5,000	6,044,400
Illinois Housing Development Authority, RB, S/F Housing, MBS Pass-Through Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.13%, 02/01/47	34,394	34,805,123
Illinois Housing Development Authority, Refunding RB, Housing, Sub-Series A-1:
3.70%, 07/01/34	1,425	1,478,993
3.85%, 01/01/36	450	467,478
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	10,000	10,859,600
Metropolitan Pier & Exposition Authority, Refunding RB, Mccormick Place Expansion (BAM)(e):
0.00%, 12/15/54	25,000	6,181,750

Security	Par (000)	Value

Illinois (continued)
0.00%, 12/15/56	$25,000	$5,660,500
Railsplitter Tobacco Settlement Authority, RB:
5.00%, 06/01/22	5,000	5,454,700
5.00%, 06/01/23	5,000	5,593,300
5.00%, 06/01/24	10,000	11,449,300
5.00%, 06/01/25	10,000	11,716,700
State of Illinois, GO:
Pension, 5.10%, 06/01/33	15,000	15,476,550
Series D, 5.00%, 11/01/20	25,000	26,060,750
Series D, 5.00%, 11/01/21	25,000	26,740,000
Series D, 5.00%, 11/01/22	25,000	27,313,250
Series D, 5.00%, 11/01/23	25,000	27,721,500
Series D, 5.00%, 11/01/24	25,000	28,177,750
Series D, 5.00%, 11/01/25	50,000	56,798,500
Series D, 5.00%, 11/01/26	50,000	57,277,500
Series D, 5.00%, 11/01/27	5,000	5,774,900

		632,289,229

Indiana — 0.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 01/01/24	465	507,548
Indiana Finance Authority, RB:
1st Lien, Series A, 5.00%, 10/01/45	10,000	11,354,900
Green Bond, CWA Authority Project, 5.00%, 10/01/46	10,000	11,587,000
Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.25%, 01/01/51	5,000	5,465,500
Indiana Finance Authority, Refunding RB:
Green Bond, Series B, 5.00%, 02/01/24	5,000	5,797,650
US Steel Corp. Project, 6.00%, 12/01/19	3,025	3,070,889
Indiana Housing & Community Development Authority, RB, S/F, Series A (Ginnie Mae), 3.90%, 07/01/43	1,420	1,498,171
Indianapolis Local Public Improvement Bond Bank, RB:
Series B, 5.00%, 01/01/36	5,000	6,116,450
Series B, 5.00%, 01/01/37	5,000	6,094,800
Series B, 5.00%, 01/01/39	5,000	6,059,550
Series E (AMBAC), 0.00%, 02/01/24(e)	14,300	13,084,500
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Courthouse and Jail Project, Series A, 5.00%, 02/01/54	10,000	11,891,000

		82,527,958

Iowa — 0.6%
Iowa Finance Authority, RB:
NorthCrest, Inc. Project, Series A, 5.00%, 03/01/38	1,000	1,078,480
NorthCrest, Inc. Project, Series A, 5.00%, 03/01/48	2,000	2,136,020
S/F Housing, Series C, Mortgage-Backed Securities Program (Ginnie Mae, Fannie Mae & Freddie Mac), 3.15%, 07/01/32	1,000	1,029,510
S/F Housing, Series D (Ginnie Mae, Fannie Mae & Freddie Mac), 3.15%, 07/01/36	1,000	1,012,480
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(b)	16,855	18,199,355
Midwestern Disaster Area, 5.25%, 12/01/25	11,350	12,336,088
Midwestern Disaster Area, 5.88%, 12/01/26(a)	9,080	9,543,806
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 06/01/34	2,580	2,580,000
Series C, 5.50%, 06/01/42	2,000	1,999,920
Series C, 5.63%, 06/01/46	10,150	10,149,493

		60,065,152

40	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas — 0.1%
University of Kansas Hospital Authority, Refunding RB, Improvement KU Health System, 5.00%, 09/01/45	$5,000	$5,652,750

Kentucky — 1.0%
County of Louisville/Jefferson Metropolitan Government, Refunding RB, Louisville Gas and Electric Company Project, 1.85%, 10/01/33(b)	3,100	3,114,415
Kentucky Asset Liability Commission, Refunding RB, Series B (NPFGC), 2.28%, 11/01/25(b)	10,000	9,784,600
Kentucky Economic Development Finance Authority, RB:
Baptist Healthcare System, Series B, 5.00%, 08/15/33	5,000	5,794,100
Owensboro Health, Inc., Series A, 5.25%, 06/01/50	25,000	27,164,000
Kentucky Economic Development Finance Authority, Refunding RB:
Owensboro Health, Inc., Series A, 5.00%, 06/01/28	6,105	7,109,578
Owensboro Health, Inc., Series A, 5.00%, 06/01/29	3,500	4,051,600
Owensboro Health, Inc., Series A, 5.25%, 06/01/41	5,000	5,652,750
Owensboro Health, Inc., Series B, 5.00%, 06/01/40	5,000	5,532,650
Taxable, Baptist Healthcare System, 5.08%, 08/15/48	10,000	11,558,600
Kentucky Public Energy Authority, RB, Series A, 4.00%, 04/01/48(b)	25,000	27,079,250
Westvaco Corp., RB, MeadWestvaco Corp., 7.67%, 01/15/27(a)	3,100	3,895,359

		110,736,902

Louisiana — 0.5%
East Baton Rouge Sewerage Commission, Refunding RB, Series B, 5.00%, 02/01/39	10,000	11,441,400
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(a)	5,885	6,031,007
Louisiana Public Facilities Authority, RB, Provident Group — Flagship Properties LLC, Series A, 5.00%, 07/01/56	5,000	5,579,000
State of Louisiana, RB, Series A, Garvee:
5.00%, 09/01/21	5,000	5,386,350
5.00%, 09/01/22	5,000	5,547,350
5.00%, 09/01/27	5,000	6,250,550
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 1st Lien, Series A, 5.00%, 05/01/41	10,000	11,447,200

		51,682,857

Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A, 5.00%, 07/01/39	3,280	3,287,479
Maine State Housing Authority, RB:
M/F, Series F, 3.65%, 11/15/42	1,110	1,152,091
S/F Housing, Mortgage Purchase Bonds, Series B, 3.15%, 11/15/39(c)	1,680	1,687,022
S/F Housing, Mortgage Purchase Bonds, Series B, 3.35%, 11/15/44(c)	1,285	1,292,479
S/F Housing, Series H, 3.55%, 11/15/37	2,000	2,074,320
S/F, Series A, 3.75%, 11/15/38	1,500	1,574,280
S/F, Series B, 3.65%, 11/15/37	1,100	1,150,413
S/F, Series B, 3.85%, 11/15/43	3,680	3,847,955
Maine State Housing Authority, Refunding RB:
M/F, Series A-3, 3.63%, 11/15/39	4,445	4,577,817
M/F, Series A-3, 3.75%, 11/15/44	5,000	5,153,100

Security	Par (000)	Value

Maine (continued)
Series C-1, AMT, 4.00%, 11/15/34	$7,125	$7,468,211

		33,265,167

Maryland — 2.1%
City of Baltimore Maryland, Refunding RB, Convention Center Hotel, 5.00%, 09/01/42	5,000	5,647,200
County of Anne Arundel Maryland, GO, Consolidated General Improvement:
5.00%, 10/01/20	5,000	5,235,400
5.00%, 10/01/23	5,000	5,745,350
5.00%, 10/01/24	5,000	5,908,300
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	600	614,910
5.25%, 07/01/44	1,220	1,248,877
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	2,840	2,872,149
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 02/15/44	1,170	1,210,330
County of Montgomery Maryland, GO, Refunding, Series A, 5.00%, 11/01/24	10,000	11,843,500
Maryland Community Development Administration, RB, M/F, Series D, 4.20%, 01/01/56	4,220	4,379,010
Maryland Community Development Administration, Refunding RB, S/F, Series A, 3.85%, 09/01/33	20,000	21,537,800
Maryland EDC, RB, Purple Line Light Rail Project, AMT:
5.00%, 03/31/24	25,000	26,845,000
5.00%, 09/30/26	10,000	10,705,800
5.00%, 03/31/41	10,000	11,070,400
5.00%, 03/31/46	21,650	23,909,177
5.00%, 03/31/51	10,000	11,023,700
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,140	1,176,035
Maryland Stadium Authority, RB, Baltimore City Public School, 5.00%, 05/01/41	10,000	11,583,100
State of Maryland, GO, First Series, 5.00%, 06/01/23	5,000	5,690,350
State of Maryland, GO, Refunding, Series B, 5.00%, 08/01/25	25,000	30,166,250
State of Maryland, GO, Series A:
5.00%, 03/15/22	5,000	5,489,350
5.00%, 03/15/23	10,000	11,311,000
Washington Suburban Sanitary Commission, GO, Refunding, 5.00%, 06/01/22	10,000	11,050,900

		226,263,888

Massachusetts — 4.5%
City of Cambridge Massachusetts, GO, Municipal Purpose Loan:
5.00%, 02/15/21	5,000	5,309,450
5.00%, 02/15/22	5,000	5,494,650
5.00%, 02/15/23	5,000	5,670,700
Commonwealth of Massachusetts, GO:
Series A, 5.00%, 01/01/38	5,000	6,030,450
Series A, 5.00%, 01/01/44	10,000	11,921,900
Series F, 5.00%, 11/01/41	5,000	5,963,100
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series D, 5.00%, 11/01/21	10,000	10,848,600
Commonwealth of Massachusetts, Refunding RB, (NPFGC), 5.50%, 01/01/22	25,970	28,663,349
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Refunding RB, Subordinate, Series A, 5.00%, 06/15/24	10,000	11,389,100

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement & Accelerated Bridge Programs, Series A:
5.00%, 06/01/42	$10,000	$11,886,800
5.00%, 06/01/47	5,000	5,902,250
Massachusetts Bay Transportation Authority, Refunding RB, Sub-Series A-2:
5.00%, 07/01/37	5,000	6,032,000
5.00%, 07/01/38	5,000	6,017,700
5.00%, 07/01/39	5,000	6,004,300
Massachusetts Clean Water Trust, RB, Green Bonds, Series 20, 5.00%, 02/01/35	5,000	5,836,850
Massachusetts Clean Water Trust, Refunding RB, 5.00%, 08/01/24	5,000	5,895,000
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 5.00%, 07/01/44	10,000	11,044,200
Caregroup, Series J-2, 5.00%, 07/01/43	10,000	11,602,800
Caregroup, Series J-2, 5.00%, 07/01/48	25,000	28,851,250
Caregroup, Series J-2, 5.00%, 07/01/53	25,000	28,624,750
UMass Dartmouth Student Housing Project, 5.00%, 10/01/32	2,525	2,971,218
UMass Dartmouth Student Housing Project, 5.00%, 10/01/33	1,860	2,177,074
UMass Dartmouth Student Housing Project, 5.00%, 10/01/34	3,020	3,521,380
UMass Dartmouth Student Housing Project, 5.00%, 10/01/38	10,000	11,519,300
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	6,725	7,664,886
UMass Dartmouth Student Housing Project, 5.00%, 10/01/48	10,000	11,354,600
UMass Dartmouth Student Housing Project, 5.00%, 10/01/54	10,000	11,243,500
Massachusetts Development Finance Agency, Refunding RB:
Caregroup, Series H-1, 5.00%, 07/01/23	5,000	5,584,150
Caregroup, Series H-1, 5.00%, 07/01/24	5,000	5,707,300
Caregroup, Series H-1, 5.00%, 07/01/25	5,000	5,824,900
Caregroup, Series I, 5.00%, 07/01/27	5,000	5,918,950
Caregroup, Series I, 5.00%, 07/01/33	5,000	5,777,900
Emmanuel College Issue, Series A, 5.00%, 10/01/43	10,000	11,226,400
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	1,260	1,406,941
New Bridge Charles, Inc., 4.00%, 10/01/32(a)	2,560	2,653,517
New Bridge Charles, Inc., 4.13%, 10/01/42(a)	8,225	8,402,084
New Bridge Charles, Inc., 5.00%, 10/01/57(a)	4,090	4,438,468
UMass Memorial Health Care Obligated Group Issue, Series K, 5.00%, 07/01/38	5,000	5,708,900
Umass Memorial Healthcare, 5.00%, 07/01/44	10,000	11,385,800
Woods Hole Oceanographic Institution Issue, 5.00%, 06/01/43	5,000	6,009,500
Worchester Polytechnic Institutes, Series B, 5.00%, 09/01/45	10,000	11,711,800
Massachusetts Educational Financing Authority, RB, AMT:
Issue I, 5.00%, 01/01/24	5,000	5,665,450
Series A, 5.00%, 01/01/22	10,000	10,792,200
Massachusetts Housing Finance Agency, RB, M/F, Series C:
4.13%, 12/01/45	1,505	1,568,075
4.25%, 06/01/55	1,470	1,517,261
Massachusetts Housing Finance Agency, Refunding RB:
M/F, Series A, 4.60%, 12/01/55	2,340	2,435,800

Security	Par (000)	Value

Massachusetts (continued)
S/F Housing, Series 163, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 12/01/33	$4,205	$4,360,164
S/F, Series 172, 3.65%, 12/01/35	3,450	3,549,222
Massachusetts Port Authority, Refunding ARB, AMT, Series B, 5.00%, 07/01/43	25,000	28,833,750
Massachusetts School Building Authority, Refunding RB, Series C, 5.00%, 08/15/24	5,000	5,893,150
Massachusetts State College Building Authority, Refunding RB, Series A, 5.00%, 05/01/37	5,000	5,774,700
Massachusetts Water Resources Authority, Refunding RB, Series C:
General, 5.00%, 08/01/35	5,000	5,991,600
Green Bond, 5.00%, 08/01/40	25,000	29,619,500
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 07/01/41	10,000	10,581,500
University of Massachusetts Building Authority, Refunding RB, Senior, Series 1, 5.00%, 11/01/44	10,000	11,478,800

		489,258,939

Michigan — 2.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	5,000	5,439,450
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Water & Sewerage Department:
Senior Lien, Series A, 5.00%, 07/01/23	5,000	5,473,000
Series D (AGM), 2.34%, 07/01/32(b)	15,650	15,572,689
Coldwater Community Schools, GO, (Q-SBLF), 5.00%, 05/01/47	5,000	5,995,200
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 09/01/22	15,170	17,636,945
County of Wayne Airport Authority, Refunding RB, AMT, Series A, 5.00%, 12/01/20	5,000	5,242,750
County of Wayne Michigan Airport Authority, Refunding ARB, Series A, AMT (AGM), 4.00%, 12/01/20	5,000	5,169,400
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Senior Lien, Series C, 5.25%, 07/01/33	5,000	6,023,200
Michigan Finance Authority, RB:
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,000	5,668,250
Henry Ford Health System, Series A, 5.00%, 11/15/48	9,000	10,687,320
Series A-1, School Loan Revolving Fund, 2.86%, 09/01/49(b)	10,285	10,377,154
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/37	5,000	5,778,500
Local Government Loan Program, Series B, 5.00%, 07/01/44	5,000	5,447,600
Local Government Loan Program, Series D-6 (NPFGC), 5.00%, 07/01/21	5,000	5,334,950
Trinity Health Credit Group, Series A, 5.00%, 12/01/47	25,000	27,112,250
Michigan State Housing Development Authority, RB:
M/F Housing, Series A, 4.30%, 10/01/40	4,250	4,483,622
M/F, Series A, 4.00%, 10/01/43	1,940	2,053,451
S/F, 3.95%, 12/01/40	4,415	4,415,000
S/F Housing, Series A, 3.35%, 12/01/34	3,000	3,115,590
S/F Housing, Series A, 3.65%, 12/01/39	4,180	4,363,544
S/F Housing, Series A, 4.00%, 12/01/44	2,000	2,128,320
S/F, Series A, 3.95%, 12/01/35	1,045	1,045,000

42	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority, Refunding RB, M/F, Rental Housing, Series D:
3.95%, 10/01/37	$3,180	$3,254,603
4.00%, 10/01/42	3,495	3,575,035
4.50%, 10/01/48	8,090	8,367,568
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	15,585	15,602,611
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 06/01/42	2,375	2,396,423
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	5,000	5,534,400
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	5,000	5,278,950
State of Michigan Trunk Line Revenue, Refunding RB, 5.00%, 11/15/22	5,000	5,594,850
University of Michigan, Refunding RB, Series A, 5.00%, 04/01/47	5,000	5,952,500

		214,120,125

Minnesota — 1.2%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project:
5.50%, 07/01/35	665	698,536
5.50%, 07/01/40	750	781,763
Series A, 5.75%, 07/01/46	1,220	1,282,354
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 07/01/50	2,500	2,702,925
City of Minneapolis Minnesota, RB, Hiawatha Academies Project, Series A, 5.00%, 07/01/47	3,000	3,091,770
County of Hennepin Minnesota Sales Tax Revenue, Refunding RB, Ballpark Project, Series A, 5.00%, 12/15/29	5,000	5,734,250
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
5.00%, 02/15/53	5,000	5,728,800
5.00%, 02/15/58	10,000	11,375,800
5.25%, 02/15/58	5,000	5,806,950
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Senior, Series A, 5.00%, 01/01/28	5,000	6,173,350
Minnesota Housing Finance Agency, Refunding RB, S/F, Residential Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.10%, 07/01/35	1,835	1,870,929
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 09/01/46	1,805	1,976,836
6.00%, 09/01/51	2,710	3,000,973
State of Minnesota, GO, Refunding:
Series D, 5.00%, 08/01/22	5,000	5,551,850
Series E, 5.00%, 10/01/24	5,000	5,908,300
State of Minnesota, GO:
Series A, 5.00%, 08/01/22	10,000	11,103,700
Series A, 5.00%, 08/01/25	10,000	12,079,600
Series A, 5.00%, 08/01/38	5,000	6,176,850
Trunk Highway, Series B, 5.00%, 08/01/22	10,000	11,103,700
Various Purpose, Series A, 5.00%, 08/01/20	5,000	5,206,600
State of Minnesota, RB, Appropriation, Series A, 5.00%, 06/01/24	5,000	5,679,800
State of Minnesota, Refunding RB, Appropriation, Series B, 5.00%, 03/01/25	5,000	5,458,650
State of Minnesota 911 Services Revenue, Refunding RB, Public Safety Radio Communications System Project, 5.00%, 06/01/21	5,000	5,349,250

Security	Par (000)	Value

Minnesota (continued)
University of Minnesota, Refunding RB, Series B, 5.00%, 12/01/20	$5,000	$5,265,550

		129,109,086

Mississippi — 0.1%
Mississippi Hospital Equipment & Facilities Authority, RB, Baptist Memorial Health Corp., Series A, 5.00%, 09/01/46	10,000	11,158,700

Missouri — 0.5%
City of State Louis Missouri Airport Revenue, RB, Series C (AGM):
5.00%, 07/01/47	5,000	5,870,150
5.00%, 07/01/42	5,000	5,887,700
City of State Louis Missouri Airport Revenue, Refunding ARB, Series A (AGM):
5.00%, 07/01/23	5,000	5,676,500
5.00%, 07/01/24	5,000	5,825,300
5.00%, 07/01/25	5,000	5,969,650
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church(a):
5.75%, 11/15/36	8,055	7,228,476
6.00%, 11/15/46	5,125	4,480,993
6.00%, 11/15/51	2,060	1,776,235
Metropolitan State Louis Sewer District, Refunding RB, Wastewater System Improvement, Series A, 5.00%, 05/01/42	5,000	5,950,850
Missouri Highway & Transportation Commission, Refunding RB, 1st Lien, Series A, 5.00%, 05/01/24	5,000	5,838,300
Missouri Housing Development Commission, RB, S/F, Special Homeowners, Series B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.63%, 11/01/34	410	425,043
3.75%, 11/01/39	2,050	2,117,445

		57,046,642

Montana — 0.0%
Montana State Board of Housing, RB, S/F, Series B-2, 3.60%, 12/01/47	940	946,636

Nebraska — 0.4%
Nebraska Investment Finance Authority, RB, S/F, Series C:
3.45%, 09/01/33	7,205	7,613,451
3.75%, 09/01/38	9,300	9,752,445
Nebraska Investment Finance Authority, Refunding RB, Fannie Mae & Freddie Mac), S/F (Ginnie Mae:
3.85%, 03/01/38	1,050	1,089,344
3.75%, 09/01/35	4,250	4,429,733
Omaha Public Power District, Refunding RB, System, Series C, 5.00%, 02/01/43	5,000	5,730,000
University of Nebraska Facilities Corp., RB, Cancer Center, Series A, 5.00%, 02/15/24	11,170	12,966,024

		41,580,997

Nevada — 1.0%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 06/01/40	5,175	5,992,443
County of Clark Department of Aviation, Refunding RB, Junior Sub-Lien, AMT, Series C, 5.00%, 07/01/21	10,000	10,657,300
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 06/01/43	25,000	29,980,500
County of Clark School District, GO, Refunding, Series B, 5.00%, 06/15/24	5,000	5,800,150
County of Clark School District Nevada, GO, Refunding, Series A, 5.00%, 06/15/22	5,000	5,510,050

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Las Vegas Convention & Visitors Authority, RB, Series B, 5.00%, 07/01/43	$10,000	$11,803,300
Las Vegas Nevada Special Improvement District 607, Refunding, Special Assessment Bonds, Local Improvement:
5.00%, 06/01/23	325	348,647
5.00%, 06/01/24	200	214,958
Las Vegas Valley Water District, Refunding, GOL, Water Improvement, Series A, 5.00%, 06/01/46	25,000	29,037,500
Nevada Housing Division, RB, S/F Housing, Senior Series A (Ginnie Mae, Fannie Mae & Freddie Mac)(c):
2.95%, 10/01/34	2,495	2,526,736
3.20%, 10/01/39	3,000	3,025,920
3.30%, 10/01/44	1,250	1,260,663
State of Nevada Department of Business & Industry, RB, Somerset Academy, Series A(a):
4.50%, 12/15/29	350	371,322
5.00%, 12/15/38	565	601,188
5.00%, 12/15/48	690	725,252

		107,855,929

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	7,900	8,071,825
Series C, AMT, 4.88%, 11/01/42	2,995	3,082,334
New Hampshire Health and Education Facilities Authority RB, Catholic Medical Center Issue, 5.00%, 07/01/44	5,000	5,723,700
New Hampshire Housing Finance Authority, RB, M/F Housing, Cimarron, Whittier Falls & Marshall (FHA), 3.55%, 07/01/37	1,385	1,427,104

		18,304,963

New Jersey — 3.6%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	5,000	5,425,000
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	7,105	7,167,453
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,623,210
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	4,660	5,032,520
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	8,325	9,311,429
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	5,360	6,270,343
School Facilities Construction, Series EEE, 5.00%, 06/15/43	5,000	5,685,200
Series A, 5.00%, 11/01/27	5,000	5,922,300
State House Project, Series B, Remark 10, 5.00%, 06/15/43	5,750	6,537,980
New Jersey EDA, Refunding RB:
Series A (BAM), 5.00%, 07/01/23	5,000	5,577,900
Series B, 5.00%, 11/01/20	5,000	5,217,150
Series B, 5.00%, 11/01/21	5,000	5,368,800
Series B, 5.00%, 11/01/22	5,000	5,492,050
Series B, 5.00%, 11/01/23	5,000	5,620,100
Series B, 5.00%, 11/01/24	10,000	11,423,400
Series B, 5.00%, 11/01/25	5,000	5,778,600
Series B, 5.00%, 11/01/26	5,000	5,847,950
New Jersey Educational Facilities Authority, RB, Princeton University, Series B, 5.00%, 07/01/21	10,000	10,755,000

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/39	$5,000	$5,899,200
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/52	5,000	5,785,950
Hospital Asset Transformation Program, 5.00%, 10/01/23	5,000	5,571,700
St. Barnabas Health Care, Series A, 5.00%, 07/01/23	1,100	1,210,649
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	1,000	1,098,060
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 07/01/24	3,100	3,407,923
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/21	5,000	5,374,850
5.00%, 12/01/22	5,000	5,508,800
5.00%, 12/01/23	5,000	5,633,450
5.00%, 12/01/24	6,000	6,906,480
New Jersey Infrastructure Bank, RB, Environmental Infrastructural, Series B-1, AMT:
4.00%, 09/01/42	1,480	1,590,186
4.00%, 09/01/47	2,015	2,155,043
New Jersey Transportation Trust Fund Authority, RB:
Build America Bonds, Series B, 6.88%, 12/15/39	11,700	11,726,208
Build America Bonds, Series C, 6.10%, 12/15/28	2,500	2,602,525
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/20	10,000	10,330,400
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/21	5,000	5,309,350
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/22	5,000	5,446,400
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/23	5,000	5,572,000
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/27	5,000	5,868,100
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	5,000	5,843,200
Transportation Program, Series AA, 5.00%, 06/15/24	10,000	11,090,600
Transportation Program Bonds, Series S, 5.25%, 06/15/43	25,000	29,044,250
New Jersey Transportation Trust Fund Authority, Refunding RB:
(NPFGC), 5.25%, 12/15/21	5,000	5,417,700
Transportation System, Series A, 5.00%, 12/15/32	10,000	11,704,000
Transportation System, Series A, 5.00%, 12/15/34	25,000	29,044,000
Transportation System, Series A, 5.00%, 12/15/35	10,000	11,578,300
Transportation System, Series A, 5.00%, 12/15/36	25,000	28,845,250
Transportation System, Series B (NPFGC), 5.50%, 12/15/21	5,000	5,448,450
Rahway Valley Sewerage Authority, RB, Capital Appreciation Bonds, Series A (NPFCG), 0.00%, 09/01/34(e)	5,420	3,484,626
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	5,000	5,649,150

44	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B:
5.00%, 01/01/42	$10,000	$11,241,300
5.00%, 01/01/48	10,000	11,200,500
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	10,000	10,678,900

		391,323,885

New Mexico — 0.0%
New Mexico Mortgage Finance Authority, RB, S/F (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 09/01/42	3,785	3,920,503

New York — 14.0%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	400	436,172
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	5,000	5,074,900
City of New York Housing Development Corp., RB, M/F Housing, Sustainable Neighborhood Bonds:
Series C-1-A, 3.45%, 05/01/50	5,800	5,902,312
Series E-1-A, 3.40%, 11/01/47	4,700	4,768,949
G-1, 3.45%, 11/01/37	1,170	1,213,746
City of New York Housing Development Corp., Refunding RB:
M/F Housing, Sustainable Neighborhood, Series B-1-A, 3.10%, 11/01/34	3,000	3,081,750
M/F Housing, Sustainable Neighborhood, Series B-1-A, 3.40%, 11/01/39	3,000	3,091,800
M/F Housing, Sustainable Neighborhood, Series B-1-A, 3.55%, 11/01/44	5,000	5,131,650
M/F Housing, Sustainable Neighborhood, Series B-1-A, 3.65%, 11/01/49	7,285	7,516,226
M/F Housing, Sustainable Neighborhood, Series B-1-A, 3.75%, 11/01/54	6,840	7,079,947
M/F Housing, Sustainable Neighborhood, Series B-1-A, 3.85%, 05/01/58	9,800	10,179,750
Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	14,000	15,022,840
Sustainable Neighborhood, Series F-1-B, 3.15%, 11/01/41	2,980	2,997,046
City of New York NY, GO, Refunding:
Fiscal 2012, Series A, 5.00%, 08/01/22	10,000	11,110,300
Series C, 5.00%, 08/01/20	5,000	5,210,750
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Taxable, Future Tax Secured Fiscal, Sub-Series C-3, 3.50%, 11/01/32	25,000	26,063,000
City of New York Water & Sewer System, Refunding RB, 2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	5,000	6,061,800
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
5.00%, 06/01/42	28,915	28,875,675
5.00%, 06/01/45	6,930	6,882,114
6.25%, 06/01/41(a)	27,500	28,160,275
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	3,630	3,733,455
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	11,550	11,504,031
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 06/01/21	2,602	2,588,624
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	5,000	5,357,800

Security	Par (000)	Value

New York (continued)
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	$5,000	$5,555,300
Dutchess County Local Development Corp., RB, Health Quest System, Inc., Series B, 5.00%, 07/01/46	25,000	28,469,750
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	18,765	18,764,437
Long Island Power Authority, RB, 5.00%, 09/01/35	5,000	6,148,650
Metropolitan Transportation Authority, RB, Sub-Series A-1, 5.00%, 11/15/45	10,000	11,371,000
Metropolitan Transportation Authority, Refunding RB:
Climate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/33	5,000	6,160,750
Climate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/35	5,000	6,102,600
Climate Bond Certified, Green Bond, Series B-2, 5.00%, 11/15/34	5,000	6,130,400
Green Bond, Series B, 5.00%, 11/15/52	75,000	89,137,500
Green Bonds, Climate Bond Certified, Series B, 5.00%, 11/15/24	5,000	5,870,700
Green Bonds, Series C-1, 5.00%, 11/15/24	10,000	11,741,400
Series B-1, 5.00%, 05/15/22	150,000	164,532,000
Series C-1, 5.25%, 11/15/56	5,000	5,849,700
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	10,000	10,999,900
New York City Housing Development Corp., RB, M/F:
Housing, Sustainable Neighborhood Bonds, Series A, 4.38%, 11/01/33	1,110	1,208,524
Series A-1, 3.95%, 11/15/44	15,000	15,516,900
Series C-1-A, 3.50%, 11/01/33	5,000	5,296,700
Series C-1-A, 3.70%, 11/01/38	10,000	10,438,600
Series C-1-A, 3.95%, 11/01/48	25,000	26,201,250
Series C-1-A, 4.20%, 11/01/44	10,000	10,393,000
Series G-1, 3.90%, 05/01/45	10,000	10,315,500
Series G-1, 4.00%, 05/01/48	5,000	5,169,100
Sustainable Neighborhood, 3.85%, 11/01/43	5,000	5,192,150
New York City Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A:
M/F, 4.00%, 11/01/43	11,600	12,176,288
M/F, 4.05%, 11/01/48	8,080	8,456,690
3.80%, 11/01/47	1,000	1,039,880
4.15%, 11/01/38	27,780	29,859,055
New York City Transitional Finance Authority Building Aid Revenue, RB, Subordinate, Fiscal 2019, Series S-3, 3.42%, 07/15/23	8,000	8,317,360
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Future Tax Secured Bonds, Series A-1, 3.90%, 08/01/31	10,000	10,753,400
Multi-Modal Bonds, 5.25%, 08/01/37	10,000	12,489,500
Sub-Series F-1, 5.00%, 05/01/31	5,000	6,161,350
Sub-Series F-1, 5.00%, 05/01/33	5,000	6,099,400
New York City Water & Sewer System, RB, Series 2018-CC-1, 5.00%, 06/15/48	5,000	5,926,900
New York City Water & Sewer System, Refunding RB, Second Generation Resolution, 5.00%, 06/15/39	5,000	6,080,300
New York Liberty Development Corp., Refunding RB:
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	49,285	53,840,905
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	240	268,308
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	570	634,826

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(a)	$1,655	$1,974,812
4 World Trade Center Project, 5.00%, 11/15/44	10,000	10,724,400
New York State Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/41	25,000	30,187,000
New York University Hospitals Center, Series A, 5.00%, 07/01/43	5,000	5,610,850
Series 2015B-A, 5.00%, 03/15/24	5,000	5,855,450
Series B, 2.70%, 03/15/22	21,160	21,444,179
New York State Dormitory Authority, Refunding RB:
St. John’s University, Series A, 5.00%, 07/01/32	5,000	5,832,550
Yeshiva University, 5.00%, 09/01/38	730	733,205
New York State Housing Finance Agency, RB:
Green Bond, Series F (SONYMA), 3.90%, 11/01/48	6,905	7,225,599
M/F, Affordable Housing, Series C (HUD), 4.10%, 11/01/45	4,000	4,176,640
M/F, Affordable Housing, Series D (SONYMA), 3.85%, 11/01/43	1,000	1,051,170
M/F, Affordable Housing, Series F (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.90%, 05/01/47	3,585	3,692,442
M/F, Affordable Housing, Series F (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 4.10%, 11/01/45	2,000	2,088,320
M/F, Affordable Housing, Series F (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 4.20%, 05/01/50	1,000	1,048,840
M/F, Affordable Housing, Series G (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.90%, 11/01/44	7,110	7,333,112
M/F, Series B, 4.25%, 11/01/50	5,000	5,255,250
New York State Thruway Authority, Refunding RB, Sub-Lien, Series A, 5.00%, 03/15/22	10,000	10,461,300
New York State Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/35	5,000	5,701,450
New York Transportation Development Corp., ARB, AMT:
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/22	2,520	2,709,076
Delta Air Lines Inc., LaGuardia Airport Terminal C&D Redevelopment Project, 5.00%, 01/01/24	10,000	11,232,900
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/25	10,000	11,480,700
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/26	10,000	11,709,900
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/27	10,000	11,914,700
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/28	10,000	12,101,700
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/29	10,000	12,044,000
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/30	10,000	11,962,300
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/31	10,000	11,889,700
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/32	20,000	23,674,800
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/33	10,000	11,801,300
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/34	10,000	11,761,700
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/36	15,000	17,526,900

Security	Par (000)	Value

New York (continued)
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 07/01/34	$5,000	$5,566,600
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 07/01/41	10,000	11,006,800
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 07/01/46	50,000	54,891,500
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.25%, 01/01/50	50,000	55,394,000
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	21,810	23,043,574
5.00%, 08/01/31	34,305	36,068,277
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	5,280	5,445,422
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	6,675	8,373,253
Consolidated, 168th Series, 4.93%, 10/01/51	6,140	7,766,732
Port Authority of New York & New Jersey, Refunding ARB:
195th Series, AMT, 5.00%, 10/01/25	5,000	5,990,950
AMT, Series 207, 5.00%, 09/15/25	5,000	5,984,850
Consolidated, 205th Series, 5.00%, 11/15/47	5,000	5,999,850
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/42	25,000	30,122,000
Bid Group 3, Series A, 5.00%, 03/15/43	25,000	30,075,750
Series B, 5.00%, 02/15/33	5,000	6,127,100
Series B, 5.00%, 02/15/36	5,000	6,043,200
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/37	1,860	2,024,647
Catholic Health System Obligation, 4.00%, 07/01/38	1,650	1,790,844
Catholic Health System Obligation, 4.00%, 07/01/39	1,755	1,899,612
Catholic Health System Obligation, 4.00%, 07/01/40	2,000	2,159,320
Catholic Health System Obligation, 4.00%, 07/01/45	10,000	10,756,000
Catholic Health System Obligation, 5.00%, 07/01/26	100	121,217
Catholic Health System Obligation, 5.00%, 07/01/27	300	370,014
Catholic Health System Obligation, 5.00%, 07/01/29	500	630,315
Catholic Health System Obligation, 5.00%, 07/01/30	250	311,590
Catholic Health System Obligation, 5.00%, 07/01/32	360	440,831
Catholic Health System Obligation, 5.00%, 07/01/34	515	626,389
Catholic Health System Obligation, 5.00%, 07/01/35	600	725,862
Catholic Health System Obligation, 5.00%, 07/01/36	975	1,179,321
Catholic Health System Obligation, 5.00%, 07/01/41	3,400	4,074,322
General Purpose, Series A, 5.00%, 02/15/38	5,000	5,943,950
New York University, Series A, 5.00%, 07/01/42	5,000	5,480,750
Series B, 5.00%, 02/15/37	5,000	6,019,850
Touro College & University, Series B, 5.75%, 01/01/29	990	1,044,579
State of New York HFA, RB, M/F Housing:
Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 1.30%, 05/01/20	10,000	9,990,100
Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.45%, 11/01/41	1,200	1,223,088
Affordable Housing, Series E (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.35%, 11/01/45	1,110	1,123,831
Affordable Housing, Series E (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.45%, 05/01/49	2,850	2,892,892
Affordable Housing, Series M (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.15%, 11/01/32	1,000	1,031,230

46	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Affordable Housing, Series M (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.50%, 11/01/37	$415	$429,297
Green Bond, Affordable Housing-Climate Bond Certified, Series K (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.00%, 11/01/32	1,500	1,530,810
Green Bond, Series F (SONYMA), 2.30%, 05/01/22	5,000	5,063,600
Series C (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.38%, 11/01/49	5,000	5,052,100
State of New York Mortgage Agency, RB, S/F, Series 188, 3.85%, 10/01/44	3,800	3,907,768
State of New York Mortgage Agency, Refunding RB, S/F Housing, Non ACE, Series 203, 3.10%, 10/01/32	2,430	2,491,868
Utility Debt Securitization Authority, Refunding RB, Restructuring, 5.00%, 12/15/39	10,000	12,185,800

		1,518,342,785

North Carolina — 1.5%
City of Charlotte North Carolina, GO, Refunding, 5.00%, 12/01/20	5,000	5,266,300
County of Guilford North Carolina, GO, Refunding, 5.00%, 03/01/23	10,000	11,305,900
County of Mecklenburg North Carolina, GO:
5.00%, 03/01/24	5,000	5,821,150
Series A, 5.00%, 04/01/24	5,000	5,834,900
County of Wake North Carolina, GO, Refunding:
Public Improvements, Series A, 5.00%, 03/01/24	5,000	5,816,150
Series B, 5.00%, 03/01/24	10,000	11,632,300
Series B, 5.00%, 03/01/25	5,000	5,972,100
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University, Series B, 5.00%, 10/01/41	5,000	5,854,750
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 06/30/54	10,000	10,910,900
North Carolina Housing Finance Agency, RB, S/F:
Housing, Series 41 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.10%, 07/01/34	1,000	1,021,330
Housing, Series 41 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.40%, 07/01/39	8,000	8,198,640
Housing, Series 41 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.55%, 07/01/44	6,500	6,693,115
Housing, Series 41 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.63%, 07/01/49	6,975	7,178,879
Series 38-B, 3.85%, 07/01/37	5,000	5,273,350
Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.63%, 07/01/33	2,750	2,943,792
North Carolina Medical Care Commission, RB, 1st Mortgage, Galloway Ridge Project, Series A:
4.75%, 01/01/21	270	273,116
5.00%, 01/01/22	290	293,474
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 01/01/41	2,470	2,581,027
Vidant Health, 5.00%, 06/01/33	5,000	5,759,050
Vidant Health, 5.00%, 06/01/45	5,000	5,603,300
North Carolina Turnpike Authority, Refunding RB, Senior Lien (AGM), 5.00%, 01/01/36	10,000	12,071,200
Raleigh Durham Airport Authority, Refunding RB, Series A, AMT:
5.00%, 05/01/34	5,000	5,902,250
5.00%, 05/01/35	5,000	5,891,700
State of North Carolina, GO, Refunding:
Series A, 5.00%, 06/01/23	5,000	5,694,550
Series A, 5.00%, 06/01/25	5,000	6,021,400

Security	Par (000)	Value

North Carolina (continued)
Series B, 5.00%, 06/01/20	$5,000	$5,178,150
State of North Carolina, GO, Series A, 5.00%, 06/01/25	5,000	6,021,400
Town of Mooresville North Carolina, Special Assessment Bonds, 5.38%, 03/01/40(a)	2,100	2,120,979

		163,135,152

North Dakota — 0.2%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	5,000	5,712,800
North Dakota Housing Finance Agency, RB, S/F, Housing finance Program Bonds-Home Mortgage Finance Program:
Series A, 3.55%, 07/01/33	4,500	4,765,815
Series A, 3.75%, 07/01/38	4,710	4,957,699
Series D (FHA), 3.55%, 07/01/40	2,165	2,228,608

		17,664,922

Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.13%, 06/01/24	2,000	1,905,180
5.75%, 06/01/34	3,395	3,240,154
5.88%, 06/01/47	74,305	71,420,480
6.50%, 06/01/47	11,100	11,099,778
City of Columbus Ohio, GO, Refunding, Series 2017-1, 4.00%, 04/01/23	5,000	5,477,350
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 5.00%, 08/01/22	5,000	5,488,400
Northeast Ohio Medical University Foundation, RB, 5.00%, 12/01/42	10,000	10,448,200
Northeast Ohio Regional Sewer District, Refunding RB, 5.00%, 11/15/49	10,000	11,394,600
Ohio Housing Finance Agency, RB, S/F, Fannie Mae & Freddie Mac):
Mortgage Backed Securities Program, Series D (Ginnie Mae, 3.63%, 09/01/47	4,790	4,961,386
Series A (Ginnie Mae, 3.95%, 09/01/43	6,710	7,170,574
Ohio Turnpike & Infrastructure Commission, RB, Senior Lien, Series A, 5.00%, 02/15/48	10,000	10,931,400
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	900	1,126,908
Ohio Water Development Authority Water Pollution Control Loan Fund, Refunding RB, 5.00%, 12/01/21	5,000	5,439,950
State of Ohio, GO:
Common Schools, Series B, 5.00%, 06/15/23	5,000	5,692,600
Infrastructure Improvement, Series A, 5.00%, 03/01/22(d)	5,000	5,482,400
State of Ohio, GO, Refunding, Higher Education, Series C, 5.00%, 08/01/25	5,000	6,030,000
State of Ohio, RB, AMT, Portsmouth Bypass Project:
5.00%, 06/30/21	1,975	2,081,867
5.00%, 06/30/22	2,190	2,358,148
5.00%, 12/31/22	1,550	1,684,401
5.00%, 06/30/23	1,305	1,430,554
5.00%, 12/31/23	1,295	1,430,859
University of Cincinnati, RB, Series C, 5.00%, 06/01/41	5,000	5,792,850

		182,088,039

Oklahoma — 0.5%
City of Oklahoma Water Utilities Trust, Refunding RB, 5.00%, 07/01/45	10,000	11,708,200
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.25%, 08/15/48	10,000	11,599,000
5.50%, 08/15/52	11,620	13,651,757

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 06/01/35(b)	$17,820	$19,787,862

		56,746,819

Oregon — 1.3%
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	865	940,454
Oregon School Boards Association, Refunding, GOL, Taxable Pension, Series B (NPFCG), 5.55%, 06/30/28	19,000	22,525,640
Port of Portland Oregon Airport Revenue, RB:
AMT, Series 24B, 5.00%, 07/01/47	5,000	5,866,400
AMT, Series 24B, 5.00%, 07/01/47	5,000	5,773,000
Portland International Airport, Series 25-A, 5.00%, 07/01/49	10,000	12,069,400
Port of Portland Oregon Airport Revenue, Refunding RB, Portland International Airport, Series 25-B, AMT:
5.00%, 07/01/29	2,650	3,354,423
5.00%, 07/01/30	2,570	3,224,219
5.00%, 07/01/31	2,035	2,532,334
5.00%, 07/01/32	1,665	2,062,302
5.00%, 07/01/33	1,850	2,281,938
5.00%, 07/01/34	1,650	2,026,646
5.00%, 07/01/35	1,680	2,055,766
5.00%, 07/01/36	3,000	3,658,380
5.00%, 07/01/37	2,650	3,219,273
5.00%, 07/01/38	3,545	4,294,342
5.00%, 07/01/39	3,750	4,530,562
5.00%, 07/01/44	10,000	11,987,000
5.00%, 07/01/49	13,000	15,494,960
Portland Community College District, GO, Refunding, 5.00%, 06/15/24	5,000	5,688,350
Portland Community College District, GO, Taxable Pension:
4.36%, 06/01/31	2,000	2,236,420
4.44%, 06/01/32	3,500	3,918,390
State of Oregon, GO, Article XI-Q, Series A, 5.00%, 05/01/23	5,000	5,680,700
State of Oregon, GO, Refunding, Article XI-Q, Series F, 5.00%, 05/01/39	5,000	5,882,600
State of Oregon Housing & Community Services Department, RB, M/F Housing, AMT, Series B (Ginnie Mae, Fannie Mae & Freddie Mac):
4.00%, 07/01/37	185	185,259
4.13%, 07/01/43	165	165,208
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	5,000	5,662,750
University of Oregon, RB, Series A, 5.00%, 04/01/46	5,000	5,845,050
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community:
5.00%, 11/15/46	1,000	1,096,100
5.00%, 11/15/51	730	798,240

		145,056,106

Pennsylvania — 4.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(a):
5.00%, 05/01/33	1,250	1,421,088
Subordinate, 5.00%, 05/01/28	4,595	5,040,991
Subordinate, 5.13%, 05/01/32	4,700	5,107,443
Subordinate, 5.38%, 05/01/42	8,550	9,316,336
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 06/15/21	5,000	5,315,550

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB:
AMT, Series B, 5.00%, 07/01/21	$5,000	$5,326,500
AMT, Series B, 5.00%, 07/01/29	5,000	6,028,850
AMT, Series B, 5.00%, 07/01/30	5,000	5,996,600
AMT, Series B, 5.00%, 07/01/42	5,000	5,796,700
Series A, 5.00%, 07/01/47	5,000	5,890,050
Series B, AMT, 5.00%, 07/01/47	10,000	11,551,100
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, AMT, Series A, 5.00%, 06/15/22	5,000	5,337,350
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 07/01/36	4,045	4,385,589
5.63%, 07/01/42	1,675	1,810,223
Commonwealth Financing Authority, RB:
Plancon Program, Series A, 3.86%, 06/01/38	4,120	4,356,158
Series A, 3.81%, 06/01/41	13,545	14,105,492
Series A, 4.14%, 06/01/38	3,945	4,245,096
Tobacco Master Settlement payment, 5.00%, 06/01/23	5,000	5,617,900
Commonwealth Financing Authority, Refunding RB, Green Bond, Series A(c):
5.00%, 06/01/23	1,000	1,100,080
5.00%, 06/01/24	1,500	1,693,980
5.00%, 06/01/25	1,350	1,563,016
5.00%, 06/01/27	4,000	4,832,960
5.00%, 06/01/28	2,000	2,457,760
5.00%, 06/01/29	1,870	2,331,179
5.00%, 06/01/30	1,750	2,188,795
5.00%, 06/01/31	3,500	4,347,805
5.00%, 06/01/32	4,000	4,949,440
Commonwealth of Pennsylvania, GO, First Lien, 5.00%, 11/15/21(d)	10,000	10,850,400
County of Allegheny Hospital Development Authority, Refunding RB, Allegheny Health Network Obligated Group Issue, Series A, 5.00%, 04/01/47	10,000	11,579,700
County of Allegheny Pennsylvania, GO, Refunding, Series C (AGM), 2.28%, 11/01/26(b)	19,800	19,688,130
County of Berks IDA, Refunding RB, Tower Health Projects:
5.00%, 11/01/26	5,000	5,997,650
5.00%, 11/01/47	10,000	11,442,300
5.00%, 11/01/50	5,000	5,720,750
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A:
5.00%, 12/01/22	895	949,649
5.00%, 12/01/23	985	1,052,246
5.00%, 12/01/24	1,035	1,111,952
5.00%, 12/01/25	1,075	1,159,495
5.25%, 12/01/45	1,500	1,572,180
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, St. Anne’s Retirement Community, 5.00%, 04/01/33	1,575	1,629,794
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	4,815	4,934,653
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, St. Luke’s University Health Network Project, 5.00%, 08/15/46	5,000	5,693,550
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	2,065	2,328,824

48	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Delaware Valley Regional Finance Authority, Refunding RB, Series C, 2.34%, 06/01/27(b)	$25,000	$24,620,500
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligation Group, Series A, 5.00%, 06/01/44	10,000	11,087,200
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/23	5,000	5,519,800
AMT, 5.00%, 06/30/42	5,000	5,584,650
Build America Bonds, Series B, 6.53%, 06/15/39	5,000	6,763,700
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	5,000	5,679,000
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,774,500
Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/20	1,980	2,064,863
Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/38	5,000	5,657,450
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/20	5,000	5,146,900
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/21	5,000	5,273,700
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/21	5,000	5,337,400
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/22	4,495	4,854,016
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	2,460	2,824,720
Series A, Waste Management, Inc. Project, AMT, 2.63%, 11/01/21	7,500	7,610,700
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,250	3,450,752
Pennsylvania Housing Finance Agency, RB:
S/F Housing, Series 127-B, 3.88%, 10/01/38	4,760	5,004,474
S/F, Series 123-B, 3.45%, 10/01/32	5,000	5,241,200
S/F, Series 125B, 3.65%, 10/01/42	5,030	5,208,364
S/F, Series 127-B, 3.95%, 04/01/42	3,945	4,137,398
S/F, Series B, 3.95%, 10/01/40	3,100	3,212,995
Series 123B, 3.90%, 10/01/37	5,000	5,278,550
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 2.80%, 10/01/31	11,770	11,944,784
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	10,000	12,202,900
Series A-1, 5.00%, 12/01/47	10,000	11,723,300
Series B, 5.00%, 12/01/43	5,000	5,867,850
Series B, 5.00%, 12/01/48	10,000	11,694,400
Sub-Series B-1, 5.25%, 06/01/47	10,000	11,661,400
Pennsylvania Turnpike Commission, Refunding RB:
5.00%, 12/01/22(c)	5,000	5,501,350
Motor License Fund, Enhanced Turnpike Subordinate, 5.00%, 12/01/38	5,000	5,844,750
Philadelphia Authority for Industrial Development, RB, University of the Sciences, 5.00%, 11/01/47	12,000	13,558,560
Philadelphia Authority for Industrial Development, Refunding RB, Thomas Jefferson University, Series A:
5.00%, 09/01/35	5,000	5,903,800
5.00%, 09/01/36	5,000	5,887,150
Pittsburgh Water & Sewer Authority, Refunding RB, Series A (AGM), 5.00%, 09/01/26	5,000	6,103,850
Susquehanna Area Regional Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/27	3,100	3,382,534

		464,434,764

Security	Par (000)	Value

Puerto Rico — 4.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	$810	$818,367
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 07/01/17(h)(i)	1,605	1,195,725
Commonwealth of Puerto Rico, GO, Refunding, Series A(h)(i):
Public Improvement, 5.00%, 07/01/32	1,050	584,063
Public Improvement, 5.13%, 07/01/37	1,490	828,813
Public Improvement, 5.25%, 07/01/24	1,765	981,781
Public Improvement, 5.50%, 07/01/39	7,790	4,333,188
8.00%, 07/01/35	14,130	6,888,375
Commonwealth of Puerto Rico, GO(h)(i):
5.25%, 07/01/23	2,620	1,951,900
6.00%, 07/01/38	6,950	5,177,750
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	12,405	12,311,962
5.13%, 07/01/37	18,385	18,247,112
5.25%, 07/01/42	25,128	25,128,000
5.75%, 07/01/37	10,930	11,039,300
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	33,295	33,295,000
6.00%, 07/01/44	22,990	22,990,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series B:
5.00%, 07/01/23	4,470	4,291,200
5.35%, 07/01/27	10,210	9,737,787
Puerto Rico Electric Power Authority, RB(h)(i):
Series A, 5.00%, 07/01/29	5,540	4,418,150
Series A, 5.00%, 07/01/42	32,085	25,587,787
Series A, 7.00%, 07/01/33	3,360	2,788,800
Series A, 7.00%, 07/01/43	3,350	2,780,500
Series CCC, 5.25%, 07/01/26	3,010	2,408,000
Series TT, 5.00%, 07/01/20	1,235	984,913
Series TT, 5.00%, 07/01/23	1,680	1,339,800
Series TT, 5.00%, 07/01/32	3,645	2,906,888
Series WW, 5.38%, 07/01/24	2,995	2,403,488
Series WW, 5.50%, 07/01/20	1,000	802,500
Series WW, 5.50%, 07/01/38	3,980	3,193,950
Series XX, 5.25%, 07/01/26	2,385	1,908,000
Series XX, 5.25%, 07/01/27	2,630	2,104,000
Series XX, 5.25%, 07/01/40	7,725	6,180,000
Puerto Rico Electric Power Authority, Refunding RB(h)(i):
Build America Bonds, 6.13%, 07/01/40	3,515	2,798,819
Series AAA, 5.25%, 07/01/21	7,185	5,748,000
Series AAA, 5.25%, 07/01/31	1,020	816,000
Series BBB, 5.40%, 07/01/28	9,505	7,508,950
Series DDD, 5.00%, 07/01/20	680	542,300
Series VV, 5.50%, 07/01/20	6,440	5,168,100
Series ZZ, 5.25%, 07/01/21	2,480	1,984,000
Series ZZ, 5.25%, 07/01/22	1,115	892,000
Series ZZ, 5.25%, 07/01/24	435	348,000
Puerto Rico Public Buildings Authority, RB, Government Facilities, Series N, 5.00%, 07/01/37(h)(i)	1,335	1,068,000
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F, 5.25%, 07/01/24(h)(i)	2,175	1,740,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/24(e)	1,417	1,197,691
CAB, Series A-1, 0.00%, 07/01/27(e)	2,401	1,820,054
CAB, Series A-1, 0.00%, 07/01/29(e)	2,340	1,602,923
CAB, Series A-1, 0.00%, 07/01/31(e)	3,015	1,856,094

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
CAB, Series A-1, 0.00%, 07/01/33(e)	$3,394	$1,859,742
CAB, Series A-1, 0.00%, 07/01/46(e)	32,300	7,393,470
CAB, Series A-1, 0.00%, 07/01/51(e)	26,313	4,422,952
Series A-1, 4.50%, 07/01/34	2,485	2,547,125
Series A-1, 4.55%, 07/01/40	1,259	1,250,741
Series A-1, 4.75%, 07/01/53	39,870	38,462,190
Series A-1, 5.00%, 07/01/58	57,334	56,992,863
Series A-2, 4.55%, 07/01/40	21,400	20,303,464
Series A-2, 4.75%, 07/01/53	383	357,538
Series A-2, 5.00%, 07/01/58	47,267	45,199,069

		433,487,184

Rhode Island — 0.3%
Rhode Island Health & Educational Building Corp., Refunding RB, Brown University, 5.00%, 09/01/43	10,000	11,144,200
Rhode Island Housing & Mortgage Finance Corp., RB, M/F, Series 3-B (FHA):
3.70%, 10/01/34	1,550	1,597,895
3.88%, 10/01/39	1,610	1,657,994
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, Homeownership Opportunity, S/F Housing, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.55%, 10/01/33	5,000	5,294,150
3.85%, 10/01/38	5,000	5,287,650
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	5,000	5,444,500
Series B, 4.50%, 06/01/45	5,000	5,083,450

		35,509,839

South Carolina — 1.7%
County of Dorchester South Carolina, Special Assessment Bonds(a):
5.88%, 10/01/40	2,310	2,396,209
6.00%, 10/01/51	6,240	6,471,566
County of Lexington South Carolina Health Services District, Inc., RB, Lexington Medical Center, 5.00%, 11/01/41	10,000	11,139,700
County of Lexington South Carolina School District No. 1, GO, Refunding, Series B, 5.00%, 02/01/23	5,000	5,631,450
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/38	10,000	11,761,900
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	5,000	5,874,200
South Carolina Public Service Authority, RB:
Build America Bonds, Series F (AGM), 6.45%, 01/01/50	10,950	16,491,905
Santee Cooper, Series F (AGM), 5.74%, 01/01/30	5,000	5,874,850
Series A, 5.00%, 12/01/49	10,000	11,065,200
South Carolina Public Service Authority, Refunding RB:
Obligations, Series B, 5.00%, 12/01/41	10,000	11,592,900
Santee Cooper, Series D, 5.00%, 12/01/43	10,000	10,678,900
Taxable Obligation (AGM), 3.92%, 12/01/24	4,185	4,436,602
South Carolina State Housing Finance & Development Authority, RB, S/F, Series A, 3.75%, 07/01/43	6,080	6,372,813
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F (Ginnie Mae, Fannie Mae & Freddie Mac), 3.80%, 07/01/34	7,635	7,989,493
Spartanburg Regional Health Services District, Refunding RB, Series A, 5.00%, 04/15/48	10,000	11,403,600
State of South Carolina, GO, Series A:
5.00%, 10/01/20	5,000	5,238,100
5.00%, 10/01/21	5,000	5,411,100

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Housing Finance & Development Authority, RB, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.40%, 07/01/38	$2,960	$3,041,430
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	5,000	5,814,600
State of South Carolina Public Service Authority, RB, Series E:
5.00%, 12/01/48	10,000	10,970,700
5.50%, 12/01/53	5,000	5,576,250
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	10,000	11,250,100
Series C, 5.00%, 12/01/46	10,000	11,183,900

		187,667,468

South Dakota — 0.2%
South Dakota Housing Development Authority, RB:
M/F, Homeowner Mortgage, Series A, 3.55%, 11/01/33	4,500	4,722,480
M/F, Homeowner Mortgage, Series A, 3.80%, 11/01/38	1,070	1,124,281
M/F, Homeowner Mortgage, Series A, 3.90%, 05/01/42	2,530	2,658,145
S/F, Series B, 4.05%, 11/01/38	6,415	6,876,559
S/F, Series B, 4.15%, 05/01/42	5,000	5,358,900
South Dakota Housing Development Authority, Refunding RB, Series D, 3.10%, 11/01/32	1,000	1,025,270

		21,765,635

Tennessee — 0.9%
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc.:
5.00%, 04/01/23	1,000	1,098,060
5.00%, 04/01/24	1,000	1,119,800
5.00%, 04/01/25	1,000	1,140,610
5.00%, 04/01/27	1,400	1,628,928
5.00%, 04/01/28	1,000	1,159,000
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Subordinate Tax Increment, Series C, 7.00%, 07/01/45	4,200	4,490,346
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	5,000	5,734,550
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB:
M/F Housing, Hermitage Flats Apartments Project, 1.30%, 07/01/20(b)	1,000	999,740
Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	10,000	11,394,700
Metropolitan Government of Nashville & Davidson County Tennessee, GO, Refunding, Series C, 5.00%, 07/01/22	5,000	5,541,100
State of Tennessee, GO, Refunding:
Series A, 5.00%, 08/01/24	5,000	5,886,850
Series B, 5.00%, 08/01/23	5,000	5,722,250
Tennessee Energy Acquisition Corp., RB, Gas Project, Series A, 4.00%, 05/01/48(b)	25,000	26,713,500
Tennessee Housing Development Agency, RB, S/F:
3.65%, 07/01/45	6,275	6,450,825
Series 4-B, 3.45%, 07/01/40	1,635	1,680,665

50	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee Housing Development Agency, Refunding RB, S/F:
AMT, Issue 4B, 3.00%, 07/01/32	$1,330	$1,356,334
Issue 4, 4.00%, 07/01/43	9,860	10,476,349
Issue 4, 4.05%, 01/01/49	8,085	8,582,632

		101,176,239

Texas — 8.0%
Arlington Higher Education Finance Corp., RB, Series A, 7.13%, 03/01/44	1,250	1,300,863
Carrollton-Farmers Branch Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/21	10,000	10,601,500
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	5,000	5,550,400
City of Austin Texas Airport System Revenue, ARB, Series A, 5.00%, 11/15/41	5,000	5,855,050
City of Austin Texas Airport System Revenue, Refunding RB, AMT:
5.00%, 11/15/20	5,500	5,768,840
5.00%, 11/15/21	5,000	5,395,800
5.00%, 11/15/23	5,000	5,691,450
5.00%, 11/15/25	10,000	11,927,400
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/43	10,000	11,353,300
City of Houston Texas Airport System, ARB, Series B-1, AMT, 5.00%, 07/15/35	7,400	8,177,666
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.50%, 07/15/30	1,000	1,083,420
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	3,000	3,229,800
Subordinate Lien, Series A, 5.00%, 07/01/23	10,000	11,002,700
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	13,000	14,484,600
United Airlines, Inc., Airport Improvement Projects, Series C, 5.00%, 07/15/20	15,950	16,393,569
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D:
5.00%, 07/01/36	10,000	12,172,800
5.00%, 07/01/37	5,000	6,065,050
5.00%, 07/01/38	5,000	6,049,250
City of Houston Texas Combined Utility System Revenue, Refunding RB, First Lien, Series C, 5.00%, 05/15/22	5,000	5,514,800
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB:
5.00%, 02/01/21	5,000	5,288,850
5.00%, 02/01/23	5,000	5,625,750
County of Bexar Texas, GO, Refunding, 5.00%, 06/15/43	10,000	11,643,700
County of Bexar Texas, GOL, Certificates of Obligation, Series B, 5.00%, 06/15/23(d)	25,000	28,441,250
County of Harris Texas, Refunding RB:
Senior Lien, Series A, 5.00%, 08/15/22	5,000	5,540,150
Series B (AMBAC), 2.36%, 08/15/35(b)	10,250	9,710,235
Dallas Texas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	10,000	11,566,600
Dallas-Fort Worth International Airport, ARB, AMT:
Series A, 5.00%, 11/01/45	5,000	5,183,550
Series C, 5.13%, 11/01/43	5,000	5,404,300
Series H, 5.00%, 11/01/45	10,000	10,606,200
Dallas-Fort Worth International Airport, Refunding ARB, AMT:
1.16%, 11/01/19(a)	44,600	44,500,988

Security	Par (000)	Value

Texas (continued)
1.35%, 11/01/20(a)	$60,000	$59,725,800
Series D, 5.00%, 11/01/21	5,000	5,389,650
Denton Independent School District, GO, School Building (PSF-GTD), 5.00%, 08/15/43	10,000	11,913,500
Duncanville Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/45	10,000	11,373,000
Grand Parkway Transportation Corp., RB, Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/43	10,000	11,991,400
Houston Independent School District, Refunding, GOL (PSF-GTD), 5.00%, 02/15/24	5,000	5,794,100
Katy Independent School District, GO, Refunding, Series D (PSF-GTD), 5.00%, 02/15/24	5,000	5,784,250
Leander Independent School District, GO, School Building, CAB, Series C (PSF-GTD)(d)(e):
0.00%, 08/15/24	6,175	2,889,529
0.00%, 08/15/24	9,175	4,055,533
0.00%, 08/15/24	30,000	10,586,400
0.00%, 08/15/24	34,490	10,216,628
0.00%, 08/15/24	24,000	8,017,920
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	15,615	16,709,455
Navasota Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/48	10,000	11,281,100
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Children Health System, 5.00%, 08/15/47	5,745	6,715,675
Jubilee Academic Center, 5.00%, 08/15/46(a)	4,055	4,120,448
Jubilee Academic, 5.00%, 08/15/36(a)	4,055	4,141,818
North Texas Tollway Authority, Refunding RB:
1st Tier System (AGC), 0.00%, 01/01/28(e)	15,000	12,607,350
1st Tier-Series A, 5.00%, 01/01/24	10,000	11,187,300
1st Tier-Series A, 5.00%, 01/01/36	5,000	5,918,900
1st Tier-Series A, 5.00%, 01/01/43	10,000	11,819,300
2nd Tier-Series B, 5.00%, 01/01/43	5,000	5,810,000
2nd Tier-Series B, 5.00%, 01/01/48	10,000	11,539,600
Capital Appreciation, 1st Tier-Series I (AGC), 6.20%, 01/01/42	10,000	12,220,400
Pearland Independent School District, GO, Refunding, (PSF-GTD), 5.25%, 02/15/32	10,000	12,081,800
Plano Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/25	5,000	5,934,900
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22(h)(i)	2,570	1,702,625
State of Texas, GO, Refunding, Student Loan, AMT, 5.00%, 08/01/25	10,000	11,885,000
State of Texas, GO, Transportation Commission Highway Improvement, 5.00%, 04/01/44	10,000	11,265,900
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, 5.00%, 02/15/47	6,180	7,147,108
Texas Department of Housing & Community Affairs, RB, S/F, Series A (Ginnie Mae), 4.25%, 09/01/48	3,350	3,596,158
Texas Municipal Gas Acquisition & Supply Corp. I, RB, Senior Lien:
Series B, 2.45%, 12/15/26(b)	23,015	22,899,465
Series D, 6.25%, 12/15/26	25,000	29,300,500
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/26	5,000	5,500,650
5.00%, 12/15/28	5,000	5,483,700
Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,232,350
Natural Gas Utility Improvements, 5.00%, 12/15/23	10,000	11,030,400
Natural Gas Utility Improvements, 5.00%, 12/15/24	10,000	11,022,900

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Natural Gas Utility Improvements, 5.00%, 12/15/25	$10,000	$11,013,600
Natural Gas Utility Improvements, 5.00%, 12/15/29	5,000	5,470,350
Natural Gas Utility Improvements, 5.00%, 12/15/30	5,000	5,455,150
Natural Gas Utility Improvements, 5.00%, 12/15/31	5,000	5,443,900
Natural Gas Utility Improvements, 5.00%, 12/15/32	10,000	10,869,000
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group:
5.00%, 12/31/40	10,000	11,088,000
5.00%, 12/31/45	19,635	21,696,086
5.00%, 12/31/50	8,845	9,746,129
5.00%, 12/31/55	10,000	10,987,700
Texas Transportation Commission State Highway Fund, RB, Series A, 5.00%, 10/01/20	5,000	5,238,100
Texas Transportation Commission State Highway Fund, Refunding RB, First Tier, Series A, 5.00%, 04/01/24	5,000	5,822,200
Texas Water Development Board, RB:
Series B, Water Improvement, Series B, 5.00%, 10/15/38	10,000	12,224,100
State Water Implementation Fund, Series A, 5.00%, 04/15/23	10,000	11,322,400
State Water Implementation Fund, Series A, 5.00%, 10/15/45	5,000	5,813,100
State Water Implementation Revenue, 5.00%, 10/15/41	5,000	5,924,450
Town of Flower Mound Texas, Special Assessment Bonds, Riverwalk Public Improvement District No. 1, 6.75%, 09/01/43	2,000	2,042,760
University of Houston, Refunding RB, Series A:
5.00%, 02/15/33	5,000	5,900,050
5.00%, 02/15/34	5,000	5,883,350
University of Texas System, RB, Series D, 5.00%, 08/15/25	5,000	6,038,950
University of Texas System, Refunding RB:
Series A, 5.00%, 08/15/39(c)	5,000	6,232,150
Series I, 5.00%, 08/15/21	5,000	5,390,150

		866,624,018

Utah — 0.5%
Alpine School District, GO, School Building:
5.00%, 03/15/23	5,000	5,651,550
5.00%, 03/15/24	10,000	11,630,000
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	5,000	5,824,200
Salt Lake City Corp. Airport Revenue, ARB, AMT, Series A, 5.00%, 07/01/28	5,000	6,227,900
State of Utah, GO, 5.00%, 07/01/25	5,000	6,033,900
State of Utah, GO, Refunding, 5.00%, 07/01/24	10,000	11,741,200
Utah State Charter School Finance Authority, RB, Early Light Academy(a):
5.00%, 07/15/34	530	536,445
5.13%, 07/15/49	4,830	4,873,711

		52,518,906

Vermont — 0.0%
Vermont Housing Finance Agency, Refunding RB, S/F, Multiple Purpose, Series B:
3.70%, 11/01/29	2,635	2,771,361
4.00%, 11/01/34	2,355	2,464,696

		5,236,057

Virginia — 3.0%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 03/01/36	1,050	1,116,476
5.50%, 03/01/46	6,210	6,607,502

Security	Par (000)	Value

Virginia (continued)
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project(a):
5.15%, 03/01/35	$1,000	$1,042,770
5.40%, 03/01/45	2,000	2,086,960
Chesapeake Bay Bridge & Tunnel District, RB, 1st General Resolution Revenue:
5.00%, 07/01/46	5,000	5,673,350
5.00%, 07/01/51	10,000	11,272,800
Commonwealth of Virginia, GO, Refunding:
Series A, 5.00%, 06/01/24	5,000	5,865,000
Series B, 5.00%, 06/01/20	5,000	5,181,200
Series B, 5.00%, 06/01/21	10,000	10,721,000
Series B, 5.00%, 06/01/23	10,000	11,401,600
County of Fairfax Virginia, GO, Series A:
4.00%, 10/01/23	5,000	5,545,300
4.00%, 10/01/24	5,000	5,663,900
County of Hanover Virginia EDA, Refunding RB, Covenant Woods:
5.00%, 07/01/38	125	135,810
5.00%, 07/01/48	365	393,021
5.00%, 07/01/51	410	440,881
Series A, 4.00%, 07/01/22	800	817,304
Residential Care Facility, Series A, 5.00%, 07/01/47	1,985	2,050,545
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
5.00%, 06/01/22	625	667,906
5.00%, 06/01/23	420	447,959
Dulles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project, 4.00%, 03/01/23	1,000	1,009,010
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	5,000	6,138,050
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(a):
5.00%, 03/01/35	2,890	2,971,036
5.00%, 03/01/45	2,965	3,031,535
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	25,290	23,763,243
University of Virginia, Refunding RB, Series B:
5.00%, 08/01/21	10,000	10,780,200
5.00%, 04/01/44	5,000	6,013,850
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(a)	3,340	3,525,838
Virginia College Building Authority, Refunding RB, Series A, 5.00%, 09/01/21	10,000	10,798,100
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 05/15/22(d)	5,000	5,516,350
Virginia Housing Development Authority, RB, M/F:
Housing, Series B, 3.10%, 05/01/41	1,040	1,052,043
Housing, Series B, 3.13%, 05/01/44	1,695	1,711,560
Housing, Series B, 3.25%, 05/01/49	3,245	3,278,034
Housing, Series B, 3.35%, 05/01/54	3,860	3,898,947
Rental Housing, Series A, 3.50%, 06/01/33	1,335	1,408,812
Rental Housing, Series A, 3.63%, 06/01/38	3,730	3,908,481
Rental Housing, Series A, 3.75%, 06/01/43	4,590	4,786,222
Rental Housing, Series A, 4.05%, 08/01/49	2,345	2,429,397
Rental Housing, Series B, 4.00%, 06/01/53	1,780	1,869,534
Rental Housing, Series D, 3.80%, 10/01/43	8,805	9,277,828
Rental Housing, Series D, 3.90%, 10/01/48	4,485	4,736,788
Series A, 3.65%, 03/01/43	5,000	5,202,250

52	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 3.75%, 03/01/48	$5,000	$5,191,100
Series A, 3.88%, 03/01/45	6,150	6,378,718
Series A, 4.13%, 12/01/46	5,180	5,518,720
Series A, 4.15%, 12/01/49	5,865	6,238,542
Series C, 3.85%, 08/01/53	4,110	4,282,004
Virginia Port Authority, Refunding RB, AMT, Series B, 5.00%, 07/01/41	5,000	5,748,400
Virginia Public Building Authority, RB, Series A, 5.00%, 08/01/22	5,000	5,553,500
Virginia Public School Authority, RB, Series V, 5.00%, 04/15/21	5,000	5,331,850
Virginia Public School Authority, Refunding RB, 5.00%, 08/01/22	5,000	5,553,500
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT:
5.00%, 12/31/47	5,000	5,586,650
5.00%, 12/31/49	10,000	11,158,300
5.00%, 12/31/52	25,000	27,839,750
5.00%, 12/31/56	25,000	27,765,000
Wise County Virginia IDA, RB, Virginia Electric and Power Co., Series A, 1.88%, 11/01/40(b)	5,000	5,010,550

		321,394,976

Washington — 2.7%
Central Puget Sound Regional Transit Authority, RB, Green Bond, Series S-1:
5.00%, 11/01/41	10,000	11,813,700
5.00%, 11/01/46	30,000	43,033,500
Central Puget Sound Regional Transit Authority, Refunding RB, Green Bond, Series S-1, 5.00%, 11/01/50	50,000	57,219,500
Energy Northwest, RB, Series E, 2.65%, 07/01/20	3,750	3,759,938
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 09/01/32	2,255	2,314,216
Mason County Public Hospital District No.1, RB, 5.00%, 12/01/48	10,510	11,973,097
Port of Seattle Washington, ARB, International Lien, AMT:
Series C, 5.00%, 05/01/20	5,000	5,152,150
Series C, 5.00%, 05/01/21	5,000	5,310,400
Series C, 5.00%, 05/01/22	5,000	5,463,250
Series C, 5.00%, 05/01/27	5,000	6,106,800
Series D, 5.00%, 05/01/24	5,000	5,756,300
Series D, 5.00%, 05/01/25	5,000	5,899,250
Series D, 5.00%, 05/01/26	5,000	6,011,200
Port of Seattle Washington, Refunding, GOL, 5.00%, 06/01/22	5,000	5,520,800
Seattle Housing Authority, Refunding RB, M/F (HUD), 3.50%, 12/01/35	1,500	1,572,510
State of Washington, GO, Refunding, Series B, 5.00%, 08/01/22	5,000	5,551,850
State of Washington, GO, Refunding, Series C, 5.00%, 07/01/30	10,000	11,688,400
State of Washington, GO, Series C:
5.00%, 02/01/23	5,000	5,635,300
5.00%, 02/01/41	5,000	5,999,450
Washington Health Care Facilities Authority, RB, Catholic Healthcare, Series A, 5.00%, 02/01/41	10,000	10,365,900
Washington Health Care Facilities Authority, Refunding RB, Providence Health Services, Series C, 5.00%, 10/01/44	5,000	5,550,250
Washington State Convention Center Public Facilities District, RB:
5.00%, 07/01/48	5,000	5,865,450

Security	Par (000)	Value

Washington (continued)
5.00%, 07/01/58	$50,000	$57,762,000
5.00%, 07/01/58	10,000	11,484,000

		296,809,211

West Virginia — 0.6%
West Virginia Hospital Finance Authority, Refunding RB:
Charleston Area Medical Center, Inc., 5.00%, 09/01/29(c)	3,260	4,032,490
Charleston Area Medical Center, Inc., 5.00%, 09/01/30(c)	3,375	4,141,091
Charleston Area Medical Center, Inc., 5.00%, 09/01/31(c)	2,775	3,378,673
Charleston Area Medical Center, Inc., 5.00%, 09/01/32(c)	2,250	2,726,955
Charleston Area Medical Center, Inc., 5.00%, 09/01/38(c)	4,550	5,397,073
Charleston Area Medical Center, Inc., 5.00%, 09/01/39(c)	1,970	2,330,530
West Virginia United Health System Obligated Group, 5.00%, 06/01/23	5,000	5,607,650
West Virginia United Health System Obligated Group, 5.00%, 06/01/24	5,000	5,742,650
West Virginia Housing Development Fund, RB, S/F, Series B, 3.95%, 11/01/34	7,555	7,881,829
West Virginia Housing Development Fund, Refunding RB, AMT, Series A, 3.70%, 11/01/29	1,280	1,353,920
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	16,830	16,889,242

		59,482,103

Wisconsin — 2.1%
City of Milwaukee Wisconsin, GO, Refunding, Promissory Notes:
Series 2019-N3, 5.00%, 04/01/21	10,985	11,692,873
Series N-3, 5.00%, 04/01/22	10,320	11,336,726
Series N-3, 5.00%, 04/01/23	11,070	12,515,410
Series N-3, 5.00%, 04/01/24	11,070	12,873,524
Series N-3, 5.00%, 04/01/25	6,930	8,274,281
Series N-3, 5.00%, 04/01/26	6,935	8,487,400
Public Finance Authority, ARB, Denver International Airport Great Hall Project, AMT:
5.00%, 09/30/37	5,000	5,801,250
5.00%, 09/30/49	10,000	11,366,000
Public Finance Authority, RB(a):
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31	1,285	1,401,395
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47	1,285	1,413,025
Delray Beach Radiation Therapy, 7.00%, 11/01/46	5,085	5,678,979
Settle Proton Center, Series A, 7.55%, 12/01/30	1,780	1,827,206
Settle Proton Center, Series A, 7.63%, 12/01/48	6,440	6,446,376
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30	3,000	3,155,490
Celanese Project, Series D, 4.05%, 11/01/30	3,175	3,291,141
National Gypsum Co., AMT, 4.00%, 08/01/35	4,840	4,976,440
Wakemed Hospital, Series A, 5.00%, 10/01/44	10,000	11,790,600
State of Wisconsin, GO, Refunding, Series 1, 5.00%, 11/01/24	10,000	11,832,100
State of Wisconsin, GO, Series A, 5.00%, 05/01/22	5,000	5,508,200
State of Wisconsin, Refunding RB:
Series A, 5.00%, 05/01/24	10,000	11,671,400
Series A, 5.00%, 05/01/25	5,000	5,992,350
Series C, 3.15%, 05/01/27	2,800	2,901,416
State of Wisconsin, Series B, 5.00%, 05/01/21	5,000	5,337,700

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB, Series B, Marshfield Clinic:
Health System, 5.00%, 02/15/42	$10,000	$11,162,100
Health System, 5.00%, 02/15/46	5,000	5,574,450
5.00%, 02/15/40	10,000	10,578,700
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, Series A, 5.00%, 11/15/35	10,000	11,694,100
Thedacare, Inc., 5.00%, 12/15/44	5,000	5,526,350
Wisconsin Housing & Economic Development Authority, RB, S/F Housing (Ginnie Mae, Fannie Mae & Freddie Mac), 2.69%, 07/01/47	22,500	22,442,175

		232,549,157

Wyoming — 0.1%
Wyoming Community Development Authority, RB, S/F, Series 3, 3.70%, 06/01/39	3,940	4,042,795
Wyoming Community Development Authority, Refunding RB:
Series 2, 3.88%, 06/01/34	1,990	1,990,000
Series 3, 4.13%, 12/01/44	5,360	5,454,175

		11,486,970

Total Municipal Bonds — 93.2% (Cost — $9,729,784,832)		10,107,293,795

Municipal Bonds Transferred to Tender Option Bond Trusts (j)

Alaska — 0.1%
Alaska Housing Finance Corp., RB, S/F, Series A, 3.70%, 12/01/38	10,000	10,429,150

Arizona — 0.3%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 07/01/22(d)	10,000	11,049,789
City of Phoenix Arizona Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/47	10,000	11,628,875
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 12/01/45	10,000	11,521,700

		34,200,364

California — 2.9%
California Educational Facilities Authority, RB, California Institute of Technology, 5.00%, 09/01/45	10,490	12,165,081
California Educational Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/46	10,000	11,661,570
California Health Facilities Financing Authority, RB, Series A:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 08/15/43	10,000	11,233,681
Stanford Hospital and Clinics, 5.00%, 08/15/51	10,000	10,823,350
Sutter Health, 5.00%, 08/15/52	10,000	10,938,650
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	10,000	14,325,100
California Infrastructure & Economic Development Bank, RB:
5.00%, 05/15/47	10,000	11,971,575
5.00%, 05/15/52	10,000	11,847,350
California Public Finance Authority, Refunding RB, Sharp Healthcare, Series A, 5.00%, 08/01/47	10,000	11,809,800
California State Infrastructure Authority, RB, 5.00%, 11/01/41	10,000	11,197,235

Security	Par (000)	Value

California (continued)
Chaffey Joint Union High School District, GO, Election of 2012, Series C, 5.25%, 08/01/47	$10,000	$12,082,775
Chino Valley Unified School District, GO, Election 2016, Series A, 5.25%, 08/01/47	10,000	12,053,800
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 05/01/44	10,000	11,212,804
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	10,000	11,369,649
City of Los Angeles California Department of Airports, Refunding ARB, Series B, 5.00%, 05/15/35	10,000	10,888,241
City of Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 07/01/43	10,000	11,023,700
City of Los Angeles Department of Airports, ARB, Los Angeles International Airports, Series A, AMT, 5.25%, 05/15/48	10,000	12,115,800
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/37	10,000	10,930,763
Coachella Valley Unified School District/CA, GO, Election 2005, Series F (BAM), 5.00%, 08/01/46	10,000	11,639,000
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/38	8,450	9,344,417
5.00%, 11/01/43	8,530	9,474,282
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/42	10,000	12,038,225
Fresno Unified School District, GO, 5.00%, 08/01/44	10,000	11,517,650
Manteca California Unified School District, GO, 5.00%, 08/01/40	10,000	11,645,386
Port of Los Angeles California, Refunding RB, Harbor Department, Series A, AMT, 5.00%, 08/01/44	10,000	11,281,675
San Marcos Unified School District, GO, Election of 2010, Series C, 5.00%, 08/01/40	10,000	11,273,267
State of California, GO, Various Purposes, 5.00%, 04/01/43	10,000	11,144,025

		309,008,851

Connecticut — 0.2%
Connecticut Housing Finance Authority, RB, S/F, Series A, 3.85%, 05/15/45(k)	10,000	10,316,725
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	10,000	11,522,000

		21,838,725

District of Columbia — 0.3%
District of Columbia Water & Sewer Authority, RB, Green Bonds, Series A, 5.00%, 10/01/52	10,000	11,722,975
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	10,000	11,140,350
Metropolitan Washington Airports Authority, ARB, AMT, 5.00%, 10/01/42	10,000	11,680,500

		34,543,825

Florida — 0.5%
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	10,000	12,012,100
Florida Housing Finance Corp., RB, S/F, Fannie Mae & Freddie Mac):
Series 1 (Fannie Mae)(Ginnie Mae, 3.80%, 07/01/43	10,000	10,447,569
Series 1 (Ginnie Mae, 3.70%, 07/01/38	10,000	10,476,475
Greater Orlando Aviation Authority, AMT, Series A, 5.00%, 10/01/46	10,000	11,512,975

54	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Tampa Bay Water Utility System, RB, 5.00%, 10/01/38	$10,000	$11,286,150

		55,735,269

Georgia — 0.8%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	23,168,001
Clarke County Hospital Authority, Refunding RB, Piedmont Healthcare, Inc. Project, Series A, 5.00%, 07/01/46	10,000	11,394,225
County of Georgia Cobb Developmental Authority, RB, Georgia Tech Cobb Research Campus, Series A, 5.00%, 06/01/49(k)	10,000	11,735,450
Gainesville & Hall County Hospital Authority, Refunding RB, Northeast Georgia Health Systems, Inc. Project, Series A, 5.50%, 08/15/54	10,000	11,626,425
Georgia Housing & Finance Authority, RB, S/F:
Series B, 3.55%, 12/01/42	10,000	10,384,157
Series B1, 3.65%, 06/01/44(k)	9,820	10,048,045
Georgia Housing & Finance Authority, Refunding RB, S/F, Series A-1, 3.80%, 12/01/40(k)	10,000	10,382,000

		88,738,303

Illinois — 0.1%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/36	10,000	11,626,600

Indiana — 0.2%
Indiana Housing & Community Development Authority, RB, S/F, Series A, 3.90%, 07/01/43	10,000	10,535,075
Indiana State Finance Authority, Refunding RB, Franciscan Alliance, Inc., 5.00%, 11/01/41	10,000	11,290,300

		21,825,375

Iowa — 0.1%
Iowa Finance Authority, Refunding RB, Green Bonds, 5.00%, 08/01/42	10,000	11,913,625

Louisiana — 0.2%
New Orleans Aviation Board, Series B, AMT:
5.00%, 01/01/40	10,000	11,116,200
General Apartment, 5.00%, 01/01/48	10,000	11,342,325

		22,458,525

Maine — 0.1%
Maine State Housing Authority, RB, S/F, Series B, 3.75%, 11/15/38	10,000	10,481,300

Maryland — 0.4%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/43	10,000	11,237,316
County of Montgomery Maryland, RB, Trinity Health Credit Group, Series MD, 5.00%, 12/01/45	10,000	11,580,500
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health, Series C, 5.00%, 05/15/43	10,000	11,063,029
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	10,000	11,815,150

		45,695,995

Massachusetts — 0.2%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	10,000	11,272,225
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, Series M-4, 5.00%, 07/01/44	10,000	11,018,647

		22,290,872

Security	Par (000)	Value

Michigan — 0.5%
Michigan Finance Authority, Refunding RB, Trinity Health Corp., Series 2016, 5.00%, 12/01/45	$10,000	$11,492,400
Michigan State Housing Development Authority, RB, Series A:
M/F Housing, 4.15%, 10/01/53(k)	20,000	21,002,500
M/F, 3.80%, 10/01/38	10,000	10,505,175
S/F, 3.95%, 12/01/35(k)	9,220	9,220,000

		52,220,075

Minnesota — 0.1%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 01/01/46	10,000	11,237,683

Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri, RB, BJC Health System, 5.00%, 01/01/44	10,000	10,924,950
Metropolitan St. Louis Sewer District, RB, Series B:
5.00%, 05/01/43	10,000	11,088,275
5.00%, 05/01/45	10,000	11,477,000
Metropolitan State Louis Sewer District, Refunding RB, Series A, 5.00%, 05/01/47	10,000	11,828,350

		45,318,575

Nebraska — 0.2%
Nebraska Investment Finance Authority, RB, S/F, Series C:
3.45%, 09/01/33	10,000	10,550,950
3.75%, 09/01/38	9,960	10,430,884

		20,981,834

Nevada — 0.1%
Las Vegas Valley Water District, GO, Series B, 5.00%, 06/01/37	10,000	10,896,900

New York — 1.6%
City of New York Water & Sewer System, RB, 2nd General Resolution, Fiscal 2017, Series DD, 5.00%, 06/15/47	20,000	23,549,500
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	10,000	11,262,350
Metropolitan Transportation Authority, RB, Green Bonds, Series A, 5.00%, 11/15/42	10,000	11,864,500
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Series B-1, 5.00%, 11/15/46	10,000	11,741,300
Series C-1, 5.25%, 11/15/56	10,000	11,682,125
New York City Housing Development Corp., RB, M/F:
Series A-1, 3.95%, 11/15/44(k)	10,000	10,339,075
Series C-1-A, 4.00%, 11/01/53	10,000	10,484,225
Series C-1-A, 4.13%, 05/01/58(k)	10,000	10,535,375
Series G-1, 3.90%, 05/01/45(k)	10,000	10,308,725
New York State Dormitory Authority, RB, Series A:
Bid Group 4, 5.00%, 03/15/45	10,000	11,977,625
5.00%, 03/15/39	10,000	11,316,256
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 02/15/39	10,000	11,520,125
Port Authority of New York & New Jersey, RB, 5.00%, 10/15/41	10,000	11,702,096
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/37	10,000	11,788,850

		170,072,127

North Carolina — 0.5%
City of Charlotte North Carolina Airport Revenue, ARB, Series A:
5.00%, 07/01/42	10,000	11,860,625
5.00%, 07/01/47	10,000	11,846,375

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	$10,000	$11,506,059
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.85%, 07/01/38	10,000	10,587,425
4.00%, 01/01/48	10,000	10,538,200

		56,338,684

Ohio — 0.1%
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	10,000	11,905,250

Oklahoma — 0.1%
Oklahoma Turnpike Authority, RB, 2nd Series C, 5.00%, 01/01/47	10,000	11,693,750

Oregon — 0.2%
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 07/01/47	10,000	11,805,400
University of Oregon, RB, Series A, 5.00%, 04/01/48	10,000	11,940,650

		23,746,050

Pennsylvania — 0.7%
County of Lancaster Pennsylvania Hospital Authority, RB, 5.00%, 08/15/46	10,000	11,579,675
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 06/01/44	10,000	11,076,556
Pennsylvania Housing Finance Agency, RB, S/F:
Series 125B, 3.65%, 10/01/42(k)	20,000	20,754,069
Series 127B, 3.55%, 10/01/33	10,000	10,569,900
Philadelphia Authority for Industrial Development Hospital, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 07/01/42	20,000	22,713,300

		76,693,500

South Carolina — 0.1%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 01/01/21(d)	10,000	10,551,050

Tennessee — 0.4%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	10,000	10,697,350
Tennessee Housing Development Agency, RB, S/F, Issue 3:
3.85%, 07/01/43	9,920	10,389,489
3.95%, 01/01/49	9,920	10,415,008
Tennessee Housing Development Agency, Refunding RB, S/F, Issue 2, 3.85%, 07/01/42	9,900	10,374,754

		41,876,601

Texas — 0.7%
Alamo Texas Regional Mobility Authority, RB, Senior Lien, 5.00%, 06/15/46	10,000	11,395,625
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/48	10,000	10,992,175
County of Harris Texas, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/47	10,000	11,616,500
Midlothian Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	10,000	11,723,775
Tarrant Regional Water District, Refunding RB, 5.00%, 03/01/52	10,000	10,763,650
Texas Water Development Board, RB, Series A, 5.00%, 10/15/47	10,000	11,955,475

		68,447,200

Security	Par (000)	Value

Utah — 0.3%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	$10,000	$11,580,250
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 07/01/47	10,000	11,767,500
Utah State Transit Authority Sales Tax, RB, 5.00%, 06/15/38	10,000	11,591,340

		34,939,090

Virginia — 0.8%
Chesapeake Bay Bridge & Tunnel District, RB, 1st Tier General Resolution Revenue (AGM), 5.00%, 07/01/41	10,000	11,696,900
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/42	10,000	11,987,225
County of Fairfax Water Authority, Refunding RB, 5.00%, 04/01/46	10,000	11,935,025
County Of Fairfax Industrial Development Authority, RB, Inova Health Systems Project, Series A, 5.00%, 05/15/44	10,000	11,128,125
University of Virginia, Refunding RB, Series A-2, 5.00%, 04/01/45	10,000	11,600,650
Virginia Housing Development Authority, RB, M/F, Rental Housing, Series D:
3.90%, 10/01/48	10,000	10,545,600
4.00%, 10/01/53	10,000	10,604,559

		79,498,084

Washington — 0.6%
King County Housing Authority, Refunding RB, Ballinger Commons Apartments, 3.50%, 05/01/38	10,000	10,570,929
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	11,813,300
State of Washington, GO, Series A:
5.00%, 02/01/33	10,000	11,618,300
5.00%, 08/01/38	10,000	11,143,602
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series D, 5.00%, 10/01/38	10,000	11,176,619
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	10,000	11,538,075

		67,860,825

Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	10,000	10,731,900
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	10,000	10,730,429
Thedacare Inc., 5.00%, 12/15/44	10,000	11,036,900

		32,499,229

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.1% (Cost — $1,457,916,129)		1,527,563,286

Total Long-Term Investments — 108.6% (Cost — $11,327,990,063)		11,779,923,837

56	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.36%(l)(m)	15,522,515	$15,525,620

Total Short-Term Securities — 0.1% (Cost — $15,525,294)		15,525,620

Total Investments — 108.7% (Cost — $11,343,515,357)		11,795,449,457

Other Assets Less Liabilities — 0.2%		16,608,493

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.9)%		(964,644,210)

Net Assets — 100.0%		$10,847,413,740

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2022 to November 1, 2048, is $76,317,631. See Note 4 of the Notes to Financial Statements for details.

(l)	Annualized 7-day yield as of period end.

(m)

During the year ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 05/31/18	Shares Purchased	Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	107,978,271	—	(92,455,756	)(b)	15,522,515	$15,525,620	$2,526,401	$(17,431)	$(2,592)
iShares National Municipal Bond Fund*	2,500,000	700,000	(3,200,000)		—	—	2,799,288	(3,064,303)	(1,202,825)

						$15,525,620	$5,325,689	$(3,081,734)	$(1,205,417)

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	11,577	09/19/19	$1,467,385	$(9,723,661)
Long U.S. Treasury Bond	15,373	09/19/19	2,363,118	(24,571,850)
5-Year U.S. Treasury Note	4,997	09/30/19	586,484	(2,389,231)

				$(36,684,742)

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (continued) May 31, 2019	BlackRock Strategic Municipal Opportunities Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$36,684,742	$—	$36,684,742

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended May 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(239,477,136)	$—	$(239,477,136)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(745,761)	$—	$(745,761)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,038,328
Average notional value of contracts — short	3,551,062,921

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$15,376,000	$11,764,547,837		$—	$11,779,923,837
Short-Term Securities	15,525,620	—		—	15,525,620

	$30,901,620	$11,764,547,837	$		$11,795,449,457

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(36,684,742)	$—		$—	$(36,684,742)

(a)	See above Schedule of Investments for values in each sector, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $960,204,952 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

58	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

May 31, 2019

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund

ASSETS
Investments at value — unaffiliated(a)	$3,293,162,902	$325,585,848	$606,497,270	$11,779,923,837
Investments at value — affiliated(b)	294,398,265	15,940,358	—	15,525,620
Cash	212,000	—	—	—
Cash pledged for futures contracts	16,033,900	408,000	768,750	53,249,800
Receivables:
Investments sold	6,689,800	—	85,000	53,159,997
Capital shares sold	16,671,808	454,807	1,390,660	28,880,563
Dividends — affiliated	314,348	16,465	13,519	189,750
Interest — unaffiliated	34,252,819	4,783,554	8,236,039	142,215,713
Prepaid expenses	78,497	18,026	20,932	511,116

Total assets	3,661,814,339	347,207,058	617,012,170	12,073,656,396

ACCRUED LIABILITIES
Bank overdraft	—	—	1,868,796	749,998
Payables:
Investments purchased	55,893,203	—	11,553,703	198,997,517
Board realignment and consolidation	—	1,572	1,614	—
Capital shares redeemed	4,100,792	335,968	1,486,666	14,562,856
Income dividend distributions	2,143,974	421,298	869,223	8,620,703
Interest expense and fees	733,813	104,477	348,112	4,439,258
Investment advisory fees	949,109	117,993	209,694	4,049,859
Trustees’ and Officer’s fees	5,340	793	1,155	22,990
Other accrued expenses	816,891	189,279	253,367	2,974,665
Other affiliates	7,952	883	1,517	27,104
Service and distribution fees	328,261	48,137	49,408	645,384
Recoupment of past waived fees	229,158	—	—	—
Variation margin on futures contracts	9,204,926	246,453	443,766	30,947,370

Total accrued liabilities	74,413,419	1,466,853	17,087,021	266,037,704

OTHER LIABILITIES
TOB Trust Certificates	253,167,157	16,418,726	64,404,012	960,204,952

Total liabilities	327,580,576	17,885,579	81,491,033	1,226,242,656

NET ASSETS	$3,334,233,763	$329,321,479	$535,521,137	$10,847,413,740

NET ASSETS CONSIST OF
Paid-in capital	$3,276,222,666	$309,388,749	$521,491,361	$10,711,289,141
Accumulated earnings	58,011,097	19,932,730	14,029,776	136,124,599

NET ASSETS	$3,334,233,763	$329,321,479	$535,521,137	$10,847,413,740

(a) Investments at cost — unaffiliated	$3,157,629,934	$300,293,340	$576,918,281	$11,327,990,063
(b) Investments at cost — affiliated	$293,306,098	$15,939,256	$—	$15,525,294

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities  (continued)

May 31, 2019

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund

NET ASSET VALUE

Institutional
Net assets	$2,016,386,812	$178,715,849	$379,910,775	$8,539,776,016

Shares outstanding(c)	158,642,139	15,815,703	34,185,516	730,046,844

Net asset value	$12.71	$11.30	$11.11	$11.70

Service
Net assets	$—	$7,873,605	$2,079,585	$—

Shares outstanding(c)	—	696,799	186,923	—

Net asset value	$—	$11.30	$11.13	$—

Investor A
Net assets	$941,068,876	$90,055,338	$110,755,627	$1,846,093,894

Shares outstanding(c)	74,106,712	7,963,162	9,954,942	157,889,544

Net asset value	$12.70	$11.31	$11.13	$11.69

Investor A1
Net assets	$112,553,958	$19,760,253	$10,501,738	$27,605,512

Shares outstanding(c)	8,855,658	1,746,695	943,576	2,360,386

Net asset value	$12.71	$11.31	$11.13	$11.70

Investor C
Net assets	$150,542,551	$31,233,533	$29,936,336	$307,887,383

Shares outstanding(c)	11,843,000	2,764,787	2,691,304	26,321,805

Net asset value	$12.71	$11.30	$11.12	$11.70

Investor C1
Net assets	$201,927	$22,518	$8,252	$—

Shares outstanding(c)	15,891	1,993	743	—

Net asset value	$12.71	$11.30	$11.11	$—

Class K
Net assets	$113,479,639	$1,660,383	$2,328,824	$126,050,935

Shares outstanding(c)	8,924,898	146,997	209,571	10,774,788

Net asset value	$12.71	$11.30	$11.11	$11.70

(c) Unlimited number of shares authorized, $0.10 par value

See notes to financial statements.

60	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended May 31, 2019

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund

INVESTMENT INCOME
Dividends — affiliated	$3,763,946	$159,329	$93,613	$5,325,689
Dividends — unaffiliated	—	—	—	586,424
Interest — unaffiliated	84,282,960	12,581,561	23,819,468	341,660,174

Total investment income	88,046,906	12,740,890	23,913,081	347,572,287

EXPENSES
Investment advisory	9,774,668	1,544,662	2,608,298	45,562,871
Service and distribution — class specific	3,388,163	529,809	570,138	6,925,863
Transfer agent — class specific	1,170,240	255,344	619,289	5,890,834
Accounting services	320,667	67,914	100,235	926,060
Registration	279,336	33,601	31,629	1,223,748
Recoupment of past waived and/or reimbursed fees — class specific	189,175	—	—	—
Professional	98,078	63,751	67,657	172,525
Printing	74,688	33,771	36,470	53,354
Custodian	57,763	5,180	12,168	169,972
Trustees and Officer	38,498	9,072	11,508	114,350
Offering	23,150	17,767	19,542	26,315
Board realignment and consolidation	17,524	4,797	6,859	72,628
Recoupment of past waived and/or reimbursed fees	16,727	—	—	—
Miscellaneous	89,189	41,978	45,206	329,438

Total expenses excluding interest expense and fees	15,537,866	2,607,646	4,128,999	61,467,958
Interest expense and fees(a)	4,498,876	368,945	1,502,371	20,069,721

Total expenses	20,036,742	2,976,591	5,631,370	81,537,679
Less:
Fees waived and/or reimbursed by the Manager	(459,967)	(421,388)	(474,722)	(5,197,032)
Transfer agent fees waived and/or reimbursed — class specific	(20,306)	(109,317)	(369,830)	—

Total expenses after fees waived and/or reimbursed	19,556,469	2,445,886	4,786,818	76,340,647

Net investment income	68,490,437	10,295,004	19,126,263	271,231,640

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	27,025,766	(411,444)	360,024	26,765,805
Investments — affiliated	(75,790)	1,202	1,463	(3,087,811)
Futures contracts	(76,470,437)	(2,490,449)	(4,197,684)	(239,477,136)
Capital gain distributions from investment companies — affiliated	—	175	66	6,077

	(49,520,461)	(2,900,516)	(3,836,131)	(215,793,065)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	102,627,876	10,135,784	10,261,542	364,014,708
Investments — affiliated	885,414	606	(827)	(1,205,417)
Futures contracts	(2,193,285)	(86,994)	(174,646)	(745,761)

	101,320,005	10,049,396	10,086,069	362,063,530

Net realized and unrealized gain	51,799,544	7,148,880	6,249,938	146,270,465

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,289,981	$17,443,884	$25,376,201	$417,502,105

(a)	Related to TOB Trusts.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets

	BlackRock California Municipal Opportunities Fund		BlackRock New Jersey Municipal Bond Fund
	Year Ended May 31,		Year Ended May 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$68,490,437	$41,350,990	$10,295,004	$9,846,571
Net realized gain (loss)	(49,520,461)	45,057,540	(2,900,516)	1,809,015
Net change in unrealized appreciation (depreciation)	101,320,005	(18,478,872)	10,049,396	(2,081,650)

Net increase in net assets resulting from operations	120,289,981	67,929,658	17,443,884	9,573,936

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(72,422,029)	(26,318,008)	(5,875,681)	(5,466,207)
Service	—	—	(259,059)	(279,012)
Investor A	(33,319,192)	(14,115,090)	(2,658,015)	(2,579,621)
Investor A1	(5,086,830)	(3,591,749)	(708,382)	(756,468)
Investor C	(4,866,719)	(2,341,538)	(779,858)	(759,230)
Investor C1	(26,910)	(63,344)	(18,740)	(41,155)
Class K	(2,475,633)	(64,324)	(65,270)	(13,422)

Decrease in net assets resulting from distributions to shareholders	(118,197,313)	(46,494,053)	(10,365,005)	(9,895,115)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,228,955,798	789,622,883	35,829,294	4,258,527

NET ASSETS(b)
Total increase in net assets	1,231,048,466	811,058,488	42,908,173	3,937,348
Beginning of year	2,103,185,297	1,292,126,809	286,413,306	282,475,958

End of year	$3,334,233,763	$2,103,185,297	$329,321,479	$286,413,306

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

62	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Strategic Municipal Opportunities Fund
	Year Ended May 31,		Year Ended May 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,126,263	$19,326,577	$271,231,640	$161,179,703
Net realized gain (loss)	(3,836,131)	1,185,927	(215,793,065)	144,732,946
Net change in unrealized appreciation (depreciation)	10,086,069	(11,247,491)	362,063,530	(52,826,778)

Net increase in net assets resulting from operations	25,376,201	9,265,013	417,502,105	253,085,871

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(14,043,437)	(13,256,749)	(334,041,445)	(122,949,305)
Service	(63,405)	(58,703)	—	—
Investor A	(3,640,257)	(4,371,905)	(72,684,296)	(31,688,920)
Investor A1	(449,183)	(578,208)	(1,316,283)	(826,386)
Investor C	(890,655)	(1,019,422)	(10,659,763)	(4,744,212)
Investor C1	(25,025)	(54,763)	—	—
Class K	(89,471)	(19,222)	(4,089,237)	(286,704)

Decrease in net assets resulting from distributions to shareholders	(19,201,433)	(19,358,972)	(422,791,024)	(160,495,527)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	22,898,530	35,884,999	3,257,020,457	2,658,424,815

NET ASSETS(b)
Total increase in net assets	29,073,298	25,791,040	3,251,731,538	2,751,015,159
Beginning of year	506,447,839	480,656,799	7,595,682,202	4,844,667,043

End of year	$535,521,137	$506,447,839	$10,847,413,740	$7,595,682,202

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statement of Cash Flows

Year Ended May 31, 2019

BlackRock Pennsylvania Municipal Bond Fund

CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$25,376,201
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	131,863,880
Purchases of long-term investments	(156,726,984)
Net proceeds from sales of short-term securities	8,269,105
Amortization of premium and accretion of discount on investments and other fees	2,201,641
Net realized (gain) on investments	(361,487)
Net unrealized (appreciation) on investments	(10,260,715)

(Increase) Decrease in Assets:
Receivables:
Dividends — affiliated	2,990
Interest — unaffiliated	(328,036)
Prepaid expenses	(6,674)
Deferred offering costs	27,534

Increase (Decrease) in Liabilities:
Payables:
Board realignment and consolidation	(384)
Interest expense and fees	53,277
Investment advisory fees	41,897
Trustees’ and Officer’s fees	(1,510)
Other accrued expenses	49,106
Other affiliates	181
Service and distribution fees	(780)
Variation margin on futures contracts	363,735

Net cash provided by operating activities	562,977

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(9,119,008)
Payments for offering costs	(15,640)
Repayments of TOB Trust Certificates	(40,916,302)
Repayments of Loan for TOB Trust Certificates	(16,995,099)
Payments on redemption of capital shares	(131,222,921)
Proceeds from TOB Trust Certificates	35,121,640
Proceeds from Loan for TOB Trust Certificates	16,995,099
Increase in bank overdraft	1,868,796
Proceeds from issuance of capital shares	143,950,802

Net cash (used for) financing activities	(332,633)

CASH
Net increase in restricted and unrestricted cash	230,344
Restricted and unrestricted cash at beginning of year	538,406

Restricted and unrestricted cash at end of year	$768,750

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash paid during the year for interest expense	$1,449,094

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to shareholders	$9,310,694

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash pledged:
Futures contracts	$768,750

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$170,656
Cash pledged:
Futures contracts	367,750

$538,406

See notes to financial statements.

64	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund

	Institutional

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$12.76	$12.60	$12.73	$12.33	$12.22

Net investment income(a)	0.34	0.34	0.36	0.39	0.43
Net realized and unrealized gain (loss)	0.19	0.20	(0.13)	0.40	0.11

Net increase from investment operations	0.53	0.54	0.23	0.79	0.54

Distributions(b)
From net investment income	(0.34)	(0.34)	(0.36)	(0.39)	(0.43)
From net realized gain	(0.24)	(0.04)	—	—	—

Total distributions	(0.58)	(0.38)	(0.36)	(0.39)	(0.43)

Net asset value, end of year	$12.71	$12.76	$12.60	$12.73	$12.33

Total Return(c)
Based on net asset value	4.28%	4.37%	1.88%	6.54%	4.46%

Ratios to Average Net Assets(d)
Total expenses(e)	0.63%	0.57%	0.61%	0.68%	0.73%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.61%	0.54%	0.54%	0.66%	0.68%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees, and amortization of offering costs(f)	0.44%	0.44%	0.46%	0.62%	0.64%

Net investment income	2.70%	2.68%	2.88%	3.10%	3.49%

Supplemental Data
Net assets, end of year (000)	$2,016,387	$1,190,045	$611,571	$494,888	$315,431

Borrowings outstanding, end of year (000)	$253,167	$141,267	$60,642	$40,310	$69,453

Portfolio turnover rate	126%	129%	142%	119%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.02%	0.01%	0.01%	—%	—%

(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Expense ratios	0.62%	0.57%	N/A	0.68%	N/A

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)

	Investor A

	Year Ended May 31,
	2019		2018		2017		2016	2015

Net asset value, beginning of year	$12.75		$12.58		$12.71		$12.32	$12.21

Net investment income(a)	0.31		0.31		0.33		0.36	0.40
Net realized and unrealized gain (loss)	0.19		0.21		(0.13)		0.40	0.11

Net increase from investment operations	0.50		0.52		0.20		0.76	0.51

Distributions(b)
From net investment income	(0.31)		(0.31)		(0.33)		(0.37)	(0.40)
From net realized gain	(0.24)		(0.04)		—		—	—

Total distributions	(0.55)		(0.35)		(0.33)		(0.37)	(0.40)

Net asset value, end of year	$12.70		$12.75		$12.58		$12.71	$12.32

Total Return(c)
Based on net asset value	4.02%		4.19%		1.63%		6.23%	4.25%

Ratios to Average Net Assets(d)
Total expenses	0.88	%(e)	0.81	%(e)	0.85	%(e)	0.93%	0.95%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.86%		0.79%		0.79%		0.88%	0.88%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees, and amortization of offering costs(f)	0.69%		0.69%		0.71%		0.84%	0.84%

Net investment income	2.45%		2.45%		2.64%		2.87%	3.28%

Supplemental Data
Net assets, end of year (000)	$941,069		$631,410		$438,543		$364,093	$178,774

Borrowings outstanding, end of year (000)	$253,167		$141,267		$60,642		$40,310	$69,453

Portfolio turnover rate	126%		129%		142%		119%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.02%	0.01%	0.01%	—%	—%

(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

66	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)

	Investor A1

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$12.76	$12.59	$12.72	$12.33	$12.23

Net investment income(a)	0.33	0.33	0.35	0.38	0.42
Net realized and unrealized gain (loss)	0.19	0.21	(0.13)	0.39	0.10

Net increase from investment operations	0.52	0.54	0.22	0.77	0.52

Distributions(b)
From net investment income	(0.33)	(0.33)	(0.35)	(0.38)	(0.42)
From net realized gain	(0.24)	(0.04)	—	—	—

Total dividends and distributions	(0.57)	(0.37)	(0.35)	(0.38)	(0.42)

Net asset value, end of year	$12.71	$12.76	$12.59	$12.72	$12.33

Total Return(c)
Based on net asset value	4.18%	4.35%	1.78%	6.35%	4.29%

Ratios to Average Net Assets(d)
Total expenses(e)	0.72%	0.66%	0.70%	0.79%	0.81%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.70%	0.64%	0.64%	0.77%	0.77%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees and, amortization of offering costs(f)	0.53%	0.54%	0.56%	0.72%	0.73%

Net investment income	2.61%	2.61%	2.78%	3.06%	3.39%

Supplemental Data
Net assets, end of year (000)	$112,554	$118,780	$126,274	$139,805	$143,879

Borrowings outstanding, end of year (000)	$253,167	$141,267	$60,642	$40,310	$69,453

Portfolio turnover rate	126%	129%	142%	119%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.02%	0.01%	0.01%	—%	—%

(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Expense ratios	0.71%	0.66%	N/A	N/A	N/A

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)

	Investor C

	Year Ended May 31,
	2019		2018		2017		2016	2015

Net asset value, beginning of year	$12.76		$12.60		$12.73		$12.33	$12.23

Net investment income(a)	0.21		0.22		0.24		0.27	0.31
Net realized and unrealized gain (loss)	0.19		0.20		(0.13)		0.40	0.10

Net increase from investment operations	0.40		0.42		0.11		0.67	0.41

Distributions(b)
From net investment income	(0.21)		(0.22)		(0.24)		(0.27)	(0.31)
From net realized gain	(0.24)		(0.04)		—		—	—

Total distributions	(0.45)		(0.26)		(0.24)		(0.27)	(0.31)

Net asset value, end of year	$12.71		$12.76		$12.60		$12.73	$12.33

Total Return(c)
Based on net asset value	3.24%		3.33%		0.87%		5.51%	3.38%

Ratios to Average Net Assets(d)
Total expenses	1.63	%(e)	1.57	%(e)	1.61	%(e)	1.70%	1.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.61%		1.54%		1.54%		1.64%	1.64%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees, and amortization of offering costs(f)	1.44%		1.44%		1.46%		1.60%	1.60%

Net investment income	1.70%		1.70%		1.89%		2.14%	2.52%

Supplemental Data
Net assets, end of year (000)	$150,543		$124,032		$112,978		$103,993	$67,789

Borrowings outstanding, end of year (000)	$253,167		$141,267		$60,642		$40,310	$69,453

Portfolio turnover rate	126%		129%		142%		119%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.02%	0.01%	0.01%	—%	—%

(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

68	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)

	Investor C1

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$12.76	$12.60	$12.73	$12.33	$12.23

Net investment income(a)	0.26	0.27	0.29	0.32	0.36
Net realized and unrealized gain (loss)	0.19	0.20	(0.13)	0.40	0.10

Net increase from investment operations	0.45	0.47	0.16	0.72	0.46

Distributions(b)
From net investment income	(0.26)	(0.27)	(0.29)	(0.32)	(0.36)
From net realized gain	(0.24)	(0.04)	—	—	—

Total distributions	(0.50)	(0.31)	(0.29)	(0.32)	(0.36)

Net asset value, end of year	$12.71	$12.76	$12.60	$12.73	$12.33

Total Return(c)
Based on net asset value	3.68%	3.75%	1.27%	5.90%	3.76%

Ratios to Average Net Assets(d)
Total expenses(e)	1.23%	1.17%	1.21%	1.30%	1.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.21%	1.14%	1.14%	1.27%	1.27%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees, and amortization of offering costs(f)	1.04%	1.04%	1.06%	1.23%	1.23%

Net investment income	2.05%	2.10%	2.27%	2.56%	2.89%

Supplemental Data
Net assets, end of year (000)	$202	$2,478	$2,760	$15,180	$15,873

Borrowings outstanding, end of year (000)	$253,167	$141,267	$60,642	$40,310	$69,453

Portfolio turnover rate	126%	129%	142%	119%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.02%	0.01%	0.01%	—%	—%

(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Expense ratios	1.21%	1.17%	N/A	N/A	N/A

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)

	Class K
	Year Ended 05/31/19	Period from 01/25/18 (a) to 05/31/18

Net asset value, beginning of period	$12.76	$12.71

Net investment income(b)	0.34	0.11
Net realized and unrealized gain	0.19	0.06

Net increase from investment operations	0.53	0.17

Distributions(c)
From net investment income	(0.34)	(0.12)
From net realized gain	(0.24)	—

Total distributions	(0.58)	(0.12)

Net asset value, end of period	$12.71	$12.76

Total Return(d)
Based on net asset value	4.33%	1.31	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.58%	0.54	%(g)(h)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.56%	0.49	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees, and amortization of offering costs(i)	0.39%	0.39	%(g)

Net investment income	2.71%	2.76	%(g)

Supplemental Data
Net assets, end of period (000)	$113,480	$36,441

Borrowings outstanding, end of period (000)	$253,167	$141,267

Portfolio turnover rate	126%	129%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended 05/31/19	Period from 01/25/18 (a) to 05/31/18
Investments in underlying funds	0.02%	0.01%

(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.54%.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

70	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund

	Institutional

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.05	$11.05	$11.38	$11.01	$11.09

Net investment income(a)	0.40	0.40	0.39	0.40	0.41
Net realized and unrealized gain (loss)	0.25	0.00 (b)	(0.33)	0.37	(0.08)

Net increase from investment operations	0.65	0.40	0.06	0.77	0.33

Distributions from net investment income(c)	(0.40)	(0.40)	(0.39)	(0.40)	(0.41)

Net asset value, end of year	$11.30	$11.05	$11.05	$11.38	$11.01

Total Return(d)
Based on net asset value	6.05%	3.69%	0.56%	7.13%	2.93%

Ratios to Average Net Assets(e)
Total expenses	0.85%	0.84%	0.80%	0.81%	0.84%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.65%	0.64%	0.66%	0.75%	0.77%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.52%	0.54%	0.61%	0.72%	0.74%

Net investment income	3.65%	3.60%	3.51%	3.58%	3.62%

Supplemental Data
Net assets, end of year (000)	$178,716	$152,759	$141,585	$135,174	$115,135

Borrowings outstanding, end of year (000)	$16,419	$16,419	$9,281	$9,281	$7,231

Portfolio turnover rate	15%	16%	21%	7%	14%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	—%	0.01%	—%	—%

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)

	Service

	Year Ended May 31,
	2019	2018		2017	2016	2015

Net asset value, beginning of year	$11.05	$11.05		$11.38	$11.01	$11.09

Net investment income(a)	0.37	0.37		0.36	0.38	0.39
Net realized and unrealized gain (loss)	0.25	(0.00	)(b)	(0.32)	0.38	(0.08)

Net increase from investment operations	0.62	0.37		0.04	0.76	0.31

Distributions from net investment income(c)	(0.37)	(0.37)		(0.37)	(0.39)	(0.39)

Net asset value, end of year	$11.30	$11.05		$11.05	$11.38	$11.01

Total Return(d)
Based on net asset value	5.79%	3.43%		0.36%	7.00%	2.83%

Ratios to Average Net Assets(e)
Total expenses	1.08%	1.09%		1.05%	1.05%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.90%	0.89%		0.86%	0.87%	0.86%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.77%	0.79%		0.82%	0.84%	0.84%

Net investment income	3.34%	3.35%		3.27%	3.43%	3.53%

Supplemental Data
Net assets, end of year (000)	$7,874	$7,921		$9,594	$10,514	$17,654

Borrowings outstanding, end of year (000)	$16,419	$16,419		$9,281	$9,281	$7,231

Portfolio turnover rate	15%	16%		21%	7%	14%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	—%	0.01%	—%	—%

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

72	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)

	Investor A

	Year Ended May 31,
	2019	2018		2017	2016	2015

Net asset value, beginning of year	$11.06	$11.06		$11.39	$11.02	$11.10

Net investment income(a)	0.37	0.37		0.37	0.38	0.39
Net realized and unrealized gain (loss)	0.25	(0.00	)(b)	(0.33)	0.38	(0.08)

Net increase from investment operations	0.62	0.37		0.04	0.76	0.31

Distributions from net investment income(c)	(0.37)	(0.37)		(0.37)	(0.39)	(0.39)

Net asset value, end of year	$11.31	$11.06		$11.06	$11.39	$11.02

Total Return(d)
Based on net asset value	5.79%	3.43%		0.36%	6.99%	2.83%

Ratios to Average Net Assets(e)
Total expenses	1.05%	1.02%		0.99%	0.99%	0.98%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.90%	0.89%		0.86%	0.87%	0.86%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.77%	0.79%		0.82%	0.84%	0.84%

Net investment income	3.39%	3.35%		3.29%	3.44%	3.52%

Supplemental Data
Net assets, end of year (000)	$90,055	$72,565		$77,920	$81,164	$66,469

Borrowings outstanding, end of year (000)	$16,419	$16,419		$9,281	$9,281	$7,231

Portfolio turnover rate	15%	16%		21%	7%	14%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	—%	0.01%	—%	—%

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)

	Investor A1

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.06	$11.07	$11.39	$11.02	$11.10

Net investment income(a)	0.39	0.39	0.38	0.40	0.41
Net realized and unrealized gain (loss)	0.25	(0.01)	(0.32)	0.37	(0.08)

Net increase from investment operations	0.64	0.38	0.06	0.77	0.33

Distributions from net investment income(b)	(0.39)	(0.39)	(0.38)	(0.40)	(0.41)

Net asset value, end of year	$11.31	$11.06	$11.07	$11.39	$11.02

Total Return(c)
Based on net asset value	5.95%	3.49%	0.59%	7.12%	2.95%

Ratios to Average Net Assets(d)
Total expenses	0.88%	0.87%	0.83%	0.83%	0.83%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.74%	0.74%	0.72%	0.75%	0.74%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(e)	0.62%	0.64%	0.68%	0.72%	0.72%

Net investment income	3.54%	3.50%	3.43%	3.57%	3.65%

Supplemental Data
Net assets, end of year (000)	$19,760	$20,534	$22,697	$26,092	$29,707

Borrowings outstanding, end of year (000)	$16,419	$16,419	$9,281	$9,281	$7,231

Portfolio turnover rate	15%	16%	21%	7%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	—%	0.01%	—%	—%

(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

74	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)

	Investor C

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.05	$11.05	$11.38	$11.00	$11.08

Net investment income(a)	0.29	0.29	0.28	0.30	0.31
Net realized and unrealized gain (loss)	0.25	0.00 (b)	(0.33)	0.38	(0.08)

Net increase from investment operations	0.54	0.29	(0.05)	0.68	0.23

Distributions from net investment income(c)	(0.29)	(0.29)	(0.28)	(0.30)	(0.31)

Net asset value, end of year	$11.30	$11.05	$11.05	$11.38	$11.00

Total Return(d)
Based on net asset value	5.00%	2.65%	(0.41)%	6.28%	2.04%

Ratios to Average Net Assets(e)
Total expenses	1.79%	1.78%	1.73%	1.73%	1.73%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.64%	1.64%	1.62%	1.64%	1.63%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	1.52%	1.54%	1.57%	1.61%	1.61%

Net investment income	2.64%	2.60%	2.53%	2.67%	2.75%

Supplemental Data
Net assets, end of year (000)	$31,234	$29,509	$29,276	$30,810	$28,614

Borrowings outstanding, end of year (000)	$16,419	$16,419	$9,281	$9,281	$7,231

Portfolio turnover rate	15%	16%	21%	7%	14%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	—%	0.01%	—%	—%

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)

	Investor C1

	Year Ended May 31,
	2019	2018		2017	2016	2015

Net asset value, beginning of year	$11.05	$11.05		$11.38	$11.01	$11.09

Net investment income(a)	0.34	0.34		0.33	0.34	0.35
Net realized and unrealized gain (loss)	0.25	(0.00	)(b)	(0.33)	0.37	(0.08)

Net increase from investment operations	0.59	0.34		—	0.71	0.27

Distributions from net investment income(c)	(0.34)	(0.34)		(0.33)	(0.34)	(0.35)

Net asset value, end of year	$11.30	$11.05		$11.05	$11.38	$11.01

Total Return(d)
Based on net asset value	5.45%	3.08%		(0.01)%	6.59%	2.43%

Ratios to Average Net Assets(e)
Total expenses	1.39%	1.37%		1.32%	1.32%	1.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.23%	1.22%		1.23%	1.26%	1.25%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	1.10%	1.12%		1.18%	1.23%	1.23%

Net investment income	3.10%	3.02%		2.92%	3.05%	3.14%

Supplemental Data
Net assets, end of year (000)	$23	$1,350		$1,403	$7,815	$7,981

Borrowings outstanding, end of year (000)	$16,419	$16,419		$9,281	$9,281	$7,231

Portfolio turnover rate	15%	16%		21%	7%	14%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	—%	0.01%	—%	—%

(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

76	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund

	Class K
	Year Ended 05/31/19	Period from 01/25/18 (a) to 05/31/18

Net asset value, beginning of period	$11.04	$11.11

Net investment income(b)	0.41	0.14
Net realized and unrealized gain (loss)	0.26	(0.07)

Net increase from investment operations	0.67	0.07

Distributions from net investment income(c)	(0.41)	(0.14)

Net asset value, end of period	$11.30	$11.04

Total Return(d)
Based on net asset value	6.20%	0.66	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.75%	0.74	%(g)(h)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.60%	0.57	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(i)	0.47%	0.47	%(g)

Net investment income	3.70%	3.88	%(g)

Supplemental Data
Net assets, end of period (000)	$1,660	$1,776

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$16,419	$16,419

Portfolio turnover rate	15%	16%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended 05/31/19	Period from 01/25/18 (a) to 05/31/18
Investments in underlying funds	0.01%	—%

(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.74%.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund

	Institutional

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.98	$11.21	$11.58	$11.31	$11.21

Net investment income(a)	0.43	0.45	0.46	0.46	0.46
Net realized and unrealized gain (loss)	0.13	(0.23)	(0.37)	0.27	0.10

Net increase from investment operations	0.56	0.22	0.09	0.73	0.56

Distributions from net investment income(b)	(0.43)	(0.45)	(0.46)	(0.46)	(0.46)

Net asset value, end of year	$11.11	$10.98	$11.21	$11.58	$11.31

Total Return(c)
Based on net asset value	5.22%	2.02%	0.81%	6.59%	5.02%

Ratios to Average Net Assets
Total expenses	1.04%	0.97%	0.95%	0.87%	0.87%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.84%	0.78%	0.78%	0.79%	0.78%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(d)	0.54%	0.55%	0.61%	0.71%	0.71%

Net investment income	3.93%	4.06%	4.05%	4.04%	4.01%

Supplemental Data
Net assets, end of year (000)	$379,911	$356,315	$298,557	$327,314	$321,896

Borrowings outstanding, end of year (000)	$64,404	$70,199	$59,064	$49,627	$46,127

Portfolio turnover rate	23%	17%	18%	19%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

78	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)

	Service

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.99	$11.22	$11.59	$11.31	$11.22

Net investment income(a)	0.40	0.42	0.43	0.44	0.44
Net realized and unrealized gain (loss)	0.14	(0.23)	(0.37)	0.28	0.09

Net increase from investment operations	0.54	0.19	0.06	0.72	0.53

Distributions from net investment income(b)	(0.40)	(0.42)	(0.43)	(0.44)	(0.44)

Net asset value, end of year	$11.13	$10.99	$11.22	$11.59	$11.31

Total Return(c)
Based on net asset value	5.05%	1.76%	0.59%	6.50%	4.73%

Ratios to Average Net Assets
Total expenses	1.26%	1.19%	1.13%	1.12%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.09%	1.03%	1.00%	0.97%	0.96%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(d)	0.79%	0.80%	0.83%	0.89%	0.89%

Net investment income	3.67%	3.81%	3.84%	3.85%	3.83%

Supplemental Data
Net assets, end of year (000)	$2,080	$1,783	$1,427	$1,217	$8,636

Borrowings outstanding, end of year (000)	$64,404	$70,199	$59,064	$49,627	$46,127

Portfolio turnover rate	23%	17%	18%	19%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)

	Investor A

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.99	$11.22	$11.59	$11.32	$11.23

Net investment income(a)	0.40	0.42	0.43	0.44	0.44
Net realized and unrealized gain (loss)	0.14	(0.23)	(0.37)	0.27	0.09

Net increase from investment operations	0.54	0.19	0.06	0.71	0.53

Distributions from net investment income(b)	(0.40)	(0.42)	(0.43)	(0.44)	(0.44)

Net asset value, end of year	$11.13	$10.99	$11.22	$11.59	$11.32

Total Return(c)
Based on net asset value	5.05%	1.76%	0.59%	6.40%	4.73%

Ratios to Average Net Assets
Total expenses	1.19%	1.16%	1.11%	1.04%	1.02%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.09%	1.03%	1.00%	0.97%	0.96%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(d)	0.79%	0.80%	0.83%	0.89%	0.89%

Net investment income	3.67%	3.82%	3.83%	3.85%	3.83%

Supplemental Data
Net assets, end of year (000)	$110,756	$98,414	$130,405	$88,994	$64,720

Borrowings outstanding, end of year (000)	$64,404	$70,199	$59,064	$49,627	$46,127

Portfolio turnover rate	23%	17%	18%	19%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

80	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)

	Investor A1

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.00	$11.22	$11.60	$11.33	$11.23

Net investment income(a)	0.42	0.44	0.45	0.46	0.46
Net realized and unrealized gain (loss)	0.13	(0.22)	(0.38)	0.27	0.10

Net increase from investment operations	0.55	0.22	0.07	0.73	0.56

Distributions from net investment income(b)	(0.42)	(0.44)	(0.45)	(0.46)	(0.46)

Net asset value, end of year	$11.13	$11.00	$11.22	$11.60	$11.33

Total Return(c)
Based on net asset value	5.11%	2.01%	0.66%	6.57%	5.00%

Ratios to Average Net Assets
Total expenses	1.05%	0.98%	0.94%	0.87%	0.86%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.94%	0.88%	0.85%	0.81%	0.80%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(d)	0.64%	0.65%	0.68%	0.73%	0.73%

Net investment income	3.83%	3.96%	3.99%	4.02%	4.00%

Supplemental Data
Net assets, end of year (000)	$10,502	$13,763	$15,266	$16,030	$16,548

Borrowings outstanding, end of year (000)	$64,404	$70,199	$59,064	$49,627	$46,127

Portfolio turnover rate	23%	17%	18%	19%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)

	Investor C

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.99	$11.22	$11.59	$11.32	$11.22

Net investment income(a)	0.32	0.34	0.35	0.35	0.35
Net realized and unrealized gain (loss)	0.13	(0.23)	(0.37)	0.27	0.10

Net increase (decrease) from investment operations	0.45	0.11	(0.02)	0.62	0.45

Distributions from net investment income(b)	(0.32)	(0.34)	(0.35)	(0.35)	(0.35)

Net asset value, end of year	$11.12	$10.99	$11.22	$11.59	$11.32

Total Return(c)
Based on net asset value	4.18%	1.01%	(0.17)%	5.57%	4.01%

Ratios to Average Net Assets
Total expenses	1.95%	1.87%	1.84%	1.76%	1.75%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.84%	1.78%	1.76%	1.76%	1.74%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(d)	1.54%	1.54%	1.59%	1.68%	1.68%

Net investment income	2.93%	3.06%	3.08%	3.07%	3.04%

Supplemental Data
Net assets, end of year (000)	$29,936	$32,105	$33,427	$34,195	$28,972

Borrowings outstanding, end of year (000)	$64,404	$70,199	$59,064	$49,627	$46,127

Portfolio turnover rate	23%	17%	18%	19%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

82	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)

	Investor C1

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$10.98	$11.21	$11.58	$11.31	$11.21

Net investment income(a)	0.36	0.39	0.39	0.40	0.39
Net realized and unrealized gain (loss)	0.13	(0.23)	(0.37)	0.27	0.10

Net increase from investment operations	0.49	0.16	0.02	0.67	0.49

Distributions from net investment income(b)	(0.36)	(0.39)	(0.39)	(0.40)	(0.39)

Net asset value, end of year	$11.11	$10.98	$11.21	$11.58	$11.31

Total Return(c)
Based on net asset value	4.62%	1.42%	0.23%	6.01%	4.45%

Ratios to Average Net Assets
Total expenses	1.52%	1.47%	1.44%	1.36%	1.35%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.41%	1.36%	1.36%	1.34%	1.33%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(d)	1.11%	1.14%	1.19%	1.26%	1.26%

Net investment income	3.31%	3.48%	3.47%	3.49%	3.46%

Supplemental Data
Net assets, end of year (000)	$8	$1,580	$1,575	$4,528	$4,735

Borrowings outstanding, end of year (000)	$64,404	$70,199	$59,064	$49,627	$46,127

Portfolio turnover rate	23%	17%	18%	19%	18%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)

	Class K
	Year Ended 05/31/19	Period from 01/25/18 (a) to 05/31/18

Net asset value, beginning of period	$10.98	$11.07

Net investment income(b)	0.43	0.15
Net realized and unrealized gain (loss)	0.13	(0.09)

Net increase from investment operations	0.56	0.06

Distributions from net investment income(c)	(0.43)	(0.15)

Net asset value, end of period	$11.11	$10.98

Total Return(d)
Based on net asset value	5.28%	0.60	%(e)

Ratios to Average Net Assets
Total expenses	0.90%	0.84	%(f)(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.79%	0.72	%(f)

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(h)	0.49%	0.49	%(f)

Net investment income	3.98%	4.41	%(f)

Supplemental Data
Net assets, end of period (000)	$2,329	$2,488

Borrowings outstanding, end of period (000)	$64,404	$70,199

	23%	17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.84%.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

84	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund

	Institutional

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.75	$11.57	$11.79	$11.24	$11.35

Net investment income(a)	0.35	0.33	0.31	0.31	0.32
Net realized and unrealized gain (loss)	0.14	0.18	(0.07)	0.55	(0.07)

Net increase from investment operations	0.49	0.51	0.24	0.86	0.25

Distributions(b)
From net investment income	(0.35)	(0.33)	(0.31)	(0.31)	(0.32)
From net realized gain	(0.19)	—	(0.15)	—	(0.04)

Total distributions	(0.54)	(0.33)	(0.46)	(0.31)	(0.36)

Net asset value, end of year	$11.70	$11.75	$11.57	$11.79	$11.24

Total Return(c)
Based on net asset value	4.41%	4.47%	2.13%	7.76%	2.13%

Ratios to Average Net Assets(d)
Total expenses	0.82%	0.81%	0.74%	0.72%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.77%	0.75%	0.69%	0.67%	0.64%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees and amortization of offering costs(e)	0.55%	0.57%	0.57%	0.59%	0.59%

Net investment income	3.05%	2.83%	2.71%	2.69%	2.82%

Supplemental Data
Net assets, end of year (000)	$8,539,776	$5,791,442	$3,512,455	$3,197,986	$2,186,540

Borrowings outstanding, end of year (000)	$960,205	$767,480	$526,645	$412,485	$298,790

Portfolio turnover rate	68%	145%	171%	174%	185%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)

	Investor A

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.74	$11.56	$11.78	$11.23	$11.35

Net investment income(a)	0.33	0.31	0.29	0.28	0.28
Net realized and unrealized gain (loss)	0.14	0.18	(0.07)	0.55	(0.07)

Net increase from investment operations	0.47	0.49	0.22	0.83	0.21

Distributions(b)
From net investment income	(0.33)	(0.31)	(0.29)	(0.28)	(0.29)
From net realized gain	(0.19)	—	(0.15)	—	(0.04)

Total distributions	(0.52)	(0.31)	(0.44)	(0.28)	(0.33)

Net asset value, end of year	$11.69	$11.74	$11.56	$11.78	$11.23

Total Return(c)
Based on net asset value	4.17%	4.26%	1.92%	7.62%	1.81%

Ratios to Average Net Assets(d)
Total expenses	1.05%	1.02%	0.95%	0.94%	0.92%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%	0.96%	0.90%	0.89%	0.87%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees and amortization of offering costs(e)	0.78%	0.78%	0.78%	0.80%	0.82%

Net investment income	2.82%	2.63%	2.50%	2.47%	2.59%

Supplemental Data
Net assets, end of year (000)	$1,846,094	$1,441,879	$1,049,555	$1,111,770	$801,753

Borrowings outstanding, end of year (000)	$960,205	$767,480	$526,645	$412,485	$298,790

Portfolio turnover rate	68%	145%	171%	174%	185%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

86	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)

	Investor A1

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.75	$11.56	$11.79	$11.23	$11.35

Net investment income(a)	0.35	0.32	0.31	0.30	0.31
Net realized and unrealized gain (loss)	0.14	0.19	(0.09)	0.56	(0.09)

Net increase from investment operations	0.49	0.51	0.22	0.86	0.22

Distributions(b)
From net investment income	(0.35)	(0.32)	(0.30)	(0.30)	(0.30)
From net realized gain	(0.19)	—	(0.15)	—	(0.04)

Total distributions	(0.54)	(0.32)	(0.45)	(0.30)	(0.34)

Net asset value, end of year	$11.70	$11.75	$11.56	$11.79	$11.23

Total Return(c)
Based on net asset value	4.33%	4.49%	1.98%	7.78%	1.94%

Ratios to Average Net Assets(d)
Total expenses	0.90%	0.88%	0.81%	0.79%	0.78%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.84%	0.83%	0.76%	0.74%	0.73%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees and amortization of offering costs(e)	0.62%	0.64%	0.64%	0.66%	0.68%

Net investment income	2.99%	2.77%	2.64%	2.65%	2.70%

Supplemental Data
Net assets, end of year (000)	$27,606	$29,233	$30,691	$33,472	$34,264

Borrowings outstanding, end of year (000)	$960,205	$767,480	$526,645	$412,485	$298,790

Portfolio turnover rate	68%	145%	171%	174%	185%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)

	Investor C

	Year Ended May 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.75	$11.56	$11.79	$11.23	$11.35

Net investment income(a)	0.24	0.22	0.20	0.20	0.20
Net realized and unrealized gain (loss)	0.14	0.19	(0.08)	0.56	(0.08)

Net increase from investment operations	0.38	0.41	0.12	0.76	0.12

Distributions(b)
From net investment income	(0.24)	(0.22)	(0.20)	(0.20)	(0.20)
From net realized gain	(0.19)	—	(0.15)	—	(0.04)

Total distributions	(0.43)	(0.22)	(0.35)	(0.20)	(0.24)

Net asset value, end of year	$11.70	$11.75	$11.56	$11.79	$11.23

Total Return(c)
Based on net asset value	3.39%	3.54%	1.05%	6.80%	1.03%

Ratios to Average Net Assets(d)
Total expenses	1.81%	1.79%	1.72%	1.70%	1.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.75%	1.73%	1.67%	1.65%	1.64%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees and amortization of offering costs(e)	1.53%	1.55%	1.55%	1.57%	1.58%

Net investment income	2.07%	1.86%	1.73%	1.72%	1.80%

Supplemental Data
Net assets, end of year (000)	$307,887	$269,156	$251,966	$262,800	$205,674

Borrowings outstanding, end of year (000)	$960,205	$767,480	$526,645	$412,485	$298,790

Portfolio turnover rate	68%	145%	171%	174%	185%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended May 31,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

88	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)

	Class K
	Year Ended 05/31/19	Period from 01/25/18 (a) to 05/31/18

Net asset value, beginning of period	$11.75	$11.73

Net investment income(b)	0.36	0.11
Net realized and unrealized gain (loss)	0.14	0.02

Net increase from investment operations	0.50	0.13

Distributions(c)
From net investment income	(0.36)	(0.11)
From net realized gain	(0.19)	—

Total distributions	(0.55)	(0.11)

Net asset value, end of period	$11.70	$11.75

Total Return(d)
Based on net asset value	4.47%	1.16	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.76%	0.74	%(g)(h)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.71%	0.68	%(h)

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees and amortization of offering costs(i)	0.48%	0.50	%(h)

Net investment income	3.11%	3.20	%(h)

Supplemental Data
Net assets, end of period (000)	$126,051	$63,971

Borrowings outstanding, end of period (000)	$960,205	$767,480

Portfolio turnover rate	68%	145%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	For the Year Ended 05/31/19	Period from 01/25/18 (a) to 05/31/18
Investments in underlying funds	0.01%	0.01%

(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.74%.
(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Notes to Financial Statements

1.	ORGANIZATION

BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust (each, a “Trust” or collectively, the “Trusts”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” and individually as a “Fund”:

Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock California Municipal Series Trust	BlackRock California Municipal Opportunities Fund	California Municipal Opportunities	Diversified
BlackRock Multi-State Municipal Series Trust	BlackRock New Jersey Municipal Bond Fund	New Jersey Municipal Bond	Non-diversified
	BlackRock Pennsylvania Municipal Bond Fund	Pennsylvania Municipal Bond	Non-diversified
BlackRock Municipal Series Trust	BlackRock Strategic Municipal Opportunities Fund	Strategic Municipal Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 and C1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans and, for California Municipal Opportunities only, fee based programs previously approved by the Fund. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A distribution and service plan). Effective November 8, 2018, each Fund adopted an automatic conversion feature whereby Investor C and C1 Shares held for approximately ten years will be automatically converted into Investor A Shares and, thereafter, investors will be subject to lower ongoing fees.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service and Class K Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes		To Investor A Shares after approximately 10 years
Investor C1 Shares	No		No	(d)	To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans or, for California Municipal Opportunities only, fee based programs previously approved by the Fund, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders and, for California Municipal Opportunities only, fee based programs previously approved by the Fund.

(d)

A CDSC of 1.00% is assessed on certain redemptions of Investor C1 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders, and for California Municipal Opportunities only, fee based programs previously approved by the Fund.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

90	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board effective January 1, 2019, the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance on the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements  (continued)

in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments, When-Issued and Delayed Delivery Securities: Certain funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a fund. A fund typically invests the cash received in additional municipal bonds.

92	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a fund’s payable to the holder of the TOB Trust Certificates or the Liquidity Provider, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates or Loan for TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

	Interest Expense	Liquidity Fees	Other Expenses	Total
California Municipal Opportunities	$3,344,613	$900,661	$253,602	$4,498,876
New Jersey Municipal Bond	261,793	67,199	39,953	368,945
Pennsylvania Municipal Bond	1,088,977	330,050	83,344	1,502,371
Strategic Municipal Opportunities	14,671,380	4,128,171	1,270,170	20,069,721

For the year ended May 31, 2019, the following table is a summary of each fund’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts (a)	Liability for TOB Trust Certificates (b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
California Municipal Opportunities	$597,384,174	$253,167,157	1.37% — 1.67%	$210,324,729	2.13%
New Jersey Municipal Bond	28,741,619	16,418,726	1.42% — 1.57%	16,418,726	2.25
Pennsylvania Municipal Bond	123,352,661	64,404,012	1.42% — 1.60%	69,503,342	2.15
Strategic Municipal Opportunities	1,527,563,286	960,204,952	1.38% — 1.67%	936,476,326	2.14

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a fund invests in a TOB Trust on a recourse basis, a fund enters into a reimbursement agreement with the Liquidity Provider where a fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a fund invests in a recourse TOB Trust, a fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a fund at May 31, 2019, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at May 31, 2019.

For the year ended May 31, 2019, the following table is a summary of each fund’s Loan for TOB Trust Certificates:

	Loans Outstanding at Period End	Range of Interest Rates on Loans at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
California Municipal Opportunities	$—	—%	$545,977	0.68%
Pennsylvania Municipal Bond	—	—	372,495	0.78
Strategic Municipal Opportunities	—	—	618,425	0.81

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements  (continued)

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Trust, on behalf of its Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees
Average Daily Net Assets	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
First $1 Billion	0.38%	0.52%	0.52%	0.55%
$1 Billion — $3 Billion	0.36	0.49	0.49	0.52
$3 Billion — $5 Billion	0.34	0.47	0.47	0.50
$5 Billion — $10 Billion	0.33	0.45	0.45	0.48
Greater than $10 Billion	0.32	0.44	0.44	0.47

Service and Distribution Fees: Each Trust, on behalf of its Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fees
	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Service	—%	0.25%	0.25%	—%
Investor A	0.25	0.25	0.25	0.25
Investor A1	0.10	0.10	0.10	0.10
Investor C	0.25	0.25	0.25	0.25
Investor C1	0.25	0.25	0.25	—

	Distribution Fees
	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	0.35	0.35	0.35	—

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended May 31, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Service and Distribution Fees	Service	Investor A	Investor A1	Investor C	Investor C1	Total
California Municipal Opportunities	$—	$1,908,583	$114,010	$1,358,510	$7,060	$3,388,163
New Jersey Municipal Bond	18,954	194,536	19,821	292,837	3,661	529,809
Pennsylvania Municipal Bond	4,295	246,622	11,679	303,126	4,416	570,138
Strategic Municipal Opportunities	—	4,038,595	28,174	2,859,094	—	6,925,863

94	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2019, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Class C	Total
New Jersey Municipal Bond	$128,816	$—	$—	$—	$128,816
Pennsylvania Municipal Bond	456,057	—	—	43	456,100
Strategic Municipal Opportunities	990,881	—	79	—	990,960

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2019, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor A1	Investor C	Investor C1	Class K	Total
California Municipal Opportunities	$3,456	$—	$3,625	$2,009	$717	$58	$132	$9,997
New Jersey Municipal Bond	547	1,693	844	469	340	58	—	3,951
Pennsylvania Municipal Bond	853	64	1,149	590	467	20	—	3,143
Strategic Municipal Opportunities	14,692	—	8,751	238	2,048	—	180	25,909

For the year ended May 31, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Service	Investor A	Investor A1	Investor C	Investor C1	Class K	Total
California Municipal Opportunities	$654,279	$—	$403,264	$38,496	$72,623	$360	$1,218	$1,170,240
New Jersey Municipal Bond	175,422	7,019	48,303	8,694	15,550	212	144	255,344
Pennsylvania Municipal Bond	533,672	2,219	55,169	7,755	20,101	178	195	619,289
Strategic Municipal Opportunities	4,932,983	—	791,293	11,417	149,083	—	6,058	5,890,834

Other Fees: For the year ended May 31, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Investor A	$18,853	$5,909	$8,308	$54,203

For the year ended May 31, 2019, affiliates received CDSCs as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Investor A	$84,829	$20,563	30,633	$379,611
Investor A1	—	—	38	—
Investor C	22,716	1,743	1,554	42,971

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to Strategic Municipal Opportunities, the Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.05% of the Fund’s average daily net assets through September 30, 2019. The agreement may be terminated upon 90 days’ notice by a majority of trustees of BlackRock Municipal Series Trust who are not ‘‘interested persons’’ of the Fund, as defined in the 1940 Act (‘‘Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended May 31, 2019, the Manager waived $4,549,085 which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2019, the amounts waived were as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Amount waived	$128,765	$10,522	$6,066	$172,034

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through September 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements  (continued)

For the year ended May 31, 2019, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

	California Municipal Opportunities	Strategic Municipal Opportunities
Amount waived	$193,330	$403,285

The Funds have incurred expenses in connection with the realignment and consolidation of the boards of trustees of certain BlackRock-advised funds. The Manager has voluntarily agreed to reimburse certain Funds for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

For the year ended May 31, 2019, the amounts reimbursed were as follows:

	California Municipal Opportunities	Strategic Municipal Opportunities
Amount reimbursed	$17,524	$72,628

With respect to California Municipal Opportunities, New Jersey Municipal Bond and Pennsylvania Municipal Bond, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The current expense limitations as a percentage of average daily net assets are as follows:

Share Class	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond
Institutional	0.44%	0.52%	0.54%
Service	—	0.77	0.79
Investor A	0.69	0.77	0.79
Investor A1	0.54	0.62	0.64
Investor C	1.44	1.52	1.54
Investor C1	1.04	1.12	1.14
Class K	0.39	0.47	0.49

The Manager has agreed not to reduce or discontinue these contractual expense limitations through September 30, 2019, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the applicable Fund.

In addition, the following Funds had a waiver of investment advisory fees, which are included in fees waived and/or reimbursed by Manager in the Statements of Operations. For the year ended May 31, 2019, the amounts waived were as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond
Amount waived	$120,348	$410,866	$468,656

For the year ended May 31, 2019, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Amount reimbursed	$28,599	$3,318	$5,728	$99,934

For the year ended May 31, 2019, the amounts included in transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations were as follows:

	Institutional	Service	Investor A	Investor A1	Investor C	Investor C1	Class K	Total
California Municipal Opportunities	$246	$—	$14,994	$—	$4,218	$26	$822	$20,306
New Jersey Municipal Bond	95,329	3,228	9,396	—	1,196	25	143	109,317
Pennsylvania Municipal Bond	355,541	1,360	5,845	1,916	4,953	21	194	369,830

With respect to the contractual expense limitation, if during California Municipal Opportunities’ fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the

96	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses for California Municipal Opportunities and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the year ended May 31, 2019, the Manager recouped the following class specific waivers and/or reimbursements previously recorded by California Municipal Opportunities:

Fund Level	$16,727
Institutional	167,558
Investor A	6,347
Investor A1	13,025
Investor C	2,007
Investor C1	238

On May 31, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring May 31,
	2020	2021
Fund Level	$151,796	$120,348
Institutional	51,237	246
Investor A	7,210	14,994
Investor C	10,578	4,218
Investor C1	599	26
Class K	—	822

The following fund level and class specific waivers and/or reimbursements previously recorded by California Municipal Opportunities, which were subject to recoupment by the Manager, expired on May 31, 2019:

Investor A	$23,850
Investor C	21,303
Investor C1	783

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended May 31, 2019, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trusts are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Trusts may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended May 31, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases
Strategic Municipal Opportunities	$8,235,063

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements  (continued)

7.	PURCHASES AND SALES

For the year ended May 31, 2019, purchases and sales of investments, excluding short-term securities, were as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Purchases	$4,474,710,832	$67,984,039	$151,532,329	$9,889,197,570
Sales	3,284,801,061	45,858,211	130,197,967	6,756,335,394

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended May 31, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to non-deductible expenses and the expiration of capital loss carryforwards were reclassified to the following accounts:

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Paid-in capital	$(23,150)	$(261,524)	$(740,323)	$(26,315)
Accumulated earnings	23,150	261,524	740,323	26,315

The tax character of distributions paid was as follows:

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Tax-exempt income
05/31/19	$63,921,330	$10,353,312	$19,196,801	$250,420,858
05/31/18	38,425,769	9,844,996	19,323,048	146,873,706
Ordinary income
05/31/19	20,969,717	11,693	4,632	51,518,375
05/31/18	2,859,682	50,119	35,924	13,621,821
Long-term capital gains
05/31/19	33,306,266	—	—	120,851,791
05/31/18	5,208,602	—	—	—

Total
05/31/19	$118,197,313	$10,365,005	$19,201,433	$422,791,024

05/31/18	$46,494,053	$9,895,115	$19,358,972	$160,495,527

98	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

As of period end, the tax components of accumulated earnings were as follows:

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Undistributed tax-exempt income	$—	$834,644	$—	$—
Undistributed ordinary income	1,822	3,750	7,205	28,064
Non-expiring capital loss carryforwards(a)	—	(5,580,654)	(15,414,729)	—
Net unrealized gains(b)	135,737,025	24,674,990	29,437,300	444,342,400
Qualified late-year losses(c)	(77,727,750)	—	—	(308,245,865)

	$58,011,097	$19,932,730	$14,029,776	$136,124,599

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default, the realization for tax purposes of unrealized gains/losses on certain futures contracts, the treatment of residual interests in tender option bond trusts and the deferral of compensation to trustees.

(c)	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Tax cost	$3,198,581,888	$300,432,489	$512,373,146	$10,388,420,101

Gross unrealized appreciation	$147,811,155	$25,292,440	$30,271,347	$459,602,852
Gross unrealized depreciation	(11,999,034)	(617,450)	(551,233)	(12,778,450)

Net unrealized appreciation	$135,812,121	$24,674,990	$29,720,114	$446,824,402

9.	BANK BORROWINGS

Each Trust, on behalf of its Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2019, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements  (continued)

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Counterparty Credit Risk: Certain Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Each Fund invests a substantial amount of its assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, California Municipal Opportunities invested a significant portion of its assets in securities in the county, city, health, special district, school district and utilities sector. Pennsylvania Municipal Bond invested a significant portion of their assets in securities in the health sector. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 05/31/19		Year Ended 05/31/18
BlackRock California Municipal Opportunities Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	115,908,754	$1,456,570,908	62,704,887	$795,369,501
Shares issued in reinvestment of distributions	4,793,829	59,951,733	1,712,582	21,717,935
Shares redeemed	(55,324,342)	(691,717,890)	(19,709,216)	(249,993,714)

Net increase	65,378,241	$824,804,751	44,708,253	$567,093,722

100	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 05/31/19		Year Ended 05/31/18
BlackRock California Municipal Opportunities Fund (continued)	Shares	Amount	Shares	Amount
Investor A
Shares sold	40,902,353	$514,860,620	23,708,717	$300,459,601
Shares issued in reinvestment of distributions	2,456,061	30,677,114	1,017,860	12,895,140
Shares redeemed	(18,780,774)	(235,673,424)	(10,047,996)	(127,293,969)

Net increase	24,577,640	$309,864,310	14,678,581	$186,060,772

Investor A1
Shares sold	218	$3,114	6,682	$85,173
Shares issued in reinvestment of distributions	246,117	3,077,643	158,985	2,014,908
Shares redeemed	(699,828)	(8,821,600)	(882,640)	(11,202,856)

Net decrease	(453,493)	$(5,740,843)	(716,973)	$(9,102,775)

Investor C
Shares sold	4,097,737	$51,632,420	2,785,365	$35,314,252
Shares issued in reinvestment of distributions	355,383	4,436,387	164,405	2,084,839
Shares redeemed	(2,330,412)	(29,269,082)	(2,199,443)	(27,882,829)

Net increase	2,122,708	$26,799,725	750,327	$9,516,262

Investor C1
Shares sold	—	$69	3	$43
Shares issued in reinvestment of distributions	1,970	24,887	4,988	63,236
Shares redeemed	(180,293)	(2,263,760)	(29,918)	(378,853)

Net decrease	(178,323)	$(2,238,804)	(24,927)	$(315,574)

			Period from 01/25/18 (a) to 05/31/18
Class K
Shares sold	8,156,044	$101,572,186	2,886,027	$36,762,023
Shares issued in reinvestment of distributions	170,426	2,135,970	4,983	63,455
Shares redeemed	(2,256,800)	(28,241,497)	(35,782)	(455,002)

Net increase	6,069,670	$75,466,659	2,855,228	$36,370,476

Total Net Increase	97,516,443	$1,228,955,798	62,250,489	$789,622,883

	Year Ended 05/31/19		Year Ended 05/31/18
BlackRock New Jersey Municipal Bond Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,493,677	$49,467,803	2,986,027	$33,221,276
Shares issued in reinvestment of distributions	308,429	3,399,468	263,189	2,913,995
Shares redeemed	(2,812,478)	(30,789,124)	(2,231,251)	(24,676,792)

Net increase	1,989,628	$22,078,147	1,017,965	$11,458,479

Service
Shares sold	47,225	$526,273	64,813	$723,671
Shares issued in reinvestment of distributions	21,785	239,932	21,946	243,003
Shares redeemed	(89,106)	(975,883)	(237,786)	(2,635,790)

Net decrease	(20,096)	$(209,678)	(151,027)	$(1,669,116)

Investor A
Shares sold	3,440,961	$37,829,122	1,690,680	$18,817,701
Shares issued in reinvestment of distributions	222,128	2,449,784	215,836	2,392,225
Shares redeemed	(2,262,696)	(24,740,736)	(2,386,935)	(26,536,296)

Net increase (decrease)	1,400,393	$15,538,170	(480,419)	$(5,326,370)

Investor A1
Shares sold	70	$762	5,619	$62,731
Shares issued in reinvestment of distributions	42,174	465,111	42,546	471,430
Shares redeemed	(151,921)	(1,669,810)	(242,642)	(2,686,771)

Net decrease	(109,677)	$(1,203,937)	(194,477)	$(2,152,610)

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements  (continued)

	Year Ended 05/31/19		Year Ended 05/31/18
BlackRock New Jersey Municipal Bond Fund (continued)	Shares	Amount	Shares	Amount

Investor C
Shares sold	750,824	$8,268,272	600,631	$6,658,287
Shares issued in reinvestment of distributions	59,723	657,763	57,477	636,275
Shares redeemed	(717,461)	(7,849,651)	(635,629)	(7,060,246)

Net increase	93,086	$1,076,384	22,479	$234,316

Investor C1
Shares sold	—	$(125)	2	$18
Shares issued in reinvestment of distributions	1,680	18,429	3,714	41,116
Shares redeemed	(121,889)	(1,315,730)	(8,454)	(93,933)

Net decrease	(120,209)	$(1,297,426)	(4,738)	$(52,799)

			Period from 01/25/18 (a) to 05/31/18
Class K
Shares sold	38,184	$422,503	167,712	$1,842,979
Shares issued in reinvestment of distributions	5,229	57,581	1,109	12,192
Shares redeemed	(57,195)	(632,450)	(8,042)	(88,544)

Net increase (decrease)	(13,782)	$(152,366)	160,779	$1,766,627

Total Net Increase	3,219,343	$35,829,294	370,562	$4,258,527

	Year Ended 05/31/19		Year Ended 05/31/18
BlackRock Pennsylvania Municipal Bond Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	9,419,819	$102,303,401	10,292,937	$114,183,689
Shares issued in reinvestment of distributions	500,787	5,456,679	385,158	4,259,533
Shares redeemed	(8,187,076)	(88,538,178)	(4,864,889)	(53,782,174)

Net increase	1,733,530	$19,221,902	5,813,206	$64,661,048

Service
Shares sold	87,159	$946,989	64,724	$715,640
Shares issued in reinvestment of distributions	5,707	62,276	5,211	57,766
Shares redeemed	(68,175)	(732,397)	(34,872)	(387,104)

Net increase	24,691	$276,868	35,063	$386,302

Investor A
Shares sold	3,381,545	$36,743,125	2,832,504	$31,578,196
Shares issued in reinvestment of distributions	308,066	3,359,167	352,373	3,913,032
Shares redeemed	(2,688,372)	(29,200,775)	(5,853,729)	(65,335,757)

Net increase (decrease)	1,001,239	$10,901,517	(2,668,852)	$(29,844,529)

Investor A1
Shares sold	16	$208	1,145	$12,791
Shares issued in reinvestment of distributions	23,489	256,039	26,510	294,145
Shares redeemed	(331,516)	(3,572,846)	(136,134)	(1,510,949)

Net decrease	(308,011)	$(3,316,599)	(108,479)	$(1,204,013)

Investor C
Shares sold	351,430	$3,835,593	398,592	$4,438,550
Shares issued in reinvestment of distributions	73,632	802,268	83,407	924,849
Shares redeemed	(655,353)	(7,117,874)	(540,400)	(5,993,761)

Net decrease	(230,291)	$(2,480,013)	(58,401)	$(630,362)

Investor C1
Shares sold	5	$(340)	—	$5
Shares issued in reinvestment of distributions	2,194	23,818	4,873	53,973
Shares redeemed	(145,368)	(1,554,847)	(1,488)	(16,603)

Net increase (decrease)	(143,169)	$(1,531,369)	3,385	$37,375

102	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 05/31/19		Period from 01/25/18 (a) to 05/31/18
BlackRock Pennsylvania Municipal Bond Fund (continued)	Shares	Amount	Shares	Amount
Class K
Shares sold	113,348	$1,232,815	229,838	$2,514,155
Shares issued in reinvestment of distributions	7,457	81,120	1,637	17,912
Shares redeemed	(137,868)	(1,487,711)	(4,841)	(52,889)

Net increase (decrease)	(17,063)	$(173,776)	226,634	$2,479,178

Total Net Increase	2,060,926	$22,898,530	3,242,556	$35,884,999

	Year Ended 05/31/19		Year Ended 05/31/18
BlackRock Strategic Municipal Opportunities Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	424,159,901	$4,902,103,070	246,959,050	$2,883,901,310
Shares issued in reinvestment of distributions	22,190,343	255,471,978	7,736,733	90,194,483
Shares redeemed	(209,250,857)	(2,408,474,429)	(65,457,559)	(763,801,344)

Net increase	237,099,387	$2,749,100,619	189,238,224	$2,210,294,449

Investor A
Shares sold	70,818,841	$819,966,183	50,862,911	$593,342,404
Shares issued in reinvestment of distributions	5,863,312	67,460,707	2,491,600	29,024,685
Shares redeemed	(41,574,543)	(479,087,785)	(21,362,682)	(249,126,409)

Net increase	35,107,610	$408,339,105	31,991,829	$373,240,680

Investor A1
Shares sold	14	$165	1,629	$19,104
Shares issued in reinvestment of distributions	72,985	840,116	43,179	502,806
Shares redeemed	(201,324)	(2,330,888)	(210,354)	(2,452,599)

Net decrease	(128,325)	$(1,490,607)	(165,546)	$(1,930,689)

Investor C
Shares sold	7,848,189	$90,763,176	5,485,639	$64,003,026
Shares issued in reinvestment of distributions	840,284	9,657,647	360,679	4,202,630
Shares redeemed	(5,278,387)	(61,026,197)	(4,722,846)	(55,051,676)

Net increase	3,410,086	$39,394,626	1,123,472	$13,153,980

			Period from 01/25/18 (a) to 05/31/18
Class K
Shares sold	7,541,691	$87,217,846	5,591,102	$65,377,205
Shares issued in reinvestment of distributions	297,854	3,428,548	19,055	222,912
Shares redeemed	(2,509,491)	(28,969,680)	(165,423)	(1,933,722)

Net increase	5,330,054	$61,676,714	5,444,734	$63,666,395

Total Net Increase	280,818,812	$3,257,020,457	227,632,713	$2,658,424,815

(a)	Commencement of operations.

As of May 31, 2019, shares owned by BlackRock Financial Management Inc., an affiliate of the Funds, were as follows:

Class K
California Municipal Opportunities	15,811
New Jersey Municipal Bond	18,124
Pennsylvania Municipal Bond	18,204
Strategic Municipal Opportunities	17,136

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statements of Assets and Liabilities, Statements of Changes in Net Assets and Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements  (continued)

Prior year distribution information and undistributed net investment income in the Statements of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended May 31, 2018 were classified as follows:

	Share Class	Net Investment Income	Net Realized Gain
California Municipal Opportunities	I	$23,475,635	$2,842,373
	A	12,510,916	1,604,174
	A1	3,201,830	389,919
	C	1,977,683	363,855
	C1	55,063	8,281
	K	64,324	—
New Jersey Municipal Bond	I	5,466,207	—
	Service	279,012	—
	A	2,579,621	—
	A1	756,468	—
	C	759,230	—
	C1	41,155	—
	K	13,422	—
Pennsylvania Municipal Bond	I	13,256,749	—
	Service	58,703	—
	A	4,371,905	—
	A1	578,208	—
	C	1,019,422	—
	C1	54,763	—
	K	19,222	—
Strategic Municipal Opportunities	I	122,949,305	—
	A	31,688,920	—
	A1	826,386	—
	C	4,744,212	—
	K	286,704	—

Undistributed net investment income as of May 31, 2018 was as follows:

Undistributed Net Investment Income
California Municipal Opportunities	$627,546
New Jersey Municipal Bond	873,153
Pennsylvania Municipal Bond	740,460
Strategic Municipal Opportunities	1,894,810

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

104	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund, and BlackRock Strategic Municipal Opportunities Fund and the Boards of Trustees of BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust, and BlackRock Municipal Series Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, and BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust (the “Funds”), including the schedules of investments, as of May 31, 2019, the related statements of operations for the year then ended, the statement of cash flows for BlackRock Pennsylvania Municipal Bond Fund for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2019, and the results of their operations and BlackRock Pennsylvania Municipal Bond Fund’s cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

July 23, 2019

We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information  (unaudited)

During the fiscal year ended May 31, 2019 the following information is provided with respect to the ordinary income distributions paid by the Funds:

	Payable Dates	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-US Residents(a)	June 2018 — December 2018	100.00%	100.00%	100.00%	100.00%
	January 2019 — May 2019	100.00	—	—	100.00

(a)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, California Municipal Opportunities Fund and Strategic Municipal Opportunities Fund distributed long-term capital gains of $0.160172 and $0.156083 per share to shareholders of record on December 6, 2018, respectively.

All other net investment income distributions paid by BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund and BlackRock Strategic Municipal Opportunities Fund qualify as tax-exempt interest dividends for federal income tax purposes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM / IMPORTANT TAX INFORMATION	105

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Richard E. Cavanagh 1946	Co-Chair of the Board and Trustee (Since 2019)	Director, The Guardian Life Insurance Company of America since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009); Director, Arch Chemicals (chemical and allied products) from 1999 to 2011; Trustee, Educational Testing Service from 1997 to 2009 and Chairman thereof from 2005 to 2009; Senior Advisor, The Fremont Group since 2008 and Director thereof since 1996; Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.	88 RICs consisting of 112 Portfolios	None
Karen P. Robards 1950	Co-Chair of the Board and Trustee (Since 2019)	Principal of Robards & Company, LLC (consulting and private investing) since 1987; Co-founder and Director of the Cooke Center for Learning and Development (a not-for-profit organization) since 1987; Director of Enable Injections, LLC (medical devices) since 2019; Investment Banker at Morgan Stanley from 1976 to 1987.	88 RICs consisting of 112 Portfolios	Greenhill & Co., Inc.; AtriCure, Inc. (medical devices) from 2000 until 2017
Michael J. Castellano 1946	Trustee (Since 2019)	Chief Financial Officer of Lazard Group LLC from 2001 to 2011; Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director, Support Our Aging Religious (non-profit) from 2009 to June 2015 and since 2017; Director, National Advisory Board of Church Management at Villanova University since 2010; Trustee, Domestic Church Media Foundation since 2012; Director, CircleBlack Inc. (financial technology company) since 2015.	88 RICs consisting of 112 Portfolios	None
Cynthia L. Egan 1955	Trustee (Since 2019)	Advisor, U.S. Department of the Treasury from 2014 to 2015; President, Retirement Plan Services for T. Rowe Price Group, Inc. from 2007 to 2012; executive positions within Fidelity Investments from 1989 to 2007.	88 RICs consisting of 112 Portfolios	Unum (insurance); The Hanover Insurance Group (insurance); Envestnet (investment platform) from 2013 until 2016
Frank J. Fabozzi 1948	Trustee (Since 2019)	Editor of The Journal of Portfolio Management since 1986; Professor of Finance, EDHEC Business School (France) since 2011; Visiting Professor, Princeton University for the 2013 to 2014 academic year and Spring 2017 semester; Professor in the Practice of Finance, Yale University School of Management from 1994 to 2011 and currently a Teaching Fellow in Yale’s Executive Programs; Board Member, BlackRock Equity-Liquidity Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011.	88 RICs consisting of 112 Portfolios	None
Henry Gabbay 1947	Trustee (Since 2007)	Board Member, BlackRock Equity-Bond Board from 2007 to 2018; Board Member, BlackRock Equity-Liquidity and BlackRock Closed-End Fund Boards from 2007 through 2014; Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	88 RICs consisting of 112 Portfolios	None

106	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (a) (continued)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
R. Glenn Hubbard 1958	Trustee (Since 2019)	Dean, Columbia Business School since 2004; Faculty member, Columbia Business School since 1988.	88 RICs consisting of 112 Portfolios	ADP (data and information services); Metropolitan Life Insurance Company (insurance); KKR Financial Corporation (finance) from 2004 until 2014
W. Carl Kester 1951	Trustee (Since 2019)	George Fisher Baker Jr. Professor of Business Administration, Harvard Business School since 2008; Deputy Dean for Academic Affairs from 2006 to 2010; Chairman of the Finance Unit, from 2005 to 2006; Senior Associate Dean and Chairman of the MBA Program from 1999 to 2005; Member of the faculty of Harvard Business School since 1981.	88 RICs consisting of 112 Portfolios	None
Catherine A. Lynch 1961	Trustee (Since 2019)	Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury Management, The George Washington University from 1999 to 2003; Assistant Treasurer, Episcopal Church of America from 1995 to 1999.	88 RICs consisting of 112 Portfolios	None

Interested Trustees (a)(d)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert Fairbairn 1965	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	126 RICs consisting of 294 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015); President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	126 RICs consisting of 294 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b) Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.

(d) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the Investment Company Act 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Multi-Asset Complex.

TRUSTEE AND OFFICER INFORMATION	107

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Jennifer McGovern 1977	Vice President (Since 2014)

Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Development and Oversight for BlackRock’s Strategic Product Management Group since 2019; Previously Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Chief Financial Officer of the iShares® exchange traded funds since 2019; Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
John MacKessy 1972	Anti-Money Laundering Compliance Officer (Since 2018)	Director of BlackRock, Inc. since 2017; Global Head of Anti-Money Laundering at BlackRock, Inc. since 2017; Director of AML Monitoring and Investigations Group of Citibank from 2015 to 2017; Global Anti-Money Laundering and Economic Sanctions Officer for MasterCard from 2011 to 2015.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective January 1, 2019, Richard E. Cavanagh and Karen P. Robards were appointed as a Co-Chair of the Board. Prior to January 1, 2019, Mr. Cavanagh served as Chair of the Board and Ms. Robards served as Vice Chair of the Board.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

108	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds, may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	109

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAN	Bond Anticipation Notes

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

ETF	Exchange-Traded Fund

GO	General Obligation Bonds

Portfolio Abbreviations (continued)

GTD	Guaranteed

HFA	Housing Finance Agency

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

M/F	Multi-Family

MRB	Mortgage Revenue Bonds

NPFGC	National Public Finance Guarantee Corp.

OTC	Over-the-Counter

PSF	Permanent School Fund

RB	Revenue Bonds

S&P	S&P Global Ratings

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

SPDR	Standard & Poor’s Depository Receipts

110	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MUNI4-5/19-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano

Frank J. Fabozzi

Henry Gabbay

Catherine A. Lynch

Karen P. Robards

The registrant’s board of trustees has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock New Jersey Municipal Bond Fund	$31,620	$31,620	$4,000	$0	$13,500	$14,100	$0	$0
BlackRock Pennsylvania Municipal Bond Fund	$29,784	$29,784	$4,000	$0	$13,500	$14,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,050,500	$2,274,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,050,500 and $2,274,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

    The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

    Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock New Jersey Municipal Bond Fund	$17,500	$14,100
BlackRock Pennsylvania Municipal Bond Fund	$17,500	$14,100

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,050,500	$2,274,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: August 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: August 2, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: August 2, 2019